As filed with the Securities and Exchange Commission on May 4, 2021

Securities Act No. 33-44964

Investment Company Act File No. 811-06526

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     ☒

Pre-Effective Amendment No.    ☐

Post-Effective Amendment No. 173     ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     ☒

Amendment No. 174     ☒

BOSTON TRUST WALDEN FUNDS

(Exact Name of Registrant as Specified in Charter)

One Beacon Street, Boston, MA 02108

(Address of Principal Executive Offices)

Registrant’s Telephone Number: 1-800-282-8782

Michael V. Wible

Thompson Hine LLP

41 S. High Street,

Suite 1700

Columbus, Ohio 43215

(Address of Agent for Service)

With Copies to:

Jennifer Hankins

Citi Fund Services Ohio, Inc.

4400 Easton Commons, Suite 200

Columbus, Ohio 43219

It is proposed that this filing will become effective (check appropriate box)

☐    immediately upon filing pursuant to paragraph (b)

☐    on (date) pursuant to paragraph (b)

☒    60 days after filing pursuant to paragraph (a)(1)

☐    on (date) pursuant to paragraph (a)(1)

☐    on 75 days after filing pursuant to paragraph (a)(2)

☐    on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐    this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS

Boston Trust Asset Management Fund (BTBFX)

Boston Trust Equity Fund (BTEFX)

Boston Trust Midcap Fund (BTMFX)

Boston Trust SMID Cap Fund (BTSMX)

Boston Trust Walden Balanced Fund (WSBFX)

(formerly, “Walden Balanced Fund”)

Boston Trust Walden Equity Fund (WSEFX)

(formerly, “Walden Equity Fund”)

Boston Trust Walden Midcap Fund (WAMFX)

(formerly, “Walden Midcap Fund”)

Boston Trust Walden SMID Cap Fund (WASMX)

(formerly, “Walden SMID Cap Fund”)

Boston Trust Walden Small Cap Fund (BOSOX)

Boston Trust Walden International Equity Fund (WIEFX)

(formerly, “Walden International Equity Fund”)

Prospectus dated [            ], 2021

Neither the Securities and Exchange Commission nor any other regulatory body has approved the securities being offered by this prospectus or determined whether this prospectus is accurate and complete. It is unlawful for anyone to make any representation to the contrary.

Table of Contents

Fund Summary

1	Boston Trust Asset Management Fund
4	Boston Trust Equity Fund
6	Boston Trust Midcap Fund
8	Boston Trust SMID Cap Fund
10	Boston Trust Walden Balanced Fund (formerly, “Walden Balanced Fund”)
13	Boston Trust Walden Equity Fund (formerly, “Walden Equity Fund”)
15	Boston Trust Walden Midcap Fund (formerly, “Walden Midcap Fund”)
17	Boston Trust Walden SMID Cap Fund (formerly, “Walden SMID Cap Fund”)
19	Boston Trust Walden Small Cap Fund
22	Boston Trust Walden International Equity Fund (formerly, “Walden International Equity Fund”)

More About Investment Objectives, Strategies and Risks

25	Investment Process
25	Buy Discipline
25	Sell Discipline
29	Temporary Defensive Position
29	Investment Risks
32	Disclosure of Portfolio Holdings
32	Environmental, Social and Governance (ESG) Guidelines
32	Active Ownership Guidelines

Shareholder Information

33	Pricing of Fund Shares
33	Purchasing and Adding to Your Shares
35	Selling Your Shares
37	Exchanging Your Shares
37	Dividends, Distributions and Taxes

Fund Management

39	The Investment Adviser
40	Portfolio Managers
41	The Distributor and Administrator
41	Cybersecurity Risk

Financial Highlights

42	Boston Trust Asset Management Fund
43	Boston Trust Equity Fund
44	Boston Trust Midcap Fund
45	Boston Trust SMID Cap Fund
46	Boston Trust Walden Balanced Fund (formerly, “Walden Balanced Fund”)
47	Boston Trust Walden Equity Fund (formerly, “Walden Equity Fund”)
48	Boston Trust Walden Midcap Fund (formerly, “Walden Midcap Fund”)
49	Boston Trust Walden SMID Cap Fund (formerly, “Walden SMID Cap Fund”)
50	Boston Trust Walden Small Cap Fund
51	Boston Trust Walden International Equity Fund (formerly, “Walden International Equity Fund”)

May 1, 2021

Boston Trust Asset Management Fund	Fund Summary

Investment Goals

The Boston Trust Asset Management Fund seeks long-term capital growth and income through an actively managed portfolio of stocks, bonds and money market instruments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Boston Trust Asset Management Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (load) Imposed on Purchases	None
Maximum Deferred Sales Charge (load)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None

Management Fee	0.72%
Distribution (Rule 12b-1) Fees	None
Other Expenses	0.16%
Total Annual Fund Operating Expenses	0.88%

Example: The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes a $10,000 investment, a 5% annual return, redemption at the end of each period and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$90	$281	$488	$1,084

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended December 31, 2020, the Fund’s portfolio turnover rate was 12.18% of the average value of its portfolio.

Principal Investment Strategies

The Fund will invest in a diversified portfolio of stocks, bonds and money market instruments, with at least 20% of the Fund’s assets invested in each of the following categories: (i) domestic and foreign equity securities, such as common stock and (ii) fixed-income securities, such as U.S. government and agency securities, corporate bonds, money market funds, and cash. The Fund may invest in companies of any size, but generally focuses on large capitalization companies. The portion of the Fund invested in equity and fixed income securities will vary based on Boston Trust Walden Inc.’s (the “Adviser”) assessment of the economic and market outlook and the relative attractiveness of stocks, bonds, and money market instruments. “Assets” means net assets, plus the amount of borrowing for investment purposes. The Fund will purchase fixed income securities that are primarily rated investment grade. The Fund may invest up to 25% of its assets in foreign equity and fixed income securities.

The Adviser evaluates financially material environmental, social, and governance (ESG) factors as part of the investment decision-making process for the Fund. The Adviser considers financial materiality as it is understood in generally accepted accounting principles—information that would influence the judgment of an informed investor. The Adviser assesses the impact that ESG factors may have on revenues, expenses, assets, liabilities, and overall risk. In addition, the Adviser utilizes active ownership to encourage sustainable business policies and practices and greater ESG transparency. Active ownership strategies include proxy voting, dialogue with company management, sponsorship of shareholder resolutions, and public policy advocacy.

1	www.bostontrustwalden.com

May 1, 2021

Boston Trust Asset Management Fund	Fund Summary

Principal Investment Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. The value of the Fund’s investments will fluctuate with market conditions and interest rates and the value of your investment in the Fund will also vary. You could lose money on your investment in the Fund, or the Fund could underperform other investments. Investments in the Fund are not deposits of the Adviser or Boston Trust Walden Company and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below are the main risks of investing in the Fund.

Market Risk: Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets.

Equity Risk: The value of the equity securities held by the Fund, and thus the value of a Fund’s shares, can fluctuate — at times dramatically.

Small and Mid Cap Company Risk: These companies may be subject to greater market risks and fluctuations in value than large capitalization companies and may not correspond to changes in the stock market in general.

Interest Rate Risk: Interest rate risk refers to the risk that the value of the Fund’s fixed-income securities can change in response to changes in prevailing interest rates causing volatility and possible loss of value as rates increase. Interest rates remain low by historical standards and may rise. Consequently the risks associated with rising interest rates are heightened. Securities with greater interest rate sensitivity, and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value.

Credit Risk: Credit risk refers to the risk related to the credit quality of the issuer of a security held in a Fund’s portfolio.

LIBOR Risk: Instruments in which the Fund invests may pay interest based on the London Interbank Offered Rate (“LIBOR”). The use of LIBOR is scheduled to be phased out by the end of 2021, although the phase out of U.S. dollar LIBOR has been delayed until mid-2023. Currently, no official replacement rate has been identified. The nature of any replacement rate and the impact of the transition from LIBOR on the Fund, issuers of instruments in which the Fund invests, and the financial markets generally are unknown.

Government Risk: The U.S. government’s guarantee of ultimate payment of principal and timely payment of interest on certain U.S. government securities owned by the Fund do not imply that the Fund’s shares are guaranteed or that the price of the Fund’s shares will not fluctuate.

Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse political, regulatory, social and economic developments and differing auditing and legal standards. The departure of a country from the European Union or other economic or trading bloc could have significant political and financial consequences for global markets.

Management Risk: The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s judgment will produce the desired results.

Performance

The bar chart and performance table below illustrate the variability of the returns of the Fund, which provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns over time compare with those of a broad measure of market performance. The Fund’s past performance is not an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.bostontrustwalden.com or by calling 1-800-282-8782, extension 7050.

Average Total Returns (Years ended December 31)

Best quarter:	Worst quarter:
1Q2019	1Q2020
10.75%	(15.19)%

For the period January 1, 2021 through March 31, 2021, the aggregate (non-annualized) total return for the Fund was 2.75%.

				Since
Average Annual Total Returns	1	5	10	Inception
(as of December 31, 2020)	Year	Years	Years	(12/1/95)
Boston Trust Asset Management Fund
Before Taxes	7.83%	11.20%	9.81%	8.39%
After Taxes on Distributions	6.45%	10.26%	9.01%	7.39%
After Taxes on Distributions and Sale of Fund Shares	5.59%	8.77%	7.91%	6.82%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	18.40%	15.22%	13.88%	9.60%
Bloomberg Barclays U.S. Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)	8.93%	4.98%	4.19%	5.28%
FTSE 3 Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses or taxes)	0.58%	1.16%	0.60%	2.19%

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax- deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).

2	www.bostontrustwalden.com

May 1, 2021

Boston Trust Asset Management Fund	Fund Summary

Portfolio Management

Investment Adviser:	Boston Trust Walden Inc.
Co-Portfolio Managers:	Amy Crandall Kaser, CFP®, Since 2019
Jason T. O’Connell, CFA, CAIA, CFP®, Since 2019

Buying and Selling Fund Shares

Minimum Initial Investment:	$100,000
Minimum Additional Investment:	$1,000

To Place Orders:

Boston Trust Walden Funds

c/o Boston Trust Walden Company

One Beacon Street, Boston, MA 02108

Transaction Policies

You can buy or sell shares of the Fund on any business day by mail (Boston Trust Walden Funds, One Beacon Street, Boston, MA 02108), by telephone (1-800-282-8782, ext 7050), or through your investment representative. You can pay for shares by check or wire transfer.

Dividends, Capital Gains and Taxes

The Fund’s distributions are taxable as ordinary income and/or capital gains, except when your investment is in an IRA, 401(k) or other tax- advantaged investment plan. Such tax deferred arrangements may be taxed later upon withdrawal of monies from these arrangements.

Potential Conflicts of Interest – Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary an ongoing fee for providing administrative and related shareholder services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

3	www.bostontrustwalden.com

May 1, 2021

Boston Trust Equity Fund	Fund Summary

Investment Goals

The Boston Trust Equity Fund seeks long-term capital growth through an actively managed portfolio of stocks.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Boston Trust Equity Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (load) Imposed on Purchases	None
Maximum Deferred Sales Charge (load)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.75%
Distribution (Rule 12b-1) Fees	None
Other Expenses	0.15%
Total Annual Fund Operating Expenses	0.90%

Example: The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes a $10,000 investment, a 5% annual return, redemption at the end of each period and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$92	$287	$498	$1,108

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended December 31, 2020, the Fund’s portfolio turnover rate was 9.30% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests, under normal circumstances, at least 80% of its assets in a diversified portfolio of domestic equity securities, such as common stock. The Fund may invest in companies of any size, but generally focuses on large capitalization companies. “Assets” means net assets, plus the amount of borrowing for investment purposes. Shareholders will be given 60 days’ advance notice of any change to this policy.

Boston Trust Walden Inc. (the “Adviser”) evaluates financially material environmental, social, and governance (ESG) factors as part of the investment decision-making process for the Fund. The Adviser considers financial materiality as it is understood in generally accepted accounting principles—information that would influence the judgment of an informed investor. The Adviser assesses the impact that ESG factors may have on revenues, expenses, assets, liabilities, and overall risk. In addition, the Adviser utilizes active ownership to encourage sustainable business policies and practices and greater ESG transparency. Active ownership strategies include proxy voting, dialogue with company management, sponsorship of shareholder resolutions, and public policy advocacy.

Principal Investment Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. The value of the Fund’s investments will fluctuate with market conditions and interest rates and the value of your investment in the Fund will also vary. You could lose money on your investment in the Fund, or the Fund could underperform other investments. Investments in the Fund are not deposits of the Adviser or Boston Trust Walden Company and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below are the main risks of investing in the Fund.

Market Risk: Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets.

Equity Risk: The value of the equity securities held by the Fund, and thus the value of the Fund’s shares, can fluctuate — at times dramatically.

Small and Mid Cap Company Risk: These companies may be subject to greater market risks and fluctuations in value than large capitalization companies and may not correspond to changes in the stock market in general.

Management Risk: The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s judgment will produce the desired results.

Performance

The bar chart and performance table below illustrate the variability of the returns of the Fund, which provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns over time compare with those of a broad measure of market performance. The Fund’s past performance is not an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.bostontrustwalden.com or by calling 1-800-282-8782, extension 7050.

4	www.bostontrustwalden.com

May 1, 2021

Boston Trust Equity Fund	Fund Summary

Average Total Returns (Years ended December 31)

Best quarter:	Worst quarter:
2Q2020	1Q2020
15.69%	(20.00)%

For the period January 1, 2021 through March 31, 2021, the aggregate (non-annualized) total return for the Fund was 5.29%.

Average Annual Total Returns (as of December 31, 2020)	1 Year	5 Years	10 Years	Since Inception (10/1/03)
Boston Trust Equity Fund
Before Taxes	14.53%	14.72%	12.11%	9.51%
After Taxes on Distributions	13.76%	13.95%	11.41%	8.99%
After Taxes on Distributions and Sale of Fund Shares	9.13%	11.68%	9.90%	7.99%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	18.40%	15.22%	13.88%	10.08%

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax- deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).

Portfolio Management

Investment Adviser:	Boston Trust Walden Inc.
Co-Portfolio Managers:	Amy Crandall Kaser, CFP®, Since 2019 Jason T. O’Connell, CFA, CAIA, CFP®, Since 2019

Buying and Selling Fund Shares

Minimum Initial Investment:	$100,000
Minimum Additional Investment:	$1,000

To Place Orders:

Boston Trust Walden Funds

c/o Boston Trust Walden Company

One Beacon Street, Boston, MA 02108

Transaction Policies

You can buy or sell shares of the Fund on any business day by mail (Boston Trust Walden Funds, One Beacon Street, Boston, MA 02108), by telephone (1-800-282-8782, ext 7050), or through your investment representative. You can pay for shares by check or wire transfer.

Dividends, Capital Gains and Taxes

The Fund’s distributions are taxable as ordinary income and/or capital gains, except when your investment is in an IRA, 401(k) or other tax- advantaged investment plan. Such tax deferred arrangements may be taxed later upon withdrawal of monies from these arrangements.

Potential Conflicts of Interest – Payments to Broker- Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary an ongoing fee for providing administrative and related shareholder services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

5	www.bostontrustwalden.com

May 1, 2021

Boston Trust Midcap Fund	Fund Summary

Investment Goals

The Boston Trust Midcap Fund seeks long-term capital growth through an actively managed portfolio of stocks of middle capitalization (“mid cap”) companies.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Boston Trust Midcap Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (load) Imposed on Purchases	None
Maximum Deferred Sales Charge (load)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.75%
Distribution (Rule 12b-1) Fees	None
Other Expenses	0.30%
Total Annual Fund Operating Expenses	1.05%
Fee Waiver and/or Expense Reimbursement[1]	(0.05)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.00%

[1]	Boston Trust Walden Inc. (the “Adviser”) has entered into an expense limitation agreement with the Fund to reduce fees payable to the Adviser and/or reimburse the Fund to limit the Total Fund Operating Expenses of the Fund to 1.00% of its average daily net assets through May 1, 2022 (exclusive of brokerage costs, interest, taxes, dividends, litigation expenses, indemnification, expenses associated with the investments in underlying investment companies and extraordinary expenses (as determined under generally accepted accounting principles)).The Adviser may seek recoupment of fees waived and expenses reimbursed within three years of the date on which the expense reduction or reimbursement occurred if the Fund is able to make the repayment without exceeding the current limitation on Total Fund Operating Expenses, or the limitation in place at the time of initial waiver/reimbursement. The expense limitation agreement may be terminated by the Board of Trustees at any time and will terminate automatically upon termination of the Investment Management Agreement.

Example: The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes a $10,000 investment, a 5% annual return, redemption at the end of each period and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$102	$329	$575	$1,278

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended December 31, 2020, the Fund’s portfolio turnover rate was 38.33% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests, under normal circumstances, at least 80% of its assets in a diversified portfolio of domestic equity securities of mid cap companies. Equity securities include common stock and any rights to purchase common stock. “Assets” means net assets, plus the amount of borrowings for investment purposes. Shareholders will be given 60 days’ advance notice of any change to this policy. For these purposes, Boston Trust Walden Inc. (the “Adviser”) defines mid cap companies as those with market capitalizations within the range encompassed by the Russell Midcap® Index at the time of purchase. The size of companies in the Russell Midcap® Index may change with market conditions. In addition, changes to the composition of the Russell Midcap® Index can change the market capitalization range of the companies included in the index. As of December 31, 2020, the market capitalization range of the Russell Midcap® Index was between $331.8 million and $60.4 billion. However, the Fund generally excludes securities with market capitalization less than $2 billion at time of purchase.

The Adviser evaluates financially material environmental, social, and governance (ESG) factors as part of the investment decision-making process for the Fund. The Adviser considers financial materiality as it is understood in generally accepted accounting principles—information that would influence the judgment of an informed investor. The Adviser assesses the impact that ESG factors may have on revenues, expenses, assets, liabilities, and overall risk. In addition, the Adviser utilizes active ownership to encourage sustainable business policies and practices and greater ESG transparency. Active ownership strategies include proxy voting, dialogue with company management, sponsorship of shareholder resolutions, and public policy advocacy.

Principal Investment Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. The value of the Fund’s investments will fluctuate with market conditions and interest rates and the value of your investment in the Fund will also vary. You could lose money on your investment in the Fund, or the Fund could underperform other investments. Investments in the Fund are not deposits of the Adviser or Boston Trust Walden Company and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below are the main risks of investing in the Fund.

Market Risk: Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets.

Equity Risk: The value of the equity securities held by the Fund, and thus the value of the Fund’s shares, can fluctuate — at times dramatically.

Mid Cap Company Risk: These companies may be subject to greater market risks and fluctuations in value than large capitalization companies and may not correspond to changes in the stock market in general.

6	www.bostontrustwalden.com

May 1, 2021

Boston Trust Midcap Fund	Fund Summary

Management Risk: The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s judgment will produce the desired results.

Performance

The bar chart and performance table below illustrate the variability of the returns of the Fund, which provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns over time compare with those of a broad measure of market performance. The Fund’s past performance is not an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.bostontrustwalden.com or by calling 1-800-282-8782, extension 7050.

Average Total Returns (Years ended December 31)

Best quarter:	Worst quarter:
2Q2020	1Q2020
17.49%	(24.25)%

For the period January 1, 2021 through March 31, 2021, the aggregate (non-annualized) total return for the Fund was 6.71%.

Average Annual Total Returns	1	5	10	Since Inception
(as of December 31, 2020)	Year	Years	Years	(9/24/07)
Boston Trust Midcap Fund
Before Taxes	8.81%	12.72%	11.25%	9.74%
After Taxes on Distributions	8.51%	11.48%	10.17%	8.88%
After Taxes on Distributions and Sale of Fund Shares	5.43%	9.93%	9.06%	7.96%
Russell Midcap® Index (reflects no deduction for fees, expenses or taxes)	17.10%	13.40%	12.41%	9.26%

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax- deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).

Portfolio Management

Investment Adviser:	Boston Trust Walden Inc.
Lead Portfolio Manager:	Stephen J. Amyouny, CFA, Since 2007
Co-Portfolio Managers:	Richard Q. Williams, CFA, Since 2017 Mark B. Zagata, CFA, Since 2020

Buying and Selling Fund Shares

Minimum Initial Investment:	$100,000
Minimum Additional Investment:	$1,000

To Place Orders:

Boston Trust Walden Funds

c/o Boston Trust Walden Company

One Beacon Street, Boston, MA 02108

Transaction Policies

You can buy or sell shares of the Fund on any business day by mail (Boston Trust Walden Funds, One Beacon Street, Boston, MA 02108), by telephone (1-800-282-8782, ext 7050), or through your investment representative. You can pay for shares by check or wire transfer.

Dividends, Capital Gains and Taxes

The Fund’s distributions are taxable as ordinary income and/or capital gains, except when your investment is in an IRA, 401(k) or other tax- advantaged investment plan. Such tax deferred arrangements may be taxed later upon withdrawal of monies from these arrangements.

Potential Conflicts of Interest – Payments to Broker- Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary an ongoing fee for providing administrative and related shareholder services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

7	www.bostontrustwalden.com

May 1, 2021

Boston Trust SMID Cap Fund	Fund Summary

Investment Goals

The Boston Trust SMID Cap Fund seeks long-term capital growth through an actively managed portfolio of stocks of small and middle capitalization (“smid cap”) companies.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Boston Trust SMID Cap Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (load) Imposed on Purchases	None
Maximum Deferred Sales Charge (load)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.75%
Distribution (Rule 12b-1) Fees	None
Other Expenses	0.16%
Total Annual Fund Operating Expenses	0.91%
Fee Waiver and/or Expense Reimbursement[1]	(0.16)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.75%

[1]	Boston Trust Walden Inc. (the “Adviser”) has entered into an expense limitation agreement with the Fund to reduce fees payable to the Adviser and/or reimburse the Fund to limit the Total Fund Operating Expenses of the Fund to 0.75% of its average daily net assets through May 1, 2022 (exclusive of brokerage costs, interest, taxes, dividends, litigation expenses, indemnification, expenses associated with the investments in underlying investment companies and extraordinary expenses (as determined under generally accepted accounting principles)).The Adviser may seek recoupment of fees waived and expenses reimbursed within three years of the date on which the expense reduction or reimbursement occurred if the Fund is able to make the repayment without exceeding the current limitation on Total Fund Operating Expenses, or the limitation in place at the time of initial waiver/reimbursement. The expense limitation agreement may be terminated by the Board of Trustees at any time and will terminate automatically upon termination of the Investment Management Agreement.

Example: The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes a $10,000 investment, a 5% annual return, redemption at the end of each period and that the Fund’s operating expenses remain the same. The Example reflects the fee waiver and expense reimbursement for the duration of the waiver/ reimbursement period only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$77	$274	$488	$1,105

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

For the fiscal year ended December 31, 2020, the Fund’s portfolio turnover rate was 51.26% of the average value of the portfolio.

Principal Investment Strategies

The Fund invests, under normal circumstances, at least 80% of its assets in a diversified portfolio of domestic equity securities of small and mid cap companies. Equity securities include common stock and any rights to purchase common stock. “Assets” means net assets, plus the amount of borrowing for investment purposes. Shareholders will be given 60 days advance notice of any change to this policy. For these purposes, Boston Trust Walden Inc. (the “Adviser”) defines small and mid cap issuers as those with market capitalizations within the range encompassed by the Russell 2500TM Index at the time of purchase. The size of companies in the Russell 2500TM Index may change with market conditions. In addition, changes to the composition of the Russell 2500TM Index can change the market capitalization range of the companies included in the index. As of December 31, 2020, the market capitalization range of the Russell 2500TM Index was between $33.1 million and $25.2 billion. However, the Fund generally excludes securities with market capitalizations less than $500 million at time of purchase.

The Adviser evaluates financially material environmental, social, and governance (ESG) factors as part of the investment decision-making process for the Fund. The Adviser considers financial materiality as it is understood in generally accepted accounting principles—information that would influence the judgment of an informed investor. The Adviser assesses the impact that ESG factors may have on revenues, expenses, assets, liabilities, and overall risk. In addition, the Adviser utilizes active ownership to encourage sustainable business policies and practices and greater ESG transparency. Active ownership strategies include proxy voting, dialogue with company management, sponsorship of shareholder resolutions, and public policy advocacy.

Principal Investment Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. The value of the Fund’s investments will fluctuate with market conditions and interest rates and the value of your investment in the Fund will also vary. You could lose money on your investment in the Fund, or the Fund could underperform other investments. Investments in the Fund are not deposits of the Adviser or Boston Trust Walden Company and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below are the main risks of investing in the Fund.

Market Risk: Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets.

Equity Risk: The value of the equity securities held by the Fund, and thus the value of a Fund’s shares, can fluctuate — at times dramatically.

Small and Mid Cap Company Risk: These companies may be subject to greater market risks and fluctuations in value than large capitalization companies and may not correspond to changes in the stock market in general.

Management Risk: The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s judgment will produce the desired results.

8	www.bostontrustwalden.com

May 1, 2021

Boston Trust SMID Cap Fund	Fund Summary

Performance

The bar chart and performance table below illustrate the variability of the returns of the Fund, which provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns over time compare with those of a broad measure of market performance. The Fund’s past performance is not an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.bostontrustwalden.com or by calling 1-800-282-8782, extension 7050.

Average Total Returns (Years ended December 31)

Best quarter:	Worst quarter:
4Q2020	1Q2020
17.73%	(25.42)%

For the period January 1, 2021 through March 31, 2021, the aggregate (non-annualized) total return for the Fund was 10.19%.

Average Annual Total Returns (as of December 31, 2020)	1 Year	5 Years	Since Inception (11/30/11)
Boston Trust SMID Cap Fund
Before Taxes	8.26%	13.00%	11.60%
After Taxes on Distributions	8.06%	12.25%	10.60%
After Taxes on Distributions and Sale of Fund Shares	5.03%	10.24%	9.28%
Russell 2500TM Index (reflects no deduction for fees, expenses or taxes)	19.99%	13.64%	13.60%

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax- deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).

Portfolio Management

Investment Adviser:	Boston Trust Walden Inc.
Lead Portfolio Manager:	Kenneth Scott, CFA, Since 2011
Co-Portfolio Managers:	Richard Q. Williams, CFA, Since 2017 Leanne Moore, Since 2020

Buying and Selling Fund Shares

Minimum Initial Investment:	$1,000,000
Minimum Additional Investment:	$1,000

To Place Orders:

Boston Trust Walden Funds

c/o Boston Trust Walden Company

One Beacon Street, Boston, MA 02108

Transaction Policies

You can buy or sell shares of the Fund on any business day by mail (Boston Trust Walden Funds, One Beacon Street, Boston, MA 02108), by telephone (1-800-282-8782, ext 7050), or through your investment representative. You can pay for shares by check or wire transfer.

Dividends, Capital Gains and Taxes

The Fund’s distributions are taxable as ordinary income and/or capital gains, except when your investment is in an IRA, 401(k) or other tax- advantaged investment plan. Such tax deferred arrangements may be taxed later upon withdrawal of monies from these arrangements.

Potential Conflicts of Interest – Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary an ongoing fee for providing administrative and related shareholder services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

9	www.bostontrustwalden.com

May 1, 2021

Boston Trust Walden Balanced Fund	Fund Summary

Investment Goals

The Boston Trust Walden Balanced Fund (formerly, “Walden Balanced Fund”) seeks long-term capital growth and income through an actively managed portfolio of stocks, bonds and money market instruments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Boston Trust Walden Balanced Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (load) Imposed on Purchases	None
Maximum Deferred Sales Charge (load)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Distribution (Rule 12b-1) Fees	None
Other Expenses	0.27%
Total Annual Fund Operating Expenses	1.02%
Fee Waiver and/or Expense Reimbursement[1]	(0.02)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.00%

1 Boston Trust Walden Inc. (the “Adviser”) has entered into an expense limitation agreement with the Fund to reduce fees payable to the Adviser and/or reimburse the Fund to limit the Total Fund Operating Expenses of the Fund to 1.00% of its average daily net assets through May 1, 2022 (exclusive of brokerage costs, interest, taxes, dividends, litigation expenses, indemnification, expenses associated with the investments in underlying investment companies and extraordinary expenses (as determined under generally accepted accounting principles)). The Adviser may seek recoupment of fees waived and expenses reimbursed within three years of the date on which the expense reduction or reimbursement occurred if the Fund is able to make the repayment without exceeding the current limitation on Total Fund Operating Expenses, or the limitation in place at the time of initial waiver/ reimbursement. The expense limitation agreement may be terminated by the Board of Trustees at any time and will terminate automatically upon termination of the Investment Management Agreement.

Example: The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes a $10,000 investment, a 5% annual return, redemption at the end of each period and that the Fund’s operating expenses remain the same. The Example reflects the fee waiver and expense reimbursement for the duration of the waiver/reimbursement period only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$102	$323	$561	$1,246

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended December 31, 2020, the Fund’s portfolio turnover rate was 18.73% of the average value of its portfolio.

Principal Investment Strategies

The Fund will invest in a diversified portfolio of stocks, bonds and money market instruments, with at least 25% of the Fund’s assets invested in each of the following categories: (i) fixed-income securities, such as U.S. government and agency securities, corporate bonds, money market funds, and cash and (ii) domestic and foreign equity securities, such as common stock. The Fund may invest in companies of any size, but generally focuses on large capitalization companies. The portion of the Fund invested in equity and fixed income securities will vary based on Boston Trust Walden Inc.’s (the “Adviser”) assessment of the economic and market outlook and the relative attractiveness of stocks, bonds and money market instruments. “Assets” means net assets, plus the amount of borrowing for investment purposes. The Fund will purchase fixed income securities that are primarily rated investment grade. The Fund may invest up to 25% of its assets in foreign equity and fixed income securities.

The Adviser evaluates financially material environmental, social, and governance (ESG) factors as part of the investment decision-making process for the Fund. The Adviser considers financial materiality as it is understood in generally accepted accounting principles— information that would influence the judgment of an informed investor. The Adviser assesses the impact that ESG factors may have on revenues, expenses, assets, liabilities, and overall risk. The Fund is subject to ESG screening criteria in which the Adviser excludes companies with significant exposure in alcohol production, coal mining, factory farming, gaming, handguns, nuclear power fuel cycle, prison operations, tobacco manufacturing, and weapons systems, considering their revenue dependence (share of total revenue derived from undesirable products/services), market share (if a company is a market leader in an undesirable product despite relatively small share of total company revenue), and severity (how proximate the product or service is to the undesirable product—e.g., minor electronic input to a weapon system). The Adviser also exercises its full discretion in evaluating the overall performance of each company. The Adviser considers: performance over time (relative to peers and established goals); accountability and disclosure; and impacts on stakeholders. For each potential investment, the Adviser seeks to understand the company’s products and services and evaluate overall performance in four broad categories: corporate governance, human capital management, environmental impacts, and community impacts. The Fund may avoid companies it judges to have substandard performance in one or more of these areas. In addition, the Adviser utilizes active ownership to encourage sustainable business policies and practices and greater ESG transparency. Active ownership strategies include proxy voting, dialogue with company management, sponsorship of shareholder resolutions, and public policy advocacy.

Principal Investment Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. The value of the Fund’s investments will fluctuate with market conditions and interest rates and the value of your investment in the Fund will also vary. You could lose money on your investment in the Fund, or the Fund could underperform other investments. Investments in the Fund are not deposits of the Adviser or Boston Trust Walden Company and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below are the main risks of investing in the Fund.

10	www.bostontrustwalden.com

May 1, 2021

Boston Trust Walden Balanced Fund	Fund Summary

Market Risk: Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets.

Equity Risk: The value of the equity securities held by the Fund, and thus the value of the Fund’s shares, can fluctuate — at times dramatically.

Small and Mid Cap Company Risk: These companies may be subject to greater market risks and fluctuations in value than large capitalization companies and may not correspond to changes in the stock market in general.

Interest Rate Risk: Interest rate risk refers to the risk that the value of the Fund’s fixed-income securities can change in response to changes in prevailing interest rates causing volatility and possible loss of value as rates increase. Interest rates remain low by historical standards and may rise. Consequently, the risks associated with rising interest rates are heightened. Securities with greater interest rate sensitivity, and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value.

LIBOR Risk: Instruments in which the Fund invests may pay interest based on the London Interbank Offered Rate (“LIBOR”). The use of LIBOR is scheduled to be phased out by the end of 2021, although the phase out of U.S. dollar LIBOR has been delayed until mid-2023. Currently, no official replacement rate has been identified. The nature of any replacement rate and the impact of the transition from LIBOR on the Fund, issuers of instruments in which the Fund invests, and the financial markets generally are unknown.

Credit Risk: Credit risk refers to the risk related to the credit quality of the issuer of a security held in the Fund’s portfolio.

Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse political, regulatory, social and economic developments and differing auditing and legal standards. The departure of a country from the European Union or other economic or trading bloc could have significant political financial consequences for global markets.

Government Risk: The U.S. government’s guarantee of ultimate payment of principal and timely payment of interest on certain U.S. government securities owned by the Fund do not imply that the Fund’s shares are guaranteed or that the price of the Fund’s shares will not fluctuate.

Management Risk: The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s judgment will produce the desired results.

ESG Screening Criteria Risk: The Fund’s ESG screening criteria may affect the Fund’s exposure to certain companies, sectors and/or industries, and may adversely impact the Fund’s performance depending on whether such companies, sectors and/or industries are in or out of favor in the market. Both the ESG profile of a company or industry or the investment adviser’s judgement of a company or industry may change over time. The investment adviser’s judgement regarding the ESG screens may depend upon information that could be incomplete, inaccurate or unavailable, which may adversely affect the ESG analysis.

Performance

The bar chart and performance table below illustrate the variability of the returns of the Fund, which provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns over time compare with those of a broad measure of market performance. The Fund’s past performance is not an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.bostontrustwalden.com or by calling 1-800-282-8782, extension 7050.

Average Total Returns (Years ended December 31)

Best quarter:	Worst quarter:
2Q2020	1Q2020
10.16%	(14.16)%

For the period January 1, 2021 through March 31, 2021, the aggregate (non-annualized) total return for the Fund was 3.21%.

Average Annual Total Returns (as of December 31, 2020)	1 Year	5 Years	10 Years	Since Inception (6/18/99)
Boston Trust Walden Balanced Fund
Before Taxes	8.26%	10.48%	9.01%	6.01%
After Taxes on Distributions	7.51%	9.89%	8.42%	5.44%
After Taxes on Distributions and Sale of Fund Shares	5.41%	8.25%	7.27%	4.84%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	18.40%	15.22%	13.88%	6.92%
Bloomberg Barclays U.S. Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)	8.93%	4.98%	4.19%	5.21%
FTSE 3 Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses or taxes)	0.58%	1.16%	0.60%	1.73%

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).

11	www.bostontrustwalden.com

May 1, 2021

Boston Trust Walden Balanced Fund	Fund Summary

Portfolio Management

Investment Adviser:	Boston Trust Walden Inc.
Lead Portfolio Manager:	Stephen J. Amyouny, CFA, Since 2021
Co-Portfolio Managers:	Tchintcia S. Barros, CFA, Since 2021 Sean A. Cameron, CFA, Since 2021

Buying and Selling Fund Shares

Minimum Initial Investment:	$100,000
Minimum Additional Investment:	$1,000

To Place Orders:

Boston Trust Walden Funds

c/o Boston Trust Walden Company
One Beacon Street, Boston, MA 02108

Transaction Policies

You can buy or sell shares of the Fund on any business day by mail (Boston Trust Walden Funds, One Beacon Street, Boston, MA 02108), by telephone (1-800-282-8782, ext 7050), or through your investment representative. You can pay for shares by check or wire transfer.

Dividends, Capital Gains and Taxes

The Fund’s distributions are taxable as ordinary income and/or capital gains, except when your investment is in an IRA, 401(k) or other tax- advantaged investment plan. Such tax deferred arrangements may be taxed later upon withdrawal of monies from these arrangements.

Potential Conflicts of Interest – Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary an ongoing fee for providing administrative and related shareholder services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

12	www.bostontrustwalden.com

May 1, 2021

Boston Trust Walden Equity Fund	Fund Summary

Investment Goals

The Boston Trust Walden Equity Fund (formerly, “Walden Equity Fund”) seeks long-term capital growth through an actively managed portfolio of stocks.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Boston Trust Walden Equity Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (load) Imposed on Purchases	None
Maximum Deferred Sales Charge (load)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Distribution (Rule 12b-1) Fees	None
Other Expenses	0.31%
Total Annual Fund Operating Expenses	1.06%
Fee Waiver and/or Expense Reimbursement[1]	(0.06)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.00%

1 Boston Trust Walden Inc. (the “Adviser”) has entered into an expense limitation agreement with the Fund to reduce fees payable to the Adviser and/or reimburse the Fund to limit the Total Fund Operating Expenses of the Fund to 1.00% of its average daily net assets through May 1, 2022 (exclusive of brokerage costs, interest, taxes, dividends, litigation expenses, indemnification, expenses associated with the investments in underlying investment companies and extraordinary expenses (as determined under generally accepted accounting principles)). The Adviser may seek recoupment of fees waived and expenses reimbursed within three years of the date on which the expense reduction or reimbursement occurred if the Fund is able to make the repayment without exceeding the current limitation on Total Fund Operating Expenses, or the limitation in place at the time of initial waiver/ reimbursement. The expense limitation agreement may be terminated by the Board of Trustees at any time and will terminate automatically upon termination of the Investment Management Agreement.

Example: The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes a $10,000 investment, a 5% annual return, redemption at the end of each period and that the Fund’s operating expenses remain the same. The Example reflects the fee waiver and expense reimbursement for the duration of the waiver/ reimbursement period only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$102	$331	$579	$1,289

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

For the fiscal year ended December 31, 2020, the Fund’s portfolio turnover rate was 14.96% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests, under normal circumstances, at least 80% of its assets in a diversified portfolio of domestic equity securities, such as common stock. The Fund may invest in companies of any size, but generally focuses on large capitalization companies. “Assets” means net assets, plus the amount of borrowing for investment purposes. Shareholders will be given 60 days’ advance notice of any change to this policy.

Boston Trust Walden Inc. (the “Adviser”) evaluates financially material environmental, social, and governance (ESG) factors as part of the investment decision-making process for the Fund. The Adviser considers financial materiality as it is understood in generally accepted accounting principles—information that would influence the judgment of an informed investor. The Adviser assesses the impact that ESG factors may have on revenues, expenses, assets, liabilities, and overall risk. The Fund is subject to ESG screening criteria in which the Adviser excludes companies with significant exposure in alcohol production, coal mining, factory farming, gaming, handguns, nuclear power fuel cycle, prison operations, tobacco manufacturing, and weapons systems, considering their revenue dependence (share of total revenue derived from undesirable products/services), market share (if a company is a market leader in an undesirable product despite relatively small share of total company revenue), and severity (how proximate the product or service is to the undesirable product—e.g., minor electronic input to a weapon system). The Adviser also exercises its full discretion in evaluating the overall performance of each company. The Adviser considers: performance over time (relative to peers and established goals); accountability and disclosure; and impacts on stakeholders. For each potential investment, the Adviser seeks to understand the company’s products and services and evaluate overall performance in four broad categories: corporate governance, human capital management, environmental impacts, and community impacts. The Fund may avoid companies it judges to have substandard performance in one or more of these areas. In addition, the Adviser utilizes active ownership to encourage sustainable business policies and practices and greater ESG transparency. Active ownership strategies include proxy voting, dialogue with company management, sponsorship of shareholder resolutions, and public policy advocacy.

Principal Investment Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. The value of the Fund’s investments will fluctuate with market conditions and interest rates and the value of your investment in the Fund will also vary. You could lose money on your investment in the Fund, or the Fund could underperform other investments. Investments in the Fund are not deposits of the Adviser or Boston Trust Walden Company and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below are the main risks of investing in the Fund.

13	www.bostontrustwalden.com

May 1, 2021

Boston Trust Walden Equity Fund	Fund Summary

Market Risk: Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets.

Equity Risk: The value of the equity securities held by the Fund, and thus the value of the Fund’s shares, can fluctuate — at times dramatically.

Small and Mid Cap Company Risk: These companies may be subject to greater market risks and fluctuations in value than large capitalization companies and may not correspond to changes in the stock market in general.

Management Risk: The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s judgment will produce the desired results.

ESG Screening Criteria Risk: The Fund’s ESG screening criteria may affect the Fund’s exposure to certain companies, sectors and/or industries, and may adversely impact the Fund’s performance depending on whether such companies, sectors and/or industries are in or out of favor in the market. Both the ESG profile of a company or industry or the investment adviser’s judgement of a company or industry may change over time. The investment adviser’s judgement regarding the ESG screens may depend upon information that could be incomplete, inaccurate or unavailable, which may adversely affect the ESG analysis.

Performance

The bar chart and performance table below illustrate the variability of the returns of the Fund, which provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns over time compare with those of a broad measure of market performance. The Fund’s past performance is not an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.bostontrustwalden.com or by calling 1-800-282-8782, extension 7050.

Average Total Returns (Years ended December 31)

Best quarter:	Worst quarter:
2Q2020	1Q2020
15.94%	(20.63)%

For the period January 1, 2021 through March 31, 2021, the aggregate (non-annualized) total return for the Fund was 5.27%.

Average Annual Total Returns (as of December 31,2020)	1 Year	5 Years	10 Years	Since Inception (6/18/99)
Boston Trust Walden Equity Fund
Before Taxes	13.28%	14.55%	12.19%	7.41%
After Taxes on Distributions	12.23%	13.61%	11.34%	6.89%
After Taxes on Distributions and Sale of Fund Shares	8.58%	11.54%	9.95%	6.17%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	18.40%	15.22%	13.88%	6.92%

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax- deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).

Portfolio Management

Investment Adviser:	Boston Trust Walden Inc.
Lead Portfolio Manager:	Tchintcia S. Barros, CFA, Since 2021
Co-Portfolio Managers:	Stephen J. Amyouny, CFA, Since 2021
Mark B. Zagata, CFA, Since 2021

Buying and Selling Fund Shares

Minimum Initial Investment:	$100,000
Minimum Additional Investment:	$1,000

To Place Orders:

Boston Trust Walden Funds

c/o Boston Trust Walden Company

One Beacon Street, Boston, MA 02108

Transaction Policies

You can buy or sell shares of the Fund on any business day by mail (Boston Trust Walden Funds, One Beacon Street, Boston, MA 02108), by telephone (1-800-282-8782, ext 7050), or through your investment representative. You can pay for shares by check or wire transfer.

Dividends, Capital Gains and Taxes

The Fund’s distributions are taxable as ordinary income and/or capital gains, except when your investment is in an IRA, 401(k) or other tax- advantaged investment plan. Such tax deferred arrangements may be taxed later upon withdrawal of monies from these arrangements.

Potential Conflicts of Interest – Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary an ongoing fee for providing administrative and related shareholder services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

14	www.bostontrustwalden.com

May 1, 2021

Boston Trust Walden Midcap Fund	Fund Summary

Investment Goals

The Boston Trust Walden Midcap Fund (formerly, “Walden Midcap Fund”) seeks long-term capital growth through an actively managed portfolio of stocks of middle capitalization (“mid cap”) companies.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Boston Trust Walden Midcap Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (load) Imposed on Purchases	None
Maximum Deferred Sales Charge (load)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.75%
Distribution (Rule 12b-1) Fees	None
Other Expenses	0.27%
Total Annual Fund Operating Expenses	1.02%
Fee Waiver and/or Expense Reimbursement[1]	(0.02)%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	1.00%

1	Boston Trust Walden Inc. (the “Adviser”) has entered into an expense limitation agreement with the Fund to reduce fees payable to the Adviser and/or reimburse the Fund to limit the Total Fund Operating Expenses of the Fund to 1.00% of its average daily net assets through May 1, 2022 (exclusive of brokerage costs, interest, taxes, dividends, litigation expenses, indemnification, expenses associated with the investments in underlying investment companies and extraordinary expenses (as determined under generally accepted accounting principles)). The Adviser may seek recoupment of fees waived and expenses reimbursed within three years of the date on which the expense reduction or reimbursement occurred if the Fund is able to make the repayment without exceeding the current limitation on Total Fund Operating Expenses, or the limitation in place at the time of initial waiver/ reimbursement. The expense limitation agreement may be terminated by the Board of Trustees at any time and will terminate automatically upon termination of the Investment Management Agreement.

Example: The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes a $10,000 investment, a 5% annual return, redemption at the end of each period and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$102	$323	$561	$1,246

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended December 31, 2020, the Fund’s portfolio turnover rate was 38.28% of the average value of the portfolio.

Principal Investment Strategies

The Fund invests, under normal circumstances, at least 80% of its assets in a diversified portfolio of domestic equity securities of mid cap companies. Equity securities include common stock and any rights to purchase common stock. “Assets” means net assets, plus the amount of borrowings for investment purposes. Shareholders will be given 60 days’ advance notice of any change to this policy. For these purposes, Boston Trust Walden Inc. (the “Adviser”) defines mid cap companies as those with market capitalizations within the range encompassed by the Russell Midcap® Index at the time of purchase. The size of companies in the Russell Midcap® Index may change with market conditions. In addition, changes to the composition of the Russell Midcap® Index can change the market capitalization range of the companies included in the index. As of December 31, 2020, the market capitalization range of the Russell Midcap® Index was between $331.8 million and $60.4 billion. However, the Fund generally excludes securities with market capitalization less than $2 billion at time of purchase.

The Adviser evaluates financially material environmental, social, and governance (ESG) factors as part of the investment decision-making process for the Fund. The Adviser considers financial materiality as it is understood in generally accepted accounting principles— information that would influence the judgment of an informed investor. The Adviser assesses the impact that ESG factors may have on revenues, expenses, assets, liabilities, and overall risk. The Fund is subject to ESG screening criteria in which the Adviser excludes companies with significant exposure in alcohol production, coal mining, factory farming, gaming, handguns, nuclear power fuel cycle, prison operations, tobacco manufacturing, and weapons systems, considering their revenue dependence (share of total revenue derived from undesirable products/services), market share (if a company is a market leader in an undesirable product despite relatively small share of total company revenue), and severity (how proximate the product or service is to the undesirable product—e.g., minor electronic input to a weapon system). The Adviser also exercises its full discretion in evaluating the overall performance of each company. The Adviser considers: performance over time (relative to peers and established goals); accountability and disclosure; and impacts on stakeholders. For each potential investment, the Adviser seeks to understand the company’s products and services and evaluate overall performance in four broad categories: corporate governance, human capital management, environmental impacts, and community impacts. The Fund may avoid companies it judges to have substandard performance in one or more of these areas. In addition, the Adviser utilizes active ownership to encourage sustainable business policies and practices and greater ESG transparency. Active ownership strategies include proxy voting, dialogue with company management, sponsorship of shareholder resolutions, and public policy advocacy.

Principal Investment Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. The value of the Fund’s investments will fluctuate with market conditions and interest rates and the value of your investment in the Fund will also vary. You could lose money on your investment in the Fund, or the Fund could underperform other investments. Investments in the Fund are not deposits of the Adviser or Boston Trust Walden Company and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below are the main risks of investing in the Fund.

15	www.bostontrustwalden.com

May 1, 2021

Boston Trust Walden Midcap Fund	Fund Summary

Market Risk: Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets.

Equity Risk: The value of the equity securities held by the Fund, and thus the value of the Fund’s shares, can fluctuate — at times dramatically.

Mid Cap Company Risk: These companies may be subject to greater market risks and fluctuations in value than large capitalization companies and may not correspond to changes in the stock market in general.

Management Risk: The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s judgment will produce the desired results.

ESG Screening Criteria Risk: The Fund’s ESG screening criteria may affect the Fund’s exposure to certain companies, sectors and/or industries, and may adversely impact the Fund’s performance depending on whether such companies, sectors and/or industries are in or out of favor in the market. Both the ESG profile of a company or industry or the investment adviser’s judgement of a company or industry may change over time. The investment adviser’s judgement regarding the ESG screens may depend upon information that could be incomplete, inaccurate or unavailable, which may adversely affect the ESG analysis.

Performance

The bar chart and performance table below illustrate the variability of the returns of the Fund, which provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns over time compare with those of a broad measure of market performance. The Fund’s past performance is not an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.bostontrustwalden.com or by calling 1-800-282-8782, extension 7050.

Average Total Returns (Years ended December 31)

Best quarter:	Worst quarter:
2Q2020	1Q2020
17.31%	(24.05)%

For the period January 1, 2021 through March 31, 2021, the aggregate (non-annualized) total return for the Fund was 6.90%.

Average Annual Total Returns (as of December 31, 2020)	1 Year	5 Years	Since Inception (8/1/11)
Boston Trust Walden Midcap Fund
Before Taxes	8.76%	12.55%	11.59%
After Taxes on Distributions	7.95%	11.27%	10.62%
After Taxes on Distributions and Sale of Fund Shares	5.75%	9.83%	9.40%
Russell Midcap® Index (reflects no deduction for fees, expenses or taxes)	17.10%	13.40%	12.84%

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax- deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).

Portfolio Management

Investment Adviser:	Boston Trust Walden Inc.
Lead Portfolio Manager:	Stephen J. Amyouny, CFA, Since 2011
Co-Portfolio Managers:	Richard Q. Williams, CFA, Since 2017
Mark B. Zagata, CFA, Since 2020

Buying and Selling Fund Shares

Minimum Initial Investment:	$100,000
Minimum Additional Investment:	$1,000

To Place Orders:

Boston Trust Walden Funds

c/o Boston Trust Walden Company

One Beacon Street, Boston, MA 02108

Transaction Policies

You can buy or sell shares of the Fund on any business day by mail (Boston Trust Walden Funds, One Beacon Street, Boston, MA 02108), by telephone (1-800-282-8782, ext 7050), or through your investment representative. You can pay for shares by check or wire transfer.

Dividends, Capital Gains and Taxes

The Fund’s distributions are taxable as ordinary income and/or capital gains, except when your investment is in an IRA, 401(k) or other tax- advantaged investment plan. Such tax deferred arrangements may be taxed later upon withdrawal of monies from these arrangements.

Potential Conflicts of Interest – Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary an ongoing fee for providing administrative and related shareholder services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

16	www.bostontrustwalden.com

May 1, 2021

Boston Trust Walden SMID Cap Fund	Fund Summary

Investment Goals

The Boston Trust Walden SMID Cap Fund (formerly “Walden SMID Cap Fund”) seeks long-term capital growth through an actively managed portfolio of stocks of small and middle capitalization (“smid cap”) companies.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Boston Trust Walden SMID Cap Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (load) Imposed on
Purchases	None
Maximum Deferred Sales Charge (load)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Distribution (Rule 12b-1) Fees	None
Other Expenses	0.30%
Total Annual Fund Operating Expenses	1.05%
Fee Waiver and/or Expense Reimbursement[1]	(0.05)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.00%

1	Boston Trust Walden Inc. (the “Adviser”) has entered into an expense limitation agreement with the Fund to reduce fees payable to the Adviser and/or reimburse the Fund to limit the Total Fund Operating Expenses of the Fund to 1.00% of its average daily net assets through May 1, 2022 (exclusive of brokerage costs, interest, taxes, dividends, litigation expenses, indemnification, expenses associated with the investments in underlying investment companies and extraordinary expenses (as determined under generally accepted accounting principles)). The Adviser may seek recoupment of fees waived and expenses reimbursed within three years of the date on which the expense reduction or reimbursement occurred if the Fund is able to make the repayment without exceeding the current limitation on Total Fund Operating Expenses, or the limitation in place at the time of initial waiver/ reimbursement. The expense limitation agreement may be terminated by the Board of Trustees at any time and will terminate automatically upon termination of the Investment Management Agreement.

Example: The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes a $10,000 investment, a 5% annual return, redemption at the end of each period and that the Fund’s operating expenses remain the same. The Example reflects the fee waiver and expense reimbursement for the duration of the waiver/ reimbursement period only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$102	$329	$575	$1,278

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended December 31, 2020, the Fund’s portfolio turnover rate was 38.70% of the average value of the portfolio.

Principal Investment Strategies

The Fund invests, under normal circumstances, at least 80% of its assets in a diversified portfolio of domestic equity securities of small and mid cap companies. Equity securities include common stock and any rights to purchase common stock. “Assets” means net assets, plus the amount of borrowing for investment purposes. Shareholders will be given 60 days advance notice of any change to this policy. For these purposes, Boston Trust Walden Inc. (the “Adviser”) defines small and mid cap issuers as those with market capitalizations within the range encompassed by the Russell 2500TM Index at the time of purchase. The size of companies in the Russell 2500TM Index may change with market conditions. In addition, changes to the composition of the Russell 2500TM Index can change the market capitalization range of the companies included in the index. As of December 31, 2020, the market capitalization range of the Russell 2500TM Index was between $33.1 million and $25.2 billion. However, the Fund generally excludes securities with market capitalizations less than $500 million at time of purchase.

The Adviser evaluates financially material environmental, social, and governance (ESG) factors as part of the investment decision-making process for the Fund. The Adviser considers financial materiality as it is understood in generally accepted accounting principles— information that would influence the judgment of an informed investor. The Adviser assesses the impact that ESG factors may have on revenues, expenses, assets, liabilities, and overall risk. The Fund is subject to ESG screening criteria in which the Adviser excludes companies with significant exposure in alcohol production, coal mining, factory farming, gaming, handguns, nuclear power fuel cycle, prison operations, tobacco manufacturing, weapons systems, and fossil fuels, considering their revenue dependence (share of total revenue derived from undesirable products/services), market share (if a company is a market leader in an undesirable product despite relatively small share of total company revenue), and severity (how proximate the product or service is to the undesirable product—e.g., minor electronic input to a weapon system). The Adviser also exercises its full discretion in evaluating the overall performance of each company. The Adviser considers: performance over time (relative to peers and established goals); accountability and disclosure; and impacts on stakeholders. For each potential investment, the Adviser seeks to understand the company’s products and services and evaluate overall performance in four broad categories: corporate governance, human capital management, environmental impacts, and community impacts. The Fund may avoid companies it judges to have substandard performance in one or more of these areas. In addition, the Adviser utilizes active ownership to encourage sustainable business policies and practices and greater ESG transparency. Active ownership strategies include proxy voting, dialogue with company management, sponsorship of shareholder resolutions, and public policy advocacy.

Principal Investment Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. The value of the Fund’s investments will fluctuate with market conditions and interest rates and the value of your investment in the Fund will also vary. You could lose money on your investment in the Fund, or the Fund could underperform other investments. Investments in the Fund are not deposits of the Adviser or Boston Trust Walden Company and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below are the main risks of investing in the Fund.

17	www.bostontrustwalden.com

May 1, 2021

Boston Trust Walden SMID Cap Fund	Fund Summary

Market Risk: Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets.

Equity Risk: The value of the equity securities held by the Fund, and thus the value of a Fund’s shares, can fluctuate — at times dramatically.

Small and Mid Cap Company Risk: These companies may be subject to greater market risks and fluctuations in value than large capitalization companies and may not correspond to changes in the stock market in general.

Management Risk: The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s judgment will produce the desired results.

ESG Screening Criteria Risk: The Fund’s ESG screening criteria may affect the Fund’s exposure to certain companies, sectors and/or industries, and may adversely impact the Fund’s performance depending on whether such companies, sectors and/or industries are in or out of favor in the market. Both the ESG profile of a company or industry or the investment adviser’s judgement of a company or industry may change over time. The investment adviser’s judgement regarding the ESG screens may depend upon information that could be incomplete, inaccurate or unavailable, which may adversely affect the ESG analysis.

Performance

The bar chart and performance table below illustrate the variability of the returns of the Fund, which provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns over time compare with those of a broad measure of market performance. The Fund’s past performance is not an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.bostontrustwalden.com or by calling 1-800-282-8782, extension 7050.

Average Total Returns (Years ended December 31)

Best quarter:	Worst quarter:
2Q2020	1Q2020
18.28%	(25.03)%

For the period January 1, 2021 through March 31, 2021, the aggregate (non-annualized) total return for the Fund was 10.00%.

Average Annual Total Returns (as of December 31, 2020)	1 Year	5 Years	Since Inception (6/28/12)
Boston Trust Walden SMID Cap Fund
Before Taxes	9.13%	12.79%	12.16%
After Taxes on Distributions	8.66%	11.78%	11.11%
After Taxes on Distributions and Sale of Fund Shares	5.73%	10.05%	9.72%
Russell 2500TM Index (reflects no deduction for fees, expenses or taxes)	19.99%	13.64%	13.86%

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax- deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).

Portfolio Management

Investment Adviser:	Boston Trust Walden Inc.
Lead Portfolio Manager:	Kenneth Scott, CFA, Since 2012
Co-Portfolio Managers:	Richard Q. Williams, CFA, Since 2017
Leanne Moore, Since 2020

Buying and Selling Fund Shares

Minimum Initial Investment:	$100,000
Minimum Additional Investment:	$1,000

To Place Orders:

Boston Trust Walden Funds

c/o Boston Trust Walden Company
One Beacon Street, Boston, MA 02108

Transaction Policies

You can buy or sell shares of the Fund on any business day by mail (Boston Trust Walden Funds, One Beacon Street, Boston, MA 02108), by telephone (1-800-282-8782, ext 7050), or through your investment representative. You can pay for shares by check or wire transfer.

Dividends, Capital Gains and Taxes

The Fund’s distributions are taxable as ordinary income and/or capital gains, except when your investment is in an IRA, 401(k) or other tax- advantaged investment plan. Such tax deferred arrangements may be taxed later upon withdrawal of monies from these arrangements.

Potential Conflicts of Interest – Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary an ongoing fee for providing administrative and related shareholder services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

18	www.bostontrustwalden.com

May 1, 2021

Boston Trust Walden Small Cap Fund	Fund Summary

Investment Goals

The Boston Trust Walden Small Cap Fund seeks long-term capital growth through an actively managed portfolio of stocks of small capitalization (“small cap”) companies.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Boston Trust Walden Small Cap Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (load) Imposed on Purchases	None
Maximum Deferred Sales Charge (load)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.75%
Distribution (Rule 12b-1) Fees	None
Other Expenses	0.31%
Total Annual Fund Operating Expenses	1.06%
Fee Waiver and/or Expense Reimbursement[1]	(0.06)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.00%

1	Boston Trust Walden Inc. (the “Adviser”) has entered into an expense limitation agreement with the Fund to reduce fees payable to the Adviser and/or reimburse the Fund to limit the Total Fund Operating Expenses of the Fund to 1.00% of its average daily net assets through May 1, 2022 (exclusive of brokerage costs, interest, taxes, dividends, litigation expenses, indemnification, expenses associated with the investments in underlying investment companies and extraordinary expenses (as determined under generally accepted accounting principles)). The Adviser may seek recoupment of fees waived and expenses reimbursed within three years of the date on which the expense reduction or reimbursement occurred if the Fund is able to make the repayment without exceeding the current limitation on Total Fund Operating Expenses, or the limitation in place at the time of initial waiver/reimbursement. The expense limitation agreement may be terminated by the Board of Trustees at any time and will terminate automatically upon termination of the Investment Management Agreement.

Example: The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes a $10,000 investment, a 5% annual return, redemption at the end of each period and that the Fund’s operating expenses remain the same. The Example reflects the fee waiver and expense reimbursement for the duration of the waiver/ reimbursement period only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$102	$331	$579	$1,289

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended December 31, 2020, the Fund’s portfolio turnover rate was 39.89% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests, under normal circumstances, at least 80% of its assets in a diversified portfolio of domestic equity securities of small cap companies. Equity securities include common stock and any rights to purchase common stock. “Assets” means net assets, plus the amount of borrowing for investment purposes. Shareholders will be given 60 days’ advance notice of any change to this policy. For these purposes, Boston Trust Walden Inc. (the “Adviser”) defines small cap issuers as those with market capitalizations within the range encompassed by the Russell 2000® Index at the time of purchase. The size of companies in the Russell 2000® Index may change with market conditions. In addition, changes to the composition of the Russell 2000® Index can change the market capitalization range of the companies included in the index. As of December 31, 2020, the market capitalization range of the Russell 2000® Index was between $33.1 million and $14.2 billion.

The Adviser evaluates financially material environmental, social, and governance (ESG) factors as part of the investment decision-making process for the Fund. The Adviser considers financial materiality as it is understood in generally accepted accounting principles— information that would influence the judgment of an informed investor. The Adviser assesses the impact that ESG factors may have on revenues, expenses, assets, liabilities, and overall risk. The Fund is subject to ESG screening criteria in which the Adviser excludes companies with significant exposure in alcohol production, coal mining, factory farming, gaming, handguns, nuclear power fuel cycle, prison operations, tobacco manufacturing, and weapons systems, considering their revenue dependence (share of total revenue derived from undesirable products/services), market share (if a company is a market leader in an undesirable product despite relatively small share of total company revenue), and severity (how proximate the product or service is to the undesirable product—e.g., minor electronic input to a weapon system). The Adviser also exercises its full discretion in evaluating the overall performance of each company. The Adviser considers: performance over time (relative to peers and established goals); accountability and disclosure; and impacts on stakeholders. For each potential investment, the Adviser seeks to understand the company’s products and services and evaluate overall performance in four broad categories: corporate governance, human capital management, environmental impacts, and community impacts. The Fund may avoid companies it judges to have substandard performance in one or more of these areas. In addition, the Adviser utilizes active ownership to encourage sustainable business policies and practices and greater ESG transparency. Active ownership strategies include proxy voting, dialogue with company management, sponsorship of shareholder resolutions, and public policy advocacy.

19	www.bostontrustwalden.com

May 1, 2021

Boston Trust Walden Small Cap Fund	Fund Summary

Principal Investment Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. The value of the Fund’s investments will fluctuate with market conditions and interest rates and the value of your investment in the Fund will also vary. You could lose money on your investment in the Fund, or the Fund could underperform other investments. Investments in the Fund are not deposits of the Adviser or Boston Trust Walden Company and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below are the main risks of investing in the Fund.

Market Risk: Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets.

Equity Risk: The value of the equity securities held by the Fund, and thus the value of the Fund’s shares, can fluctuate — at times dramatically.

Small Cap Company Risk: These companies may be subject to greater market risks and fluctuations in value than large capitalization companies and may not correspond to changes in the stock market in general.

Management Risk: The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s judgment will produce the desired results.

ESG Screening Criteria Risk: The Fund’s ESG screening criteria may affect the Fund’s exposure to certain companies, sectors and/or industries, and may adversely impact the Fund’s performance depending on whether such companies, sectors and/or industries are in or out of favor in the market. Both the ESG profile of a company or industry or the investment adviser’s judgement of a company or industry may change over time. The investment adviser’s judgement regarding the ESG screens may depend upon information that could be incomplete, inaccurate or unavailable, which may adversely affect the ESG analysis.

Performance

The bar chart and performance table below illustrate the variability of the returns of the Fund, which provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns over time compare with those of a broad measure of market performance. The quoted performance for the Fund reflects the performance of a collective investment fund (the “Collective Fund”) that was previously managed with full investment authority by the parent company of the Adviser prior to the establishment of the Fund on December 16, 2005. The assets of the Collective Fund were converted into assets of the Fund upon the establishment of the Fund. The performance of the Collective Fund has been restated to reflect the net expenses (after applicable fee waivers and expense reimbursements) of the Fund for its initial year of investment operations. The Collective Fund was not registered under the Investment Company Act of 1940 (the “1940 Act”) and therefore not subject to certain investment restrictions imposed by the 1940 Act. If the Collective Fund had been registered under the 1940 Act, its performance may have been adversely affected. The Fund’s past performance is not an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.bostontrustwalden.com or by calling 1-800-282-8782, extension 7050.

Average Total Returns (Years ended December 31)

Best quarter:	Worst quarter:
4Q2020	1Q2020
26.11%	(25.98)%

For the period January 1, 2021 through March 31, 2021, the aggregate (non-annualized) total return for the Fund was 11.43%.

Average Annual Total Returns (as of December 31, 2020)	1 Year	5 Years	10 Years	Since Inception (12/31/94)
Boston Trust Walden Small Cap Fund
Before Taxes	8.17%	12.82%	9.93%	10.90%
After Taxes on Distributions	7.34%	10.98%	8.01%	N/A
After Taxes on Distributions and Sale of Fund Shares	5.19%	9.92%	7.63%	N/A
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	19.96%	13.26%	11.20%	9.74%

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax- deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”). After-tax returns for the periods prior to December 16, 2005, the time the Fund became a registered investment company, are not required to be presented.

20	www.bostontrustwalden.com

May 1, 2021

Boston Trust Walden Small Cap Fund	Fund Summary

Portfolio Management

Investment Adviser:	Boston Trust Walden Inc.
Lead Portfolio Manager:	Kenneth Scott, CFA, Since 2005
Co-Portfolio Managers:	Richard Q. Williams, CFA, Since 2017
Leanne Moore, Since 2020

Buying and Selling Fund Shares

Minimum Initial Investment:	$100,000
Minimum Additional Investment:	$1,000

To Place Orders:

Boston Trust Walden Funds

c/o Boston Trust Walden Company

One Beacon Street, Boston, MA 02108

Transaction Policies

You can buy or sell shares of the Fund on any business day by mail (Boston Trust Walden Funds, One Beacon Street, Boston, MA 02108), by telephone (1-800-282-8782, ext 7050), or through your investment representative. You can pay for shares by check or wire transfer.

Dividends, Capital Gains and Taxes

The Fund’s distributions are taxable as ordinary income and/or capital gains, except when your investment is in an IRA, 401(k) or other tax- advantaged investment plan. Such tax deferred arrangements may be taxed later upon withdrawal of monies from these arrangements.

Potential Conflicts of Interest – Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary an ongoing fee for providing administrative and related shareholder services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

21	www.bostontrustwalden.com

May 1, 2021

Boston Trust Walden International Equity Fund	Fund Summary

Investment Goals

The Boston Trust Walden International Equity Fund (formerly, “Walden International Equity Fund”) seeks long-term capital growth through an actively managed portfolio of equities of international companies.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Boston Trust Walden International Equity Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (load) Imposed on Purchases	None
Maximum Deferred Sales Charge (load)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.75%
Distribution (Rule 12b-1) Fees	None
Other Expenses	0.25%
Total Annual Fund Operating Expenses	1.00%
Fee Waiver and /or Expense Reimbursement[1]	0.00%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.00%

1	Boston Trust Walden Inc. (the “Adviser”) has entered into an expense limitation agreement with the Fund to reduce fees payable to the Adviser and/ or reimburse the Fund to limit the Total Fund Operating Expenses of the Fund to 1.00% (1.10% prior to December 31, 2020) of its average daily net assets through May 1, 2022 (exclusive of brokerage costs, interest, taxes, dividends, litigation, indemnification, expenses associated with the investments in underlying investment companies and extraordinary expenses (as determined under generally accepted accounting principles)). The Adviser may seek recoupment of fees waived and expenses reimbursed within three years of the date on which the expense reduction or reimbursement occurred if the Fund is able to make the repayment without exceeding the current limitation on Total Fund Operating Expenses, or the limitation in place at the time of initial waiver/reimbursement. The expense limitation agreement may be terminated by the Board of Trustees at any time and will terminate automatically upon termination of the Investment Management Agreement.

Example: The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes a $10,000 investment, a 5% annual return, redemption at the end of each period and that the Fund’s operating expenses remain the same. The Example reflects the fee waiver and expense reimbursement for the duration of the waiver/ reimbursement period only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$102	$318	$552	$1,225

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended December 31, 2020 the Fund’s portfolio turnover rate was 8.38% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests, under normal circumstances, at least 80% of its assets in a diversified portfolio of equity securities of large and middle capitalization companies located in developed countries. Equity securities, including ordinary shares, are also known as common stock. The Fund expects to purchase securities of companies whose market capitalization at the time of purchase are encompassed by the range of an index which is a proxy for the international developed markets. Market capitalization ranges may vary from country to country. As of December 31, 2020, the range of the MSCI World ex-USA Index (net) would encompass firms with market capitalizations from $2.0 billion to $332.2 billion. “Assets” means net assets, plus the amount of borrowing or investment purposes. Shareholders will be given 60 days advance notice of any change to this policy.

The Adviser evaluates financially material environmental, social, and governance (ESG) factors as part of the investment decision-making process for the Fund. The Adviser considers financial materiality as it is understood in generally accepted accounting principles—information that would influence the judgment of an informed investor. The Adviser assesses the impact that ESG factors may have on revenues, expenses, assets, liabilities, and overall risk. The Fund is subject to ESG screening criteria in which the Adviser excludes companies with significant exposure in alcohol production, coal mining, factory farming, gaming, handguns, nuclear power fuel cycle, prison operations, tobacco manufacturing, and weapons systems, considering their revenue dependence (share of total revenue derived from undesirable products/services), market share (if a company is a market leader in an undesirable product despite relatively small share of total company revenue), and severity (how proximate the product or service is to the undesirable product—e.g., minor electronic input to a weapon system). The Adviser also exercises its full discretion in evaluating the overall performance of each company. The Adviser considers: performance over time (relative to peers and established goals); accountability and disclosure; and impacts on stakeholders. For each potential investment, the Adviser seeks to understand the company’s products and services and evaluate overall performance in four broad categories: corporate governance, human capital management, environmental impacts, and community impacts. The Fund may avoid companies it judges to have substandard performance in one or more of these areas. In addition, the Adviser utilizes active ownership to encourage sustainable business policies and practices and greater ESG transparency. Active ownership strategies include proxy voting, dialogue with company management, sponsorship of shareholder resolutions, and public policy advocacy.

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Boston Trust Walden International Equity Fund	Fund Summary

Principal Investment Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. The value of the Fund’s investments will fluctuate with market conditions and interest rates and the value of your investment in the Fund will also vary. You could lose money on your investment in the Fund, or the Fund could underperform other investments. Investments in the Fund are not deposits of the Adviser or Boston Trust Walden Company and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below are the main risks of investing in the Fund.

Market Risk: Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets.

Equity Risk: The value of the equity securities held by the Fund, and thus the value of a Fund’s shares, can fluctuate — at times dramatically.

Mid Cap Company Risk: These companies may be subject to greater market risks and fluctuations in value than large capitalization companies and may not correspond to changes in the stock market in general.

Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse political, regulatory, social and economic developments and differing auditing and legal standards. The departure of a country from the European Union or another economic or trading bloc could have significant political and financial consequences for global markets.

Currency Risk: A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency and can result in a loss to the Fund.

Management Risk: The ability of the Fund to meet its investment objective is directly related to the allocation of the Fund’s assets. The Adviser may allocate the Fund’s investments so as to under-emphasize or over-emphasize investments under the wrong market conditions, in which case the Fund’s value may be adversely affected.

ESG Screening Criteria Risk: The Fund’s ESG screening criteria may affect the Fund’s exposure to certain companies, sectors and/or industries, and may adversely impact the Fund’s performance depending on whether such companies, sectors and/or industries are in or out of favor in the market. Both the ESG profile of a company or industry or the investment adviser’s judgement of a company or industry may change over time. The investment adviser’s judgement regarding the ESG screens may depend upon information that could be incomplete, inaccurate or unavailable, which may adversely affect the ESG analysis.

Performance

The bar chart and performance table below illustrate the variability of the returns of the Fund, which provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns over time compare with those of a broad measure of market performance. The Fund’s past performance is not an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.bostontrustwalden.com or by calling 1-800-282-8782, extension 7050.

Average Total Returns (Years ended December 31)

Best quarter:	Worst quarter:
2Q2020	1Q2020
12.26%	(18.45)%

For the period January 1, 2021 through March 31, 2021, the aggregate (non-annualized) total return for the Fund was 2.44%.

Average Annual Total Returns (as of December 31, 2020)	1 Year	5 Year	Since Inception (6/9/15)
Boston Trust Walden International Equity Fund
Before Taxes	7.16%	6.95%	5.26%
After Taxes on Distributions	7.05%	6.71%	5.02%
After Taxes on Distributions and Sale of Fund Shares	4.61%	5.54%	4.18%
MSCI World ex-USA Index (net) (reflects deduction for withholding taxes)	7.59%	7.64%	5.26%
FTSE All World Developed ex-US Index (reflects no deduction for fees, expenses or taxes)	10.24%	8.69%	6.31%

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).

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Boston Trust Walden International Equity Fund	Fund Summary

Portfolio Management

Investment Adviser:	Boston Trust Walden Inc.
Co-Portfolio Managers:	Nathaniel J. Riley, CFA, Since 2017 David A. Sandell, CFA, Since 2017

Buying and Selling Fund Shares

Minimum Initial Investment:	$100,000
Minimum Additional Investment:	$1,000

To Place Orders:

Boston Trust Walden Funds

c/o Boston Trust Walden Company

One Beacon Street, Boston, MA 02108

Transaction Policies

You can buy or sell shares of the Fund on any business day by mail (Boston Trust Walden Funds, c/o Boston Trust Walden Company, One Beacon Street, Boston, MA 02108), or by telephone (1-800-282-8782, ext 7050). You can pay for shares by check or wire transfer.

Dividends, Capital Gains and Taxes

The Fund’s distributions are taxable as ordinary income and/or capital gains, except when your investment is in an IRA, 401(k) or other tax- advantaged investment plan. Such tax deferred arrangements may be taxed later upon withdrawal of monies from these arrangements.

Potential Conflicts of Interest – Payments to Broker- Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary an ongoing fee for providing administrative and related shareholder services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

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More About Investment Objectives, Strategies And Risks

INVESTMENT PROCESS

The Adviser employs a consistent investment approach across Boston Trust Walden Funds (the “Funds”) as it seeks to meet each Fund’s objective. The Adviser’s strategy consists of constructing actively managed, broadly diversified portfolios of reasonably valued securities of higher quality companies and issuers. The Funds are subject to environmental, social, and governance (ESG) guidelines. Please see “Environmental, Social, and Governance (ESG) Guidelines” for more information.

The Adviser’s investment process for the Funds includes security selection and portfolio construction. The Adviser also manages asset allocation for the Boston Trust Asset Management Fund and Boston Trust Walden Balanced Fund, (formerly, “Walden Balanced Fund”) which hold stocks, bonds, and money market instruments.

Asset Allocation

Asset allocation is frequently the most important determinant of total portfolio return and return variability. Using quantitative and qualitative inputs, the Adviser forecasts potential asset class returns over a range of domestic and global economic scenarios. The Adviser then manages asset allocation in the applicable Asset Management Funds with the objective of achieving a prudent risk- return profile.

Security Selection

Buy Discipline

Equity: Through a comprehensive research process, the Adviser seeks to identify and invest in stocks of higher quality companies at reasonable prices. Higher quality companies are those judged to have strong and stable returns on capital and cash flow generation, effective and disciplined capital management, prudent capital structure, and financial statements that indicate economic success. Higher quality companies generally have more sustainable business models. Among the indicators of business models judged to be more sustainable are distinct products or services, strong competitive position, and market leadership. The Adviser also evaluates a company’s ESG performance and incorporates its determination of potential financial materiality related to such performance under various economic and business scenarios. The Adviser assesses valuation relative to fundamentals, history, peers, and prospects, and seeks to avoid investments in companies that cannot be reasonably expected to grow at the rate of growth implied by their stock prices.

Fixed Income: Fixed income holdings are generally those issued by either the US government and its agencies, or investment-grade securities of higher quality US corporations. The Adviser seeks to add value through various avenues of active management, including: duration management (judgments relating to the sensitivity of bonds to changes in interest rates), yield curve strategies (judgments regarding the future shape of the yield curve, and differential of short vs. long-term interest rates), segment composition (judgments related to the interest rate spread or premium afforded to various segments of the fixed income investment universe, including government, government agency, and corporate bonds), and individual security selection.

Sell Discipline

The Adviser regularly monitors the Funds’ holdings, evaluating new information relative to the original investment thesis. The Adviser may sell a security when circumstances prompting the initial investment have changed significantly, including the company’s fundamentals, valuation, or ESG performance, or when the Adviser determines that there are more attractive alternatives.

Portfolio Construction:

Each Fund’s portfolio is constructed in accordance with its own investment objective; however, all Funds adhere to the following guidelines:

•	Each Fund’s equity holdings are broadly diversified across economic sectors, and when applicable, geographies;
•	In the aggregate, each Fund’s equity holdings have financial characteristics the Adviser judges to be higher quality than its investment universe. Returns on equity and invested capital, levels of free cash flow and profit margins, and financial leverage are among the financial considerations the Adviser utilizes to determine a company’s quality profile. Higher quality financial characteristics refers to the transparency, consistency, accuracy and integrity over time of the financial statements;
•	In the aggregate, each Fund’s equity holdings have valuation characteristics the Adviser judges to be comparable or more attractive than its investment universe. Key valuation metrics considered may include absolute or relative price to earnings ratio, free cash flow yield, and price to sales ratio.

Boston Trust Asset Management Fund

Investment Objective

The Boston Trust Asset Management Fund seeks long-term capital growth and income through an actively managed portfolio of stocks, bonds and money market instruments.

Policies and Strategies

Consistent with the Fund’s investment objective, the Fund:

•	maintains an actively managed portfolio of stocks, bonds and money market instruments
•	generally invests at least 20% of its assets in each category: (i) fixed-income securities and (ii) domestic and foreign equity securities
•	invests in one or more of the following types of equity securities: common stocks, and any rights to purchase common stocks
•	may invest in fixed-income securities consisting of corporate notes, bonds and debentures that are rated investment grade at the time of purchase, money market funds, cash and accrued income
•	may invest in obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government including U.S. Treasury instruments
•	purchases fixed income securities that are primarily investment grade
•	may invest up to 25% of its assets in foreign equity and foreign fixed income securities

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More About Investment Objectives, Strategies And Risks (continued)

While not part of its principal investment strategy, the Fund also:

•	may invest a portion of its assets in fixed-income securities that are considered non-investment grade, such as those rated “BB” or lower by Standard & Poor’s
•	may invest in the securities of foreign issuers, including issuers in emerging markets, and may acquire sponsored and unsponsored American Depositary Receipts and European Depositary Receipts
•	may invest in cash, cash equivalents, repurchase agreements and money market funds for liquidity and cash management purposes
•	may invest in other investment companies
•	may invest in preferred stocks, securities convertible or exchangeable into common stocks, and warrants
•	may invest in taxable municipal bonds
•	may invest in securities of multilateral agencies

Boston Trust Equity Fund

Investment Objective

The Boston Trust Equity Fund seeks long-term capital growth through an actively managed portfolio of stocks.

Policies and Strategies

Consistent with the Fund’s investment objective, the Fund:

•	invests primarily (at least 80% of its assets) in domestic equity securities under normal circumstances
•	invests in one or more of the following types of equity securities: common stocks, and any rights to purchase common stocks

While not part of its principal investment strategy, the Fund also:

•	may invest in fixed-income securities consisting of corporate notes, bonds and debentures that are rated investment grade at the time of purchase
•	may invest in obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government including U.S. Treasury instruments
•	may invest in the securities of foreign issuers, including issuers in emerging markets, and may acquire sponsored and unsponsored American Depositary Receipts and European Depositary Receipts
•	may invest in cash, cash equivalents, repurchase agreements and money market funds for liquidity and cash management purposes
•	may invest in other investment companies
•	may invest in preferred stocks, securities convertible or exchangeable into common stocks and warrants

Boston Trust Midcap Fund

Investment Objective

The Boston Trust Midcap Fund seeks long-term capital growth through an actively managed portfolio of stocks of middle capitalization (“mid cap”) companies.

Policies and Strategies

The Adviser pursues the Fund’s investment objective by investing primarily (at least 80% of its assets) in a diversified portfolio of domestic equity securities of mid cap companies. For these purposes, the Adviser defines mid cap issuers as those with market capitalizations within the range encompassed by the Russell Midcap® Index at the time of purchase. As of December 31, 2020, the market capitalization range of the Russell Midcap® Index was between $331.8 million and $60.4 billion. However, the Fund generally excludes securities with market capitalization less than $2 billion at time of purchase.

Consistent with the Fund’s investment objective, the Fund:

•	invests in domestic equity securities of mid cap companies
•	invests in one or more of the following types of equity securities: common stocks, and any rights to purchase common stocks

While not part of its principal investment strategy, the Fund also:

•	may invest in fixed-income securities consisting of corporate notes, bonds and debentures that are rated investment grade at the time of purchase
•	may invest in obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government including U.S. Treasury instruments
•	may invest in the securities of foreign issuers, including issuers in emerging markets, and may acquire sponsored and unsponsored American Depositary Receipts and European Depositary Receipts
•	may invest in cash, cash equivalents, repurchase agreements and money market funds for liquidity and cash management purposes
•	may invest in other investment companies
•	may invest in preferred stocks, securities convertible or exchangeable into common stocks, and warrants

Boston Trust SMID Cap Fund

Investment Objective

The Boston Trust SMID Cap Fund seeks long-term capital growth through an actively managed portfolio of stocks of small and middle capitalization (“smid cap”) companies.

Policies and Strategies

The Adviser pursues the Fund’s investment objective by investing primarily (at least 80% of its assets) in a diversified portfolio of domestic equity securities of smid cap companies. For these purposes, the Adviser defines smid cap issuers as those with market capitalizations within the range encompassed by the Russell 2500TM Index at the time of purchase. As of December 31, 2020, the market capitalization range of the Russell 2500TM Index was between $33.1 million and $25.2 billion. However, the Fund generally excludes securities with market capitalizations less than $500 million at the time of purchase.

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More About Investment Objectives, Strategies And Risks (continued)

Consistent with the Fund’s investment objective, the Fund:

•	invests in domestic equity securities of smid companies
•	invests in the following types of equity securities: common stocks, and any rights to purchase common stocks

While not part of its principal investment strategy, the Fund also:

•	may invest in fixed-income securities consisting of corporate notes, bonds and debentures that are rated investment grade at the time of purchase
•	may invest in obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government including U.S. Treasury instruments
•	may invest in the securities of foreign issuers, including issuers in emerging markets, and may acquire sponsored and unsponsored American Depositary Receipts and European Depositary Receipts
•	may invest in cash, cash equivalents, repurchase agreements and money market funds for liquidity and cash management purposes
•	may invest in other investment companies
•	may invest in preferred stocks, securities convertible or exchangeable into common stocks, and warrants

Boston Trust Walden Balanced Fund

(formerly, “Walden Balanced Fund”)

Investment Objective

The Boston Trust Walden Balanced Fund seeks long-term capital growth and income through an actively managed portfolio of stocks, bonds and money market instruments.

Policies and Strategies

Consistent with the Fund’s investment objective, the Fund:

•	maintains an actively managed portfolio of stocks, bonds and money market instruments
•	invests at least 25% of its assets in each category: (i) fixed- income securities and (ii) domestic and foreign equity securities
•	invests in one or more of the following types of equity securities: common stocks, and any rights to purchase common stocks
•	may invest in fixed-income securities consisting of corporate notes, bonds and debentures that are rated investment grade at the time of purchase, money market funds, cash and accrued income
•	may invest in obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government including U.S. Treasury instruments
•	purchase fixed income securities that are primarily investment grade
•	may invest up to 25% of its assets in foreign equity and foreign fixed income securities

While not part of its principal investment strategy, the Fund also:

•	may invest a portion of its assets in fixed-income securities that are considered non-investment grade, such as those rated “BB” or lower by Standard & Poor’s
•	may invest in the securities of foreign issuers, including issuers in emerging markets, and may acquire sponsored and unsponsored American Depositary Receipts and European Depositary Receipts
•	may invest in cash, cash equivalents, repurchase agreements and money market funds for liquidity and cash management purposes
•	may invest in other investment companies
•	may invest in preferred stocks, securities convertible or exchangeable into common stocks and warrants
•	may invest up to 5% of its total assets in community development loan funds or financial institutions supporting the economic development of underserved populations and communities
•	may invest in taxable municipal bonds
•	may invest in securities of multilateral agencies

Boston Trust Walden Equity Fund
(formerly, “Walden Equity Fund”)

Investment Objective

The Boston Trust Walden Equity Fund seeks long-term growth of capital through an actively managed portfolio of stocks.

Policies and Strategies

Consistent with the Fund’s investment objective, the Fund:

•	invests primarily (at least 80% of its assets) in domestic equity securities under normal circumstances
•	invests in one or more of the following types of equity securities: common stocks, and any rights to purchase common stocks

While not part of its principal investment strategy, the Fund also:

•	may invest in fixed income securities consisting of corporate notes, bonds and debentures that are rated investment grade at the time of purchase
•	may invest in obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government, including U.S. Treasury instruments
•	may invest in the securities of foreign issuers, including issuers in emerging markets, and may acquire sponsored and unsponsored American Depositary Receipts and European Depositary Receipts
•	may invest in cash, cash equivalents, repurchase agreements and money market funds for liquidity and cash management purposes
•	may invest in other investment companies
•	may invest in preferred stocks, securities convertible or exchangeable into common stocks and warrants

Boston Trust Walden Midcap Fund

(formerly, “Walden Midcap Fund”)

Investment Objective

The Boston Trust Walden Midcap Fund seeks long- term capital growth through an actively managed portfolio of stocks of middle capitalization (“mid cap”) companies.

Policies and Strategies

The Adviser pursues the Fund’s investment objective by investing primarily (at least 80% of its assets) in a diversified portfolio of domestic equity securities of mid cap companies. For these purposes, the Adviser defines mid cap issuers as those with market capitalizations within the range encompassed by the Russell Midcap® Index at the time of purchase. As of December 31, 2020, the market capitalization range of the Russell Midcap® Index was between $331.8 million and $60.4 billion. However, the Fund generally excludes securities with market capitalization less than $2 billion at time of purchase.

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More About Investment Objectives, Strategies And Risks (continued)

Consistent with the Fund’s investment objective, the Fund:

•	invests in domestic equity securities of mid cap companies
•	invests in one or more of the following types of equity securities: common stocks, and any rights to purchase common stocks

While not part of its principal investment strategy, the Fund also:

•	may invest in fixed-income securities consisting of corporate notes, bonds and debentures that are rated investment grade at the time of purchase
•	may invest in obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government including U.S. Treasury instruments
•	may invest in the securities of foreign issuers, including issuers in emerging markets, and may acquire sponsored and unsponsored American Depositary Receipts and European Depositary Receipts
•	may invest in cash, cash equivalents, repurchase agreements and money market funds for liquidity and cash management purposes
•	may invest in other investment companies
•	may invest in preferred stocks, securities convertible or exchangeable into common stocks and warrants

Boston Trust Walden SMID Cap Fund

(formerly, “Walden SMID Cap Fund)

Investment Objective

The Boston Trust Walden SMID Cap Fund seeks long-term capital growth through an actively managed portfolio of stocks of small and middle capitalization (“smid cap”) companies.

Policies and Strategies

The Adviser pursues the Fund’s investment objective by investing primarily (at least 80% of its assets) in a diversified portfolio of domestic equity securities of smid cap companies. For these purposes, the Adviser defines smid issuers as those with market capitalizations within the range encompassed by the Russell 2500TM Index at the time of purchase. As of December 31, 2020, the market capitalization range of the Russell 2500TM Index was between $33.1 million and $25.2 billion. However, the Fund generally excludes securities with market capitalizations less than $500 million at time of purchase.

Consistent with the Fund’s investment objective, the Fund:

•	invests in domestic equity securities of smid companies
•	invests in the following types of equity securities: common stocks, and any rights to purchase common stocks

While not part of its principal investment strategy, the Fund also:

•	may invest in fixed-income securities consisting of corporate notes, bonds and debentures that are rated investment grade at the time of purchase
•	may invest in obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government including U.S. Treasury instruments
•	may invest in the securities of foreign issuers, including issuers in emerging markets, and may acquire sponsored and unsponsored American Depositary Receipts and European Depositary Receipts

•	may invest in cash, cash equivalents, repurchase agreements and money market funds for liquidity and cash management purposes.
•	may invest in other investment companies
•	may invest in preferred stocks or securities convertible or exchangeable into common stocks and warrants

Boston Trust Walden Small Cap Fund

Investment Objective

The Boston Trust Walden Small Cap Fund seeks long-term capital growth through an actively managed portfolio of stocks of small capitalization (“small cap”) companies.

Policies and Strategies

The Adviser pursues the Fund’s investment objective by investing primarily (at least 80% of its assets) in a diversified portfolio of domestic equity securities of small cap companies. For these purposes, the Adviser defines small cap issuers as those with market capitalizations within the range encompassed by the Russell 2000® Index at the time of purchase. As of December 31, 2020, the market capitalization range of the Russell 2000® Index was between $33.1 million and $14.2 billion.

Consistent with the Fund’s investment objective, the Fund:

•	invests in domestic equity securities of small cap companies
•	invests in one or more of the following types of equity securities: common stocks, and any rights to purchase common stocks

While not part of its principal investment strategy, the Fund also:

•	may invest in fixed-income securities consisting of corporate notes, bonds and debentures that are rated investment grade at the time of purchase
•	may invest in obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government including U.S. Treasury instruments
•	may invest in the securities of foreign issuers, including issuers in emerging markets, and may acquire sponsored and unsponsored American Depositary Receipts and European Depositary Receipts
•	may invest in cash, cash equivalents, repurchase agreements and money market funds for liquidity and cash management purposes
•	may invest in other investment companies
•	may invest in preferred stocks, securities convertible or exchangeable into common stocks and warrants

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More About Investment Objectives, Strategies And Risks (continued)

Boston Trust Walden International Equity Fund (formerly, “Walden International Equity Fund”)

Investment Objective

The Boston Trust Walden International Equity Fund seeks long-term capital growth through an actively managed portfolio of equities of international companies.

Policies and Strategies

The Adviser pursues the Fund’s investment objective by investing primarily in a diversified portfolio of equity securities of companies of large and middle capitalization located in developed countries.

Consistent with the Fund’s investment objective, the Fund:

•	under normal market conditions, will invest a majority of its assets in non-U.S. securities
•	under normal circumstances, will invest at least 80% of its assets in equity securities.
•	may invest in ordinary shares (also known as common stock)
•	invests in mid cap companies. In international markets, capitalization ranges vary by country; as a result, a company that is categorized as a mid cap company in one country may be considered a large capitalization company in another country

While not part of its principal investment strategy, the Fund also:

•	may invest in one or more of the following types of equity securities: sponsored and unsponsored American Depositary Receipts, European Depositary Receipts, Global Depositary Receipts, preferred stocks, securities convertible or exchangeable into common stocks, warrants, and any rights to purchase common stocks. Only those convertible securities that are “in the money” or immediately convertible to common stock are considered equity securities
•	may invest in securities of companies in emerging market countries
•	may invest in fixed-income securities consisting of corporate notes, bonds and debentures that are rated investment grade at the time of purchase
•	may invest in obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government including U.S. Treasury instruments
•	may invest in cash, cash equivalents, repurchase agreements and money market funds for liquidity and cash management purposes
•	may invest in other investment companies including other investment companies that do not meet ESG guidelines
•	may invest in preferred stock, securities convertible or exchangeable into common stock, warrants and rights to purchase common stock

TEMPORARY DEFENSIVE POSITION

In the event that the Adviser determines that market conditions are not suitable for a Fund’s typical investments, the Adviser may, for temporary defensive purposes, invest all or any portion of a Fund’s assets in money market instruments. In such situations, a Fund may not achieve its stated investment objective.

INVESTMENT RISKS

Any investment in the Funds is subject to investment risks, including the possible loss of the principal amount invested.

Generally, the Funds will be subject to some or all of the following risks:

•	Market Risk: Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets.The Funds’ performance per share will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in each Fund’s investment portfolio, national and international economic conditions, natural disasters, pandemics, political and social discord, and general market conditions. Natural or environmental disasters may be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of a Fund’s investments. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region are increasingly likely to adversely affect markets, issuers, and/or foreign exchange rates in other countries, including the U.S. Any such events could have a significant adverse impact on the value of a Fund’s investments.

•	Equity Risk: The value of the equity securities held by a Fund, and thus the value of a Fund’s shares, can fluctuate — at times dramatically. The prices of equity securities are affected by various factors, including market conditions, political and other events, and developments affecting the particular issuer or its industry or geographic sector. When the value of a Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

•	Interest Rate Risk: Interest rate risk refers to the risk that the value of a Fund’s fixed-income securities can change in response to changes in prevailing interest rates causing volatility and possible loss of value. If rates increase, the value of the Fund’s fixed income securities generally declines. On the other hand, if rates fall, the value of the fixed income securities generally increases. Your investment will decline in value if the value of the Fund’s investments decreases. While interest rates have increased recently, they remain low by historical standards and may rise further. Consequently, the risks associated with rising interest rates are heightened. Securities with greater interest rate sensitivity, and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value.

•	Credit Risk: Credit risk refers to the risk related to the credit quality of the issuer of a security held in a Fund’s portfolio. The Funds could lose money if the issuer of a security is unable to meet its financial obligations or the market’s perception of the issuer not being able to meet those increases.

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•	LIBOR Risk: Instruments in which the Fund invests may pay interest based on the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. In 2017, the head of the UK Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. The administrator of LIBOR recently announced a delay in the phase out of a majority of the U.S. dollar LIBOR publications until mid- 2023, with the remainder of the LIBOR publications to end at the end of 2021. Various financial industry groups have been planning for the transition away from LIBOR, but there are challenges to converting certain securities and transactions to a new reference rate (e.g., the Secured Overnight Financing Rate (“SOFR”), which is intended to replace the U.S. dollar LIBOR). As a result, the nature of any replacement rate and the impact of the transition from LIBOR on the Fund’s transactions and the financial markets generally is unknown. The transition process might lead to increased volatility and illiquidity in markets for instruments whose terms currently include LIBOR. While some existing LIBOR-based instruments may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate-setting methodology, there may be significant uncertainty regarding the effectiveness of any such alternative methodologies to replicate LIBOR. Not all existing LIBOR-based instruments may have alternative rate-setting provisions and there remains uncertainty regarding the willingness and ability of issuers to add alternative rate-setting provisions in certain existing instruments. In addition, a liquid market for newly issued instruments that use a reference rate other than LIBOR still may be developing.

•	Small and Mid Cap Company Risk: Investments in small, smid and mid cap companies involve greater risks than investments in larger, more established companies. Small, smid and mid cap companies may experience higher growth rates and higher failure rates than do larger capitalization companies. In addition, small, smid and mid cap companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. The trading volume of securities of small, smid and mid cap companies is normally less than that of larger capitalization companies, and therefore may disproportionately affect their market price, tending to make them rise more in response to buying demand and fall more in response to selling pressure than is the case with larger capitalization companies. Some small, smid and mid cap stocks may be less liquid, making it difficult for the Funds to buy and sell shares of smaller companies. Small, smid and mid cap companies may lack depth of management, may have limited product lines, may be unable to generate funds necessary for growth or development, or may be developing or marketing new products or services for which markets are not yet established and may never become established. Small, smid and mid cap companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans that have a floating interest rate.

•	Management Risk: The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Funds invest may prove to be incorrect and there is no guarantee that the Adviser’s judgment will produce the desired results.

•	Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, regulatory, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information, and more volatile or less liquid securities markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Foreign accounting may be less transparent than U.S. accounting practices and foreign regulation may be inadequate or irregular. Owning foreign securities could cause a Fund’s performance to fluctuate more than if it held only U.S. securities. A Fund’s investments in foreign securities may also be subject to foreign withholding and/or other taxes, which would decrease the Fund’s yield on those securities. The departure of a country from the European Union or another economic or trading bloc could have significant political and financial consequences of global markets. Uncertainty relating to the withdrawal procedures and timeline may have adverse effects on valuations and the renegotiation of current trade agreements, as well as an increase in financial regulation in such markets. This may adversely impact Fund performance.

•	Government Risk: The U.S. government’s guarantee of ultimate payment of principal and timely payment of interest on certain U.S. government securities owned by the Funds do not imply that the Funds’ shares are guaranteed or that the price of the Funds’ shares will not fluctuate. If a U.S. government agency or instrumentality in which the Funds invest defaults and the U.S. government does not stand behind the obligation, the Funds’ share prices or yields could fall.

•	Currency Risk: The value of foreign currencies relative to the U.S. dollar fluctuates in response to market, economic, political, regulatory, geopolitical or other conditions. There is the risk that the value of such assets and/or the value of any distributions from such assets may decrease if the currency in which such assets are priced or in which they make distributions falls in relation to the value of the U.S. dollar. The Funds are not required to hedge their foreign currency risk, although it may do so through foreign currency exchange contracts and other methods. Therefore, to the extent a Fund does not hedge its foreign currency risk, or the hedges are ineffective, the value of the Fund’s assets and income could be adversely affected by currency exchange rate movements.

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•	ESG Screening Criteria Risk: (Boston Trust Walden Balanced Fund, Boston Trust Walden Equity Fund, Boston Trust Walden Midcap Fund, Boston Trust Walden SMID Cap Fund, Boston Trust Walden Small Cap Fund, and Boston Trust Walden International Equity Fund): The Funds’ ESG screening criteria may affect the Funds’ exposure to certain companies, sectors and/or industries, and may adversely impact a Fund’s performance depending on whether such companies, sectors and/or industries are in or out of favor in the market. Both the ESG profile of a company or industry or the investment adviser’s judgement of a company or industry may change over time. The investment adviser’s judgement regarding the ESG screens may depend upon information that could be incomplete, inaccurate or unavailable, which may adversely affect the ESG analysis.

The Funds may invest in particular types of securities even though such investments are not part of its principal investment strategy. The risks of investing in these securities include:

•	Emerging Market Investment Risk: The risk associated with foreign securities are magnified in “emerging markets”, which may be more volatile and less liquid than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. Emerging market countries may have different regulatory, accounting, auditing, and financial reporting and record keeping standards and may have material limitations on PCAOB inspection, investigation, and enforcement. There may be little reliable financial or accounting information available with respect to issuers of emerging market securities material to an investment decision, and it may be difficult as a result to assess the value of prospects of an investment in such securities. The Funds’ investments in emerging market securities may also be subject to foreign withholding and/or other taxes, which would decrease the Funds’ yield on those securities.

•	Depositary Receipt Risk: A Fund may invest in sponsored and unsponsored American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”), which are receipts issued by a bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. The underlying shares of depositary receipts are held in trust by a custodian bank or similar financial institution in the issuer’s home country. Depositary receipts are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. A sponsoring company provides financial information to the bank and may subsidize administration of the ADR, EDR or GDR. Unsponsored ADRs, EDRs and GDRs may be created by a broker-dealer or depository bank without the participation of the foreign issuer. Holders of these unsponsored depositary receipts generally bear all the costs of the ADR, EDR or GDR facility, whereas foreign issuers typically bear certain costs in a sponsored depositary receipt. The bank or trust company depositary of an unsponsored depositary receipt may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. Unsponsored depositary receipts may carry more risk than sponsored depositary receipts because of the absence of financial information provided by the underlying company. Many of the risks described below regarding foreign securities apply to investments in ADRs, EDRs and GDRs.

•	Investment Company Risk: Investors in a Fund will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund may invest in addition to the Fund’s direct fees and expenses.

•	Junk Bond Risk: Non-investment grade bonds, also known as high yield securities provide greater income and opportunity for gain, but entail greater risk of loss of principal. High yield securities are predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation. These investments may be issued by companies which are highly leveraged, less creditworthy or financially distressed. Although these investments generally provide a higher yield than higher-rated debt securities, the high degree of risk involved in these investments can result in substantial or total losses. The market for high yield securities is generally less active than the market for higher quality securities and the market price of these securities can change suddenly and unexpectedly. Based on various measures such as dealer inventories and average trade size, the high yield market has become less liquid at the same time as it has grown and has become more concentrated in the largest investors. During future periods of market stress, liquidity conditions in the high yield market may be worse than prior periods of market stress.

•	Convertible Security Risk: The market value of convertible securities and other debt securities tends to fall when prevailing interest rates rise. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

•	Preferred Stock Risk: The Funds may invest in preferred stocks. The value of preferred stocks will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments. Preferred stock prices tend to move more slowly upwards than common stock prices.

•	Municipal Securities Risk: Because many municipal securities are issued to finance similar projects (such as those relating to education, health care, housing, transportation, and utilities), conditions in those sectors may affect the overall municipal securities market. In addition, changes in the financial condition of an individual municipal issuer can affect the overall municipal market. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the supporting taxation or the inability to collect revenues for the specific project or specific assets. Municipal securities may be less liquid than taxable bonds and there may be less publicly available information on the financial condition of municipal securities issuers than for issuers of other securities, and the investment performance of a Fund investing in municipal securities may therefore be more dependent on the analytical abilities of the Adviser than if the Fund held other types of investments such as stocks or taxable bonds. The secondary market for municipal securities also tends to be less well developed or liquid than many other securities markets, which may adversely affect a Fund’s ability to sell municipal securities it holds at attractive prices.

Investments in the Funds are not deposits of Boston Trust Walden Inc. or Boston Trust Walden Company and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

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More About Investment Objectives, Strategies And Risks (concluded)

DISCLOSURE OF PORTFOLIO HOLDINGS

A complete schedule of each Fund’s portfolio holdings is publicly available in Form N-CSR semiannual and annual shareholder reports, and after the first and third fiscal quarters in Form N-PORT. Information reported in N-CSR and N-PORT will be made publicly available within 60 days after the end of the respective fiscal quarter. The Fund’s shareholder reports and Form N-PORT filings are available on the SEC’s website. Additionally, a complete schedule of each Fund’s portfolio holdings is generally available on a monthly basis on the Funds’ website at www.bostontrustwalden.com. A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is provided in the Statement of Additional Information (SAI).

ENVIRONMENTAL, SOCIAL & GOVERNANCE

(ESG) GUIDELINES

The Adviser evaluates financially material ESG factors as part of the investment decision-making process for all Funds. The Adviser considers financial materiality as it is understood in generally accepted accounting principles—information that would influence the judgment of an informed investor. The Adviser assesses the impact that ESG factors may have on revenues, expenses, assets, liabilities, and overall risk. The Boston Trust Walden Balanced Fund, the Boston Trust Walden Equity Fund, the Boston Trust Walden Midcap Fund, the Boston Trust Walden SMID Cap Fund, the Boston Trust Walden Small Cap Fund, and the Boston Trust Walden International Equity Fund are subject to ESG screening criteria, in which the Adviser excludes companies with significant exposure in specific products or services, considering their revenue dependence (share of total revenue derived from undesirable products/services), market share (if a company is a market leader in an undesirable product despite relatively small share of total company revenue), and severity (how proximate the product or service is to the undesirable product—e.g., minor electronic input to a weapon system). “Significant exposure” is a subjective determination. These restrictions preclude these Funds from purchasing companies with significant involvement in:

•	Alcohol production
•	Coal mining
•	Factory farming
•	Gaming
•	Handguns
•	Nuclear power fuel cycle
•	Prison operations
•	Tobacco manufacturing
•	Weapons systems

Additionally, the Boston Trust Walden SMID Cap Fund does not invest in fossil fuels.

The Adviser also exercises its full discretion in evaluating the overall performance of each company. The Adviser considers: performance over time (relative to peers and established goals); accountability and disclosure; and impacts on stakeholders. For each potential investment, the Adviser seeks to understand the company’s products and services and evaluate overall performance in four broad categories: corporate governance, human capital management, environmental impacts, and community impacts. The Funds subject to ESG screening criteria will avoid companies it judges to have substandard performance.

ACTIVE OWNERSHIP GUIDELINES

The Adviser utilizes active ownership of all Funds to encourage more sustainable business practices and greater ESG transparency. Active ownership strategies include proxy voting, dialogue with company management and sponsorship of shareholder resolutions, and public policy advocacy:

•	Proxy Voting: The Funds’ proxy voting policies and guidelines generally support greater corporate accountability and improved policies and performance on key ESG parameters.
•	Company Engagement: Boston Trust Walden, on behalf of the Funds, may actively pursue company dialogues and shareholder resolutions to encourage more sustainable business practices. Areas of focus include climate change, workplace policies and practices, workforce and board diversity, corporate governance practices, and ESG disclosure.
•	Public Policy: Public policy advocacy complements company- specific engagement efforts and broadens the scope of Fund shareholders’ impact.

The Adviser has sole discretion regarding the interpretation and implementation of the Funds’ ESG and Active Ownership guidelines. The Funds’ guidelines are subject to change without shareholder approval. Additionally, the Funds may occasionally hold a security that has experienced deteriorating ESG performance, such that it may no longer meet ESG guidelines, for the primary purpose of company engagement to address the issue of concern. Each of such engagement holdings will be limited to a maximum of 1% of a Fund’s total assets.

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Shareholder Information

PRICING OF FUND SHARES

How NAV is Calculated

Shares of the Funds are sold at net asset value (“NAV”) per share.

The NAV is calculated by adding the total value of a Fund’s investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of that Fund:

NAV =	TOTAL ASSETS – LIABILITIES NUMBER OF SHARES OUTSTANDING

The NAV per share of each Fund is determined at the close of trading (normally 4:00 p.m., Eastern Time) on each day the New York Stock Exchange (NYSE) is open for business. Generally, the NYSE is closed and the share price of the Funds is not calculated on Saturdays, Sundays and national holidays, including the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Any other holiday recognized by the NYSE will be considered a business holiday on which the NAV of each Fund will not be calculated.

Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is received in good order by the Fund or your investment representative. This is known as the offering price. Only purchase orders received in good order by the Fund before 4:00 p.m. Eastern Time will be effective at that day’s NAV. On occasion, the NYSE will close before 4:00 p.m. Eastern Time.When that happens, purchase orders received after the NYSE closes will be effective the following business day. The NAV of the Fund may change every day.

Valuing Fund Assets

Each Fund’s securities generally are valued at current market values using market quotations. Each Fund may use pricing services to determine market value. If market prices are not available or, in the Adviser’s opinion, market prices do not reflect fair value, or if an event occurs after the close of trading on the exchange or market on which the security is principally traded (but prior to the time the NAV is calculated) that materially affects fair value, the Adviser will value a Fund’s assets at their fair value according to policies approved and periodically reviewed by the Board of Trustees of Boston Trust Walden Funds. For example, if trading in a portfolio security is halted and does not resume before a Fund calculates its NAV, the Adviser may need to price the security using the Fund’s fair value pricing guidelines. Without a fair value price, short term traders could take advantage of the arbitrage opportunity and dilute the NAV of long term investors. Foreign markets in which a Fund buys securities may be open on days the U.S. markets are closed, causing the fund’s NAV to change even though the Fund is closed. In addition, securities trading on foreign markets present time zone arbitrage opportunities when events effecting portfolio security values occur after the close of the foreign market, but prior to the close of the U.S. market. Fair valuation of a Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of a Fund’s NAV by short-term traders. Fair valuation involves subjective judgments and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.

PURCHASING AND ADDING TO YOUR SHARES

You may purchase shares of the Funds from the Funds’ transfer agent or through investment representatives who may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative for specific information.

The Funds consider a purchase or sale order as received when an investment representative receives the order in good order before 4:00 p.m. Eastern Time. These orders will be priced based on a Fund’s NAV next computed after such order is received by the investment representative. It is the responsibility of the investment representative to transmit properly completed purchase orders to the Fund in a timely manner. Any change in price due to the failure of a Fund to timely receive an order must be settled between the investor and the investment representative placing the order.

Purchases of the Funds may be made on any business day. This includes any days on which the Funds are open for business, other than weekends and days on which the NYSE is closed, including the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day,Thanksgiving Day, and Christmas Day.

The minimum initial investment in each Fund, except the Boston Trust SMID Cap Fund and the Boston Trust Walden International Equity Fund, is $100,000. The minimum initial investment in the Boston Trust SMID Cap Fund and the Boston Trust Walden International Equity Fund is $1,000,000. Subsequent investments in all Funds must be at least $1,000. Shares of the Funds are offered continuously for purchase at the NAV per share of the Fund next determined after a purchase order is received. Investors may purchase shares of the Funds by check or wire, as described below.

All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks, starter checks, traveler’s checks, money orders, cash, and credit card convenience checks are not accepted.

A Fund or the Adviser may waive its minimum purchase requirement, or a Fund may reject a purchase order, if it is deemed to be in the best interest of either the Fund and/or its shareholders.

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Shareholder Information (continued)

Frequent Trading Policy

Frequent trading into and out of a Fund can have adverse consequences for that Fund and for long-term shareholders in the Fund. The Funds believe that frequent or excessive short-term trading activity by shareholders of a Fund may be detrimental to long-term shareholders because those activities may, among other things: (a) dilute the value of shares held by long-term shareholders; (b) cause the Funds to maintain larger cash positions than would otherwise be necessary; (c) increase brokerage commissions and related costs and expenses; and (d) incur additional tax liability. The Funds therefore discourage frequent purchase and redemptions by shareholders and they do not make any effort to accommodate this practice. To protect against such activity, the Board of Trustees has adopted policies and procedures that are intended to permit the Funds to curtail frequent or excessive short-term trading by shareholders. At the present time, the Funds do not impose limits on the frequency of purchases and redemptions, nor do they limit the number of exchanges into any of the Funds. The Funds reserve the right, however, to impose certain limitations at any time with respect to trading in shares of the Funds, including suspending or terminating trading privileges in Fund shares, for any investor whom the Funds believe has a history of abusive trading or whose trading, in the judgment of the Funds, has been or may be disruptive to the Funds. The Funds’ ability to detect and prevent any abusive or excessive short-term trading may be limited to the extent such trading involves Fund shares held through omnibus accounts of a financial intermediary.

Investment representatives maintaining omnibus accounts with the Funds may impose market timing policies that are more restrictive than the market timing policy adopted by the Board of Trustees. For instance, these financial intermediaries may impose limits on the number of purchase and sale transactions that an investor may make over a set period of time and impose fees or penalties for transactions in excess of those limits. Investment representatives also may exempt certain types of transactions from these limitations. If you purchased your shares through an investment representative, you should read carefully any materials provided by the investment representative together with this prospectus to fully understand the market timing policies applicable to you.

In accordance with Rule 22c-2 under the Investment Company Act of 1940, the Funds have entered into information sharing agreements with certain financial intermediaries. Under these agreements, a financial intermediary is obligated to furnish the Trust, upon its request, with information regarding customer trading activities in shares of the Funds and enforce Funds’ market-timing policy with respect to customers identified by the Funds as having engaged in market timing. When information regarding transactions in Fund shares is requested by the Trust and such information is in the possession of a person that is itself a financial intermediary to a financial intermediary (an “indirect intermediary”), any financial intermediary with whom the Funds has an information sharing agreement is obligated to obtain transaction information from the indirect intermediary or, if directed by the Funds, to restrict or prohibit the indirect intermediary from purchasing shares of the Funds on behalf of other persons.

Distribution and Shareholder Services Agreements

Each Fund, other than the Boston Trust SMID Cap Fund, has adopted a plan under which it may enter into a Shareholder Services Agreement pursuant to which the Fund is authorized to make payments to certain entities which may include investment advisers, banks, trust companies, retirement plan administrators, and other types of service providers which provide administrative services with respect to shares of the Fund attributable to or held in the name of the service provider for its clients or other parties with whom they have a servicing relationship. Under the terms of each Shareholder Services Agreement, a Fund is authorized to pay a service provider (which may include affiliates of the Funds) a shareholder services fee which is based on the average daily net asset value of the shares of the Fund attributable to or held in the name of the service provider for providing certain administrative services to Fund shareholders with whom the service provider has a servicing relationship.

The Adviser (not the Funds) may pay certain financial institutions (which may include banks, brokers, securities dealers, and other industry professionals) a fee from its bona fide profits for providing distribution-related services and/or for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation.

Instructions for Opening or Adding to an Account

Important Information About Procedures for Opening a New Account

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. What this means for you is that when you open an account, you are required to provide your name, residential address, date of birth, and identification number. We may require other information that will allow us to identify you.

Foreign Investors

Each Fund will only accept new account applications and additional purchases of Fund shares from an established shareholder account that (1) reflects a residential address for an individual (or the principal place of business for an entity) located within the U.S. or its territories; or (2) reflects a U.S. military address; and (3) in every case, is associated with a valid U.S. taxpayer identification number. Funds are only offered for sale in the United States and are not widely available outside the United States. Non-U.S. investors should be aware that U.S. withholding and estate taxes and certain U.S. tax reporting requirements may apply to any investment in Boston Trust Walden Funds as a U.S. mutual fund.

Through Investment Representatives

You may purchase shares of a Fund through an investment representative, such as a broker-dealer, bank or other financial institution that purchases shares for its customers. To purchase shares, contact your investment representative. Your investment representative may charge a transaction fee to purchase shares.

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Shareholder Information (continued)

By Regular Mail or Overnight Service

Initial Investment:

1.	Carefully read and complete the application. Establishing your account privileges now saves you the inconvenience of having to add them later. Purchase orders must be received by the Fund in “good order”. This means your completed account application must be accompanied by payment for the shares you are purchasing.

2.	Make check or certified check payable to either “Boston Trust Asset Management Fund”, “Boston Trust Equity Fund”, “Boston Trust Midcap Fund”, “Boston Trust SMID Cap Fund”, “Boston Trust Walden Balanced Fund”, “Boston Trust Walden Equity Fund”, “Boston Trust Walden Midcap Fund”, “Boston Trust Walden SMID Cap Fund”, “Boston Trust Walden Small Cap Fund”, or “Boston Trust Walden International Equity Fund” as applicable.

3.	Mail to: Boston Trust Walden Funds, c/o Boston Trust Walden Company, One Beacon Street, Boston, MA 02108.

Subsequent Investments:

1.	Subsequent investments should be made by check or certified check payable to the applicable Fund and mailed to the address indicated above. Your account number should be written on the check.

By Wire Transfer

Note: Your bank may charge a wire transfer fee.

For initial investment: Before wiring funds, call 1-800-282-8782, ext. 7050, or 1-617-726-7050 to advise that an initial investment will be made by wire and to receive an account number and wire instructions.

Signature Validation Program – Non-Financial Transactions The Funds and the Transfer Agent reserve the right to require signature guarantees for the non-financial transactions. The Funds accept a Signature Validation Program (SVP) stamp or a Medallion Signature Guarantee stamp if you request any of the following non- financial transactions:

•	A change in the shareholder’s name

•	An addition to or change in banking instructions

•	An addition to or change in beneficiaries

•	An addition to or change in person authorized to execute transactions in your account

•	The addition of a Power of Attorney

•	The addition of or change in a Trustee

•	A change in the custodian for a UTMA/UGMA

The SVP is intended to provide validation of authorized signatures for those transactions considered non-financial (i.e. transactions that do not involve the sale, redemption or transfer of securities). The purpose of the SVP stamp on a document is to authenticate your signature and to confirm that you have the authority to provide the instructions contained in the document. This stamp may be obtained from eligible members of a Medallion Signature Guarantee Program or other eligible guarantor institutions in accordance with SVP.

Eligible guarantor institutions generally include banks, broker/ dealers, credit unions, members of national securities exchanges, registered securities associations, clearing agencies and savings association. You should verify with the institutions that they are and an eligible guarantor institution prior to signing. A notary public cannot provide a SVP stamp.

SELLING YOUR SHARES

Instructions for Selling Shares

You may sell your shares at any time. Your sales price will be the next NAV after your redemption request that is in good order is received by the Funds, their transfer agent, or your investment representative. Normally the Funds will send proceeds, by check or electronic transfer, within seven (7) days after your request is received. The Funds typically expect to pay redemptions from cash, cash equivalents, proceeds from the sale of Fund shares, any lines of credit, and then from the sale of portfolio securities. These redemption payment methods will be used in regular and stressed market conditions.

Withdrawing Money from Your Fund Investment

A request for a withdrawal in cash from any Fund constitutes a redemption or sale of shares for a mutual fund shareholder.

Through Investment Representatives

You may redeem shares of a Fund through an investment representative. Contact your investment representative for their requirements and procedure. Your investment representative may charge a transaction fee to redeem shares.

By Telephone

(unless you have declined telephone sales privileges)

1.	Call 1-800-282-8782, ext. 7050 with instructions as to how you wish to receive your funds (mail, wire, electronic transfer).

By Mail

2(a)	Call 1-800-282-8782, ext. 7050 to request redemption forms or write a letter of instruction indicating:

•	your Fund and account number

•	amount you wish to redeem

•	address to which your check should be sent

•	account owner signature

2(b)	Mail to: Boston Trust Walden Funds
c/o Boston Trust Walden Company
One Beacon Street
Boston, MA 02108

By Overnight Service

See instruction 2 above.

Send to: Boston Trust Walden Funds,

c/o Boston Trust Walden Company, One Beacon Street, Boston, MA 02108

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Shareholder Information (continued)

By Wire Transfer

You must indicate this option on your application. The Fund may charge a wire transfer fee.

Note: Your financial institution may also charge a separate fee. Call 1-800-282-8782, ext. 7050 to request a wire transfer.

If you call by 4:00 p.m. Eastern Time, your payment normally will be wired to your bank on the next business day.

Redemptions in Writing Required

You must request redemption in writing in the following situations:

1.	Redemptions from Individual Retirement Accounts (“IRAs”).

2.	Circumstances under which redemption requests require a signature guarantee include, but may not be limited to, each of the following:

•	Your account address has changed within the last 14 calendar days.

•	The check is not being mailed to the address on your account.

•	The check is not being made payable to the owner(s) of the account.

•	The redemption proceeds are being transferred to another Fund account with a different registration.

•	The redemption proceeds are being wired to bank instructions not on your account.

Signature guarantees must be obtained from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

Verifying Telephone Redemptions

The Funds make every effort to insure that telephone redemptions are only made by authorized shareholders. You will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions. Telephone transaction privileges, including purchases, redemptions, and exchanges by telephonic or facsimile instructions, may be revoked at the discretion of the Fund without advance notice to shareholders. In such cases, and at times of peak activity when it may be difficult to place orders requested by telephone, transaction requests may be made by registered or express mail.

Redemptions within 10 Days of Initial Investment

When you have made your initial investment by check, you cannot redeem any portion of it until the Transfer Agent is satisfied that the check has cleared (which may require up to 10 business days). You can avoid this delay by purchasing shares with a certified check.

Refusal of Redemption Request

Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining shareholders.

Redemption in Kind

Securities distributed in connection with any such redemption in-kind are expected to generally represent your pro rata portion of assets held by the Fund immediately prior to the redemption, with adjustments as may be necessary in connection with, for example, certain derivatives, restricted securities, odd lots or fractional shares. Any securities distributed in-kind will remain exposed to market risk until sold, and you may incur transaction costs and taxable gain when selling the securities.

Each Fund has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which such Fund is obligated during any 90 day period to redeem shares for any one shareholder of record solely in cash up to the lesser of $250,000 or 1% of the NAV of such Fund at the beginning of such period. Should a redemption exceed such limitation, a Fund may deliver, in lieu of cash, readily marketable securities from its portfolio. The securities delivered will be selected at the sole discretion of such Fund, will not necessarily be representative of the entire portfolio and may be securities which the Fund would otherwise sell. Securities such as certain derivatives, restricted securities, odd lots and fractional shares may not be distributed to shareholders. The redeeming shareholder will usually incur brokerage costs in converting the securities to cash. The method of valuing securities used to make the redemptions in kind will be the same as the method of valuing portfolio securities and such valuation will be made as of the same time the redemption price is determined.

Closing of Small Accounts

If your account value falls below $50,000 ($500,000 for the Boston Trust Walden International Equity Fund and Boston Trust SMID Cap Fund) due to redemption activity, the Fund may ask you to increase your balance. If it is still below $50,000 ($500,000 for the Boston Trust Walden International Equity Fund and Boston Trust SMID Cap Fund) after 60 days, the Fund may close your account and send you the proceeds at the then current NAV.

Undeliverable Redemption Checks

For any shareholder who chooses to receive distributions in cash: If distribution checks (1) are returned and marked as “undeliverable” or (2) are not cashed within six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that are not cashed within six months will be canceled and the money reinvested in the Fund.

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Shareholder Information (continued)

EXCHANGING YOUR SHARES

You can exchange your shares in one Fund for shares of another Boston Trust or Boston Trust Walden Mutual Fund. No transaction fees are charged for exchanges. An exchange is considered a sale. Consequently, gains from an exchange may be subject to applicable tax.

You must meet the minimum investment requirements for the Fund into which you are exchanging.

Instructions for Exchanging Shares

Exchanges may be made by sending a written request to Boston Trust Walden Funds, c/o Boston Trust Walden Company, One Beacon Street, Boston, MA 02108, or by calling 1-800-282-8782, ext. 7050. Please provide the following information:

•	Your name and telephone number

•	The exact name on your account and account number

•	Taxpayer identification number (usually your social security number)

•	Dollar value or number of shares to be exchanged

•	The name of the Fund from which the exchange is to be made

•	The name of the Fund into which the exchange is being made.

Please refer to “Selling your Shares” for important information about telephone transactions.

Notes on Exchanges

•	The registration and tax identification numbers of the two accounts must be identical.

•	The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

Any income a Fund receives in the form of dividends is paid out, less expenses, to its shareholders. Income dividends and capital gains distributions on the Funds usually are paid annually and are automatically reinvested in additional shares of the Fund at the applicable NAV on the distribution date unless you request cash distributions on your application or through a written request. You may elect to have distributions on shares held in IRAs paid in cash only if you are 59 1/2 years old or permanently and totally disabled or if you otherwise qualify under the applicable plan.

Dividends and distributions are treated in the same manner for federal income tax purposes whether you receive them in cash or in additional shares.

Taxes

The following information is provided to help you understand the federal income taxes you may have to pay on income dividends and capital gains distributions from the Fund, as well as on gains realized from your redemption of Fund shares. This discussion is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local or foreign tax consequences before making an investment in the Fund.

Distributions. Dividends generally are taxable as ordinary income. Distributions designated by a Fund as long-term capital gain distributions will be taxable to you at your long-term capital gains rate, regardless of how long you have held your shares.

Dividends are taxable in the year they are paid or credited to your account. However, dividends declared in October, November or December to shareholders of record in such a month and paid by January 31st are taxable on December 31st of the year they are declared.

Individual taxpayers are subject to a maximum federal income tax rate of 20% on long-term gains and from certain qualifying dividends on corporate stock. These rate reductions do not apply to corporate taxpayers. The following are guidelines for how certain distributions by the Funds are generally taxed to individual taxpayers: (i) distributions of earnings from qualifying dividends and qualifying long-term capital gains will be taxed at a maximum federal income tax rate of 20%; (ii) a shareholder will also have to satisfy a greater than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate; and (iii) distributions of earnings from non- qualifying dividends, interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer.

If you are a taxable investor and invest in a Fund shortly before it makes a capital gain distribution, some of your investment may be returned to you in the form of a taxable distribution. Fund distributions will reduce a Fund’s NAV per share. Therefore, if you buy shares after the Fund has experienced capital appreciation but before the record date of a distribution of those gains, you may pay the full price for the shares and then effectively receive a portion of the purchase price back as a taxable distribution. This is commonly known as “buying a dividend.”

You will be notified in January each year about the federal tax status of distributions made by the Funds. Depending on your state of residence, distributions also may be subject to state and local taxes, including withholding taxes. There is a penalty on certain pre- retirement distributions from retirement accounts. Consult your tax adviser about the federal, state and local tax consequences in your particular circumstances.

Foreign shareholders may be subject to special withholding requirements.

The Funds may be subject to foreign taxes or tax withholding on dividends, interest, and some capital gains from foreign holdings. You, as a shareholder, may qualify for a deduction or offsetting credit under U.S. tax law for your portion of the Funds’ foreign tax obligation provided you meet certain conditions as required by the Internal Revenue Service.

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Shareholder Information (concluded)

Selling and Exchanging Shares. Selling your shares may result in a realized capital gain or loss, which is subject to federal income tax. For individuals, any long-term capital gains you realize from selling Fund shares currently are taxed at a maximum rate of 20%. Short- term capital gains are taxed at ordinary income tax rates. You or your tax adviser should track your purchases, tax basis, sales and any resulting gain or loss. If you redeem Fund shares for a loss, you may be able to use this capital loss to offset any other capital gains you have. An exchange of shares is considered a sale, and gains from any sale or exchange may be subject to applicable taxes.

Backup Withholding - By law, you may be subject to backup withholding on a portion of your taxable distributions and redemption proceeds unless you provide your correct Social Security or taxpayer identification number and certify that (1) this number is correct, (2) you are not subject to backup withholding, and (3) you are a U.S. person (including a U.S. resident alien). You also may be subject to withholding if the Internal Revenue Service instructs us to withhold a portion of your distributions or proceeds. When backup withholding is required, the current amount is 24% of any distributions or proceeds paid. You should be aware that a Fund may be fined annually by the Internal Revenue Service for each account for which a certified taxpayer identification number is not provided. In the event that such a fine is imposed with respect to a specific account in any year, the applicable Fund may make a corresponding charge against the account.

Tax Status for Retirement Plans and Other Tax-Deferred Accounts - When you invest in a Fund through a qualified employee benefit plan, retirement plan or some other tax-deferred account, dividend and capital gain distributions generally are not subject to current federal income taxes. In general, these plans or accounts are governed by complex tax rules. You should ask your tax adviser or plan administrator for more information about your tax situation, including possible state or local taxes.

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Fund Management

The Investment Adviser

Boston Trust Walden Inc., One Beacon Street, Boston, MA 02108, is the investment adviser for the Funds. The Adviser is a wholly- owned subsidiary of Boston Trust Walden Company.

The Adviser makes the day-to-day investment decisions for the Funds. In addition, the Adviser continuously reviews, supervises and administers each Fund’s investment program. For these advisory services, each of the Funds pays the Adviser an investment advisory fee based on the Fund’s average daily net assets. Each of the Funds, other than the Boston Trust Asset Management Fund pays the Adviser investment advisory fees equaling 0.75% of its average daily net assets. The Boston Trust Asset Management Fund pays the Adviser an investment advisory fee equaling 0.75% of the first $500 million of average daily net assets and 0.50% of average daily net assets in excess of $500 million. The Adviser received investment advisory fees from Boston Trust Asset Management Fund equaling 0.719% of Boston Trust Asset Management Fund’s average daily net assets, and from each other Fund equaling 0.75% of each of those Fund’s average daily net assets during the fiscal period ended December 31, 2020.

The Adviser has contractually agreed to reduce the amount of advisory fees it receives from each Fund and/or reimburse each Fund to the extent necessary to limit the Total Fund Operating Expenses of each Fund, except the Boston Trust SMID Cap Fund, to 1.00% of its average daily net assets. The Adviser has contractually agreed to reduce the amount of advisory fees it receives from the Boston Trust SMID Cap Fund and/or reimburse the Boston Trust SMID Cap Fund, to the extent necessary to limit Total Fund Operating Expenses of the Boston Trust SMID Cap Fund to 0.75% of its average daily net assets. The Funds’ agreement is effective through May 1, 2022 and is exclusive of brokerage costs, interest, taxes, dividends, litigation, indemnification, expenses associated with the investments in underlying investment companies and extraordinary expenses (as determined under generally accepted accounting principles). Each Fund has agreed to repay the Adviser for amounts waived or reimbursed by the Adviser provided that such repayment does not cause a Fund’s Total Fund Operating Expenses to exceed 1.00%, or in the case of the Boston Trust SMID Cap Fund 0.75%, of its average daily net assets and the repayment is made within three years following the date on which the expenses occurred.

Information regarding the factors considered by the Board of Trustees in connection with its most recent renewal of the Investment Advisory Agreement with respect to each Fund is provided in the Funds’ Annual Report to Shareholders for the fiscal period ended December 31, 2020.

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Fund Management (continued)

Portfolio Managers

The following individuals serve as portfolio managers for the Funds and are primarily responsible for the day-to-day management of each Fund’s portfolio:

Boston Trust Walden Balanced Fund and Boston Trust Walden Equity Fund: Tchintcia S. Barros, CFA	Ms. Barros is a Portfolio Manager at the Adviser. She joined the Adviser’s parent company, Walden Company, in 2021. Ms. Barros served previously as a Senior Portfolio Manager on the Large Cap Growth team at Columbia Threadneedle Investments for fifteen years. Prior to joining Columbia Threadneedle, she worked for Putnam Investments as an Investment Associate in the International Core Equities group. She earned a BA from Dartmouth College and an MBA from Harvard Business School. She holds the Chartered Financial Analyst (CFA) designation and is a member of the CFA Society Boston and the CFA Institute.
Boston Trust Walden Balanced Fund: Sean A. Cameron, CFA

Mr. Cameron is a Portfolio Manager at the Adviser. He joined the Adviser’s parent company, Boston Trust Walden Company, in 2020. Prior to 2020, Mr. Cameron worked as an investment officer and fixed income research analyst at MFS Investment Management, a fixed income portfolio manager at PIMCO and a financial analyst at Goldman Sachs. He earned a B.A. from Princeton University and an MBA from Harvard Business School. He holds the Chartered Financial Analyst® designation and is a member of the CFA Society Boston and the CFA Institute.

Boston Trust Midcap Fund, Boston Trust Walden Balanced Fund, Boston Trust Walden Equity Fund and Boston Trust Walden Midcap Fund: Stephen J. Amyouny, CFA	Mr. Amyouny is a Portfolio Manager at the Adviser. He joined the Adviser’s parent company, Boston Trust Walden Company, in 1996. He earned a B.A. from Tufts University and an M.B.A. from Boston University. He holds the Chartered Financial Analyst® designation and is a member of the CFA Society Boston and the CFA Institute.
Boston Trust SMID Cap Fund, Boston Trust Walden SMID Cap Fund and Boston Trust Walden Small Cap Fund: Kenneth Scott, CFA	Mr. Scott is a Portfolio Manager at the Adviser. He joined the Adviser’s parent company, Boston Trust Walden Company in 1999. Mr. Scott earned a B.A. degree (cum laude) and a M.S. degree from Boston College. He holds the Chartered Financial Analyst® designation, and is a member of the CFA Society Boston and the CFA Institute.
Boston Trust Walden Small Cap Fund, Boston Trust SMID Fund and Boston Trust Walden SMID Cap Fund: Leanne Moore	Ms. Moore is a Portfolio Manager at the Adviser. She joined the Adviser’s parent company, Boston Trust Walden Company, in 2019. Prior to that time, she served as a Consultant and Investment Analyst at Meketa Investment Group and as a Senior Equity Analyst at Cadence Capital Management. She earned a B.S. from Northeastern University and an M.S. from Bentley University.
Boston Trust SMID Cap Fund, Boston Trust Midcap Fund, Boston Trust Walden SMID Cap Fund, Boston Trust Walden Small Cap Fund and Boston Trust Walden Midcap Fund: Richard Q.Williams, CFA	Mr. Williams is a Portfolio Manager at the Adviser. He joined the Adviser’s parent company, Boston Trust Walden Company, in 2013. He earned a B.A. from Williams College, an M.Sc. from the London School of Economics, and an M.B.A. from the Tuck School of Business at Dartmouth. He holds the Chartered Financial Analyst® designation, and is a member of the CFA Society Boston and the CFA Institute.
Boston Trust Walden International Equity Fund: Nathaniel J. Riley, CFA	Mr. Riley is a Portfolio Manager at the Adviser. He joined the Adviser’s parent company, Boston Trust Walden Company, in 2010. He earned a B.A. from Dartmouth College and an M.B.A. from the University of Chicago Booth School of Business. He holds the Chartered Financial Analyst® designation, and is a member of the CFA Society Boston and the CFA Institute.
Boston Trust Walden International Equity Fund: David A. Sandell, CFA	Mr. Sandell is a Portfolio Manager at the Adviser. He joined the Adviser’s parent company, Boston Trust Walden Company, in 2013. He earned a B.A. from Washington University in St. Louis. He holds the Chartered Financial Analyst® designation, and is a member of the CFA Society Boston and the CFA Institute.
Boston Trust Asset Management Fund and Boston Trust Equity Fund: Amy Crandall Kaser, CFP®	Ms. Crandall Kaser is a Portfolio Manager at the Adviser. She joined the Adviser’s parent company, Boston Trust Walden Company, in 2012. She earned a B.A. from the College of William & Mary and an M.B.A. from The Wharton School of the University of Pennsylvania. She holds the Certified Financial Planner (CFP) certification.
Boston Trust Asset Management Fund and Boston Trust Equity Fund: Jason T. O’Connell, CFA, CAIA, CFP®	Mr. O’Connell is a Portfolio Manager at the Adviser. He joined the Adviser’s parent company, Boston Trust Walden Company, in 2014. He earned a BS from Boston College. He holds the Certified Financial Planner (CFP) certification and holds the Chartered Alternative Investment Analyst (CAIA) and Chartered Financial Analyst (CFA) designations and is a member of the CFA Society Boston and the CFA Institute.
Boston Trust Midcap Fund, Boston Trust Walden Equity Fund and Boston Trust Walden Midcap Fund: Mark B. Zagata, CFA	Mr. Zagata is a Portfolio Manager at the Adviser. He joined the Adviser’s parent company, Boston Trust Walden Company, in 2008. He earned a B.A. from Union College and an MBA from Boston College. He holds the Chartered Financial Analyst® designation and Fundamentals of Sustainability Accounting (FSA) credential, and is a member of the CFA Society Boston and the CFA Institute.

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Fund Management (concluded)

The SAI has more detailed information about the Adviser as well as additional information about the portfolio managers’ compensation arrangements, other accounts managed, and ownership of securities of the Funds.

The Distributor and Administrator

Foreside Financial Services, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101 is the Funds’ distributor and Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219 is the Funds’ administrator.

Cybersecurity Risk

The computer systems, networks and devices used by the Funds and their service providers to carry out routine business operations employ a variety of protections designed to prevent damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons and security breaches. Despite the various protections utilized by the Funds and their service providers, systems, networks, or devices potentially can be breached. The Funds and their shareholders could be negatively impacted as a result of a cybersecurity breach.

Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact the Funds’ business operations, potentially resulting in financial losses; interference with the Funds’ ability to calculate their NAV; impediments to trading; the inability of the Funds, the Adviser, and other service providers to transact business; violations of applicable privacy and other laws; regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs; as well as the inadvertent release of confidential information.

Similar adverse consequences could result from cybersecurity breaches affecting issuers of securities in which the Funds invest; counterparties with which the Funds engage in transactions; governmental and other regulatory authorities; exchange and other financial market operators, banks, brokers, dealers, insurance companies, and other financial institutions (including financial intermediaries and service providers for the Funds’ shareholders); and other parties. In addition, substantial costs may be incurred by these entities in order to prevent any cybersecurity breaches in the future.

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Financial Highlights

The financial highlights table is intended to help you understand each Fund’s financial performance. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in each Fund (assuming reinvestment of all dividends and distributions). The information, has been audited by [                    ], Ltd., an independent registered public accounting firm, whose report, along with each Fund’s financial statements, are included in the annual report of the Funds, which is available upon request.

Boston Trust Asset Management Fund

Selected data for a share outstanding throughout the periods indicated.

	For the year ended December	For the year ended December		For the year ended December	For the year ended December	For the nine months ended December		For the year ended March 31,
	31, 2020	31, 2019		31, 2018	31, 2017	31, 2016		2016
Net Asset Value, Beginning of Period	$55.17	$44.27		$46.88	$41.33	$40.92		$41.80
Investment Activities:
Operations:
Net investment income	0.53	0.48		0.52	0.49	0.35		0.55
Net realized/unrealized gains (losses) from investments	3.74	10.93		(1.20)	6.22	2.18		0.92
Total from investment activities	4.27	11.41		(0.68)	6.71	2.53		1.47
Dividends:
Net investment income	(0.53)	(0.48)		(0.52)	(0.49)	(0.46)		(0.57)
Net realized gains from investments	(2.62)	(0.03)		(1.41)	(0.67)	(1.66)		(1.78)
Total dividends	(3.15)	(0.51)		(1.93)	(1.16)	(2.12)		(2.35)
Net Asset Value, End of Period	$56.29	$55.17		$44.27	$46.88	$41.33		$40.92
Total Return	7.83%	25.81%		(1.61)%	16.23%	6.19	%(a)	3.65%
Ratios/Supplemental Data:
Net assets at end of period (000’s)	$597,013	$623,151		$461,126	$496,710	$403,969		$354,405
Ratio of net expenses to average net assets	0.88%	0.90%		0.93%	0.92%	0.95	%(b)	0.94%
Ratio of net investment income to average net assets	0.96%	1.02%		1.05%	1.13%	1.15	%(b)	1.32%
Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment adviser) to average net assets	0.88%	0.90%		0.93%	0.92%	0.95	%(b)	0.94%
Portfolio turnover rate	12.18%	5.76	%(c)	2.53%	6.96%	8.42	%(a)	11.64%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Excludes impact of in-kind transactions.

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Financial Highlights

Boston Trust Equity Fund

Selected data for a share outstanding throughout the periods indicated.

	For the year ended December	For the year ended December	For the year ended December	For the year ended December	For the nine months ended December		For the year ended March 31,
	31, 2020	31, 2019	31, 2018	31, 2017	31, 2016		2016
Net Asset Value, Beginning of Period	$29.55	$22.64	$23.63	$20.09	$19.70		$20.66

Investment Activities:
Operations:
Net investment income	0.27	0.24	0.22	0.23	0.16		0.23
Net realized/unrealized gains (losses) from investments	4.00	6.94	(0.80)	3.92	1.58		0.27
Total from investment activities	4.27	7.18	(0.58)	4.15	1.74		0.50
Dividends:
Net investment income	(0.27)	(0.24)	(0.23)	(0.23)	(0.20)		(0.24)
Net realized gains from investments	(0.66)	(0.03)	(0.18)	(0.38)	(1.15)		(1.22)
Total dividends	(0.93)	(0.27)	(0.41)	(0.61)	(1.35)		(1.46)

Net Asset Value, End of Period	$32.89	$29.55	$22.64	$23.63	$20.09		$19.70

Total Return	14.53%	31.74%	(2.55)%	20.67%	8.82	%(a)	2.59%

Ratios/Supplemental Data:
Net assets at end of period (000’s)	$168,487	$159,651	$125,844	$134,006	$118,824		$10,831
Ratio of net expenses to average net assets	0.90%	0.91%	0.92%	0.93%	0.96	%(b)	0.95%
Ratio of net investment income to average net assets	0.93%	0.88%	0.91%	1.02%	1.01	%(b)	1.14%
Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment adviser) to average net assets (c)	0.90%	0.91%	0.92%	0.93%	0.96	%(b)	0.96%
Portfolio turnover rate	9.30%	2.61%	1.67%	9.00%	6.65	%(a)	18.04%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the periods ended March 31, 2016 and December 31, 2016, certain fees were reduced. If such fee reduction had not occurred, the ratio would have been as indicated.

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Financial Highlights

Boston Trust Midcap Fund

Selected data for a share outstanding throughout the periods indicated.

	For the year ended December	For the year ended December	For the year ended December	For the year ended December	For the nine months ended December		For the year ended March 31,
	31, 2020	31, 2019	31, 2018	31, 2017	31, 2016		2016
Net Asset Value, Beginning of Period	$19.55	$15.78	$17.26	$15.34	$15.29		$16.12

Investment Activities:
Operations:
Net investment income	0.12	0.10	0.08	0.08	0.12		0.09
Net realized/unrealized gains (losses) from investments	1.60	4.39	(0.62)	2.98	1.01		0.05
Total from investment activities	1.72	4.49	(0.54)	3.06	1.13		0.14
Dividends:
Net investment income	(0.12)	(0.09)	(0.08)	(0.08)	(0.13)		(0.09)
Net realized gains from investments	(0.13)	(0.63)	(0.86)	(1.06)	(0.95)		(0.88)
Total dividends	(0.25)	(0.72)	(0.94)	(1.14)	(1.08)		(0.97)

Net Asset Value, End of Period	$21.02	$19.55	$15.78	$17.26	$15.34		$15.29

Total Return	8.81%	28.59%	(3.36)%	20.01%	7.29	%(a)	1.07%

Ratios/Supplemental Data:
Net assets at end of period (000’s)	$139,723	$145,305	$74,863	$61,548	$50,495		$47,941
Ratio of net expenses to average net assets	1.00%	1.00%	0.98%	1.00%	1.00	%(b)	1.00%
Ratio of net investment income to average net assets	0.59%	0.67%	0.54%	0.46%	0.99	%(b)	0.58%
Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment adviser) to average net assets (c)	1.05%	1.04%	0.98%	0.98%	1.02	%(b)	1.03%
Portfolio turnover rate	38.33%	18.46%	19.34%	23.22%	14.53	%(a)	21.02%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the periods, certain fees were reduced or recouped by the investment adviser. If such fee reductions/recoupments had not occurred, the ratio would have been as indicated.

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Financial Highlights

Boston Trust SMID Cap Fund

Selected data for a share outstanding throughout the periods indicated.

	For the year ended December		For the year ended December	For the year ended December	For the year ended December	For the nine months ended December		For the year ended March 31,
	31, 2020		31, 2019	31, 2018	31, 2017	31, 2016		2016
Net Asset Value, Beginning of Period	$17.90		$14.63	$15.79	$13.48	$12.49		$13.72

Investment Activities:

Operations:
Net investment income	0.12		0.14	0.11	0.07	0.13		0.06
Net realized/unrealized gains (losses) from investments	1.36		3.76	(0.98)	2.41	1.72		(0.41)
Total from investment activities	1.48		3.90	(0.87)	2.48	1.85		(0.35)

Dividends:
Net investment income	(0.13)		(0.12)	(0.12)	(0.08)	(0.15)		(0.04)
Net realized gains from investments	(0.02)		(0.51)	(0.17)	(0.09)	(0.71)		(0.84)
Return of capital	—		—	—	—	—		—
Total dividends	(0.15)		(0.63)	(0.29)	(0.17)	(0.86)		(0.88)

Net Asset Value, End of Period	$19.23		$17.90	$14.63	$15.79	$13.48		$12.49

Total Return	8.26%		26.74%	(5.62)%	18.39%	14.67	%(a)	(2.34)%

Ratios/Supplemental Data:

Net assets at end of period (000’s)	$226,075		$126,376	$74,299	$56,443	$6,510		$5,589
Ratio of net expenses to average net assets	0.75%		0.75%	0.75%	0.75%	0.75	%(b)	0.79	%(c)
Ratio of net investment income to average net assets	0.89%		0.85%	0.77%	0.85%	1.31	%(b)	0.49%
Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment adviser) to average net assets (d)	0.91%		0.95%	0.98%	1.04%	1.61	%(b)	1.73%
Portfolio turnover rate	51.26	%(e)	24.08%	14.98%	37.44%	22.69	%(a)	50.15%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	The net expense ratio shown for the period presented represents the blended ratio of the current expense limit in effect as of June 1, 2015 and the higher expense limit in effect prior to that date.
(d)	During the periods, certain fees were reduced. If such fee reduction had not occurred, the ratio would have been as indicated.
(e)	Excludes impact of in-kind transactions.

Amounts designated as “—” are $0.00 or have been rounded to $0.00.

45	www.bostontrustwalden.com

May 1, 2021

Financial Highlights

Boston Trust Walden Balanced Fund

Selected data for a share outstanding throughout the periods indicated.

	For the year ended December	For the year ended December	For the year ended December	For the year ended December	For the nine months ended December		For the year ended March 31,
	31, 2020	31, 2019	31, 2018	31, 2017	31, 2016		2016
Net Asset Value, Beginning of Period	$20.76	$17.06	$17.76	$15.74	$15.32		$15.96
Investment Activities:
Operations:
Net investment income	0.17	0.19	0.19	0.18	0.13		0.20
Net realized/unrealized gains (losses) from investments	1.54	3.85	(0.52)	2.16	0.77		0.27
Total from investment activities	1.71	4.04	(0.33)	2.34	0.90		0.47
Dividends:
Net investment income	(0.17)	(0.20)	(0.18)	(0.18)	(0.17)		(0.21)
Net realized gains from investments	(0.48)	(0.14)	(0.19)	(0.14)	(0.31)		(0.90)
Total dividends	(0.65)	(0.34)	(0.37)	(0.32)	(0.48)		(1.11)
Net Asset Value, End of Period	$21.82	$20.76	$17.06	$17.76	$15.74		$15.32
Total Return	8.26%	23.70%	(1.90)%	14.88%	5.87	%(a)	3.10%
Ratios/Supplemental Data:
Net assets at end of period (000’s)	$177,383	$157,892	$124,495	$121,356	$101,126		$86,891
Ratio of net expenses to average net assets	1.00%	1.00%	1.00%	1.00%	1.00	%(b)	1.00%
Ratio of net investment income to average net assets	0.84%	1.01%	1.02%	1.08%	1.13	%(b)	1.29%
Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment adviser) to average net assets (c)	1.02%	1.02%	1.04%	1.03%	1.05	%(b)	1.06%
Portfolio turnover rate	18.73%	12.99%	8.47%	8.40%	10.18	%(a)	15.56%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the periods, certain fees were reduced. If such fee reduction had not occurred, the ratio would have been as indicated.

46	www.bostontrustwalden.com

May 1, 2021

Financial Highlights

Boston Trust Walden Equity Fund

Selected data for a share outstanding throughout the periods indicated.

	For the year ended December	For the year ended December	For the year ended December	For the year ended December	For the nine months ended December		For the year ended March 31,
	31, 2020	31, 2019	31, 2018	31, 2017	31, 2016		2016
Net Asset Value, Beginning of Period	$26.47	$20.63	$21.61	$18.82	$17.88		$18.55
Investment Activities:
Operations:
Net investment income	0.21	0.20	0.19	0.20	0.14		0.23
Net realized/unrealized gains (losses) from investments	3.28	6.44	(0.72)	3.70	1.44		0.29
Total from investment activities	3.49	6.64	(0.53)	3.90	1.58		0.52
Dividends:
Net investment income	(0.21)	(0.20)	(0.18)	(0.20)	(0.18)		(0.24)
Net realized gains from investments	(0.93)	(0.60)	(0.27)	(0.91)	(0.46)		(0.95)
Total dividends	(1.14)	(0.80)	(0.45)	(1.11)	(0.64)		(1.19)
Net Asset Value, End of Period	$28.82	$26.47	$20.63	$21.61	$18.82		$17.88
Total Return	13.28%	32.30%	(2.54)%	20.77%	8.80	%(a)	2.92%
Ratios/Supplemental Data:
Net assets at end of period (000’s)	$264,418	$248,529	$192,598	$197,439	$181,830		$164,566
Ratio of net expenses to average net assets	1.00%	1.00%	1.00%	1.00%	1.00	%(b)	1.00%
Ratio of net investment income to average net assets	0.82%	0.83%	0.82%	0.93%	1.00	%(b)	1.21%
Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment adviser) to average net assets (c)	1.06%	1.07%	1.08%	1.07%	1.09	%(b)	1.10%
Portfolio turnover rate	14.96%	10.57%	6.51%	9.88%	9.94	%(a)	17.78%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the periods, certain fees were reduced. If such fee reduction had not occurred, the ratio would have been as indicated.

47	www.bostontrustwalden.com

May 1, 2021

Financial Highlights

Boston Trust Walden Midcap Fund

Selected data for a share outstanding throughout the periods indicated.

	For the year ended December	For the year ended December	For the year ended December	For the year ended December	For the nine months ended December		For the year ended March 31,
	31, 2020	31, 2019	31, 2018	31, 2017	31, 2016		2016
Net Asset Value, Beginning of Period	$18.71	$15.57	$17.24	$14.90	$14.57		$15.18
Investment Activities:
Operations:
Net investment income	0.10	0.12	0.09	0.07	0.11		0.09
Net realized/unrealized gains (losses) from investments	1.53	4.27	(0.66)	2.85	0.97		0.07
Total from investment activities	1.63	4.39	(0.57)	2.92	1.08		0.16
Dividends:
Net investment income	(0.09)	(0.10)	(0.09)	(0.08)	(0.12)		(0.08)
Net realized gains from investments	(0.54)	(1.15)	(1.01)	(0.50)	(0.63)		(0.69)
Total dividends	(0.63)	(1.25)	(1.10)	(0.58)	(0.75)		(0.77)
Net Asset Value, End of Period	$19.71	$18.71	$15.57	$17.24	$14.90		$14.57
Total Return	8.76%	28.38%	(3.58)%	19.62%	7.36	%(a)	1.27%
Ratios/Supplemental Data:
Net assets at end of period (000’s)	$82,948	$62,538	$45,819	$46,562	$39,059		$35,543
Ratio of net expenses to average net assets	1.00%	1.00%	1.00%	1.00%	1.00	%(b)	1.00%
Ratio of net investment income to average net assets	0.61%	0.68%	0.54%	0.45%	0.97	%(b)	0.59%
Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment adviser) to average net assets (c)	1.02%	1.00%	1.00%	1.01%	1.04	%(b)	1.07%
Portfolio turnover rate	38.28%	23.17%	18.66%	24.85%	12.59	%(a)	20.10%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the periods, certain fees were reduced. If such fee reduction had not occurred, the ratio would have been as indicated.

48	www.bostontrustwalden.com

May 1, 2021

Financial Highlights

Boston Trust Walden SMID Cap Fund

Selected data for a share outstanding throughout the periods indicated.

	For the year ended December 31,	For the year ended December 31,	For the year ended December 31,	For the year ended December 31,	For the nine months ended December 31,		For the year ended March 31,
	2020	2019	2018	2017	2016		2016
Net Asset Value, Beginning of Period	$18.10	$15.12	$16.69	$14.60	$13.40		$14.70
Investment Activities:
Operations:
Net investment income	0.09	0.10	0.09	0.07	0.12		0.04
Net realized/unrealized gains (losses) from investments	1.55	3.83	(0.99)	2.40	1.87		(0.44)
Total from investment activities	1.64	3.93	(0.90)	2.47	1.99		(0.40)
Dividends:
Net investment income	(0.10)	(0.10)	(0.09)	(0.09)	(0.14)		(0.02)
Net realized gains from investments	(0.25)	(0.85)	(0.58)	(0.29)	(0.65)		(0.88)
Total dividends	(0.35)	(0.95)	(0.67)	(0.38)	(0.79)		(0.90)
Net Asset Value, End of Period	$19.40	$18.10	$15.12	$16.69	$14.60		$13.40
Total Return	9.13%	26.12%	(5.59)%	16.94%	14.73	%(a)	(2.47)%
Ratios/Supplemental Data:
Net assets at end of period (000’s)	$64,734	$61,582	$47,621	$45,632	$38,128		$32,452
Ratio of net expenses to average net assets	1.00%	1.00%	1.00%	1.00%	1.00	%(b)	1.00%
Ratio of net investment income to average net assets	0.61%	0.61%	0.52%	0.48%	1.12	%(b)	0.30%
Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment adviser) to average net assets (c)	1.05%	1.07%	1.08%	1.08%	1.12	%(b)	1.15%
Portfolio turnover rate	38.70%	29.75%	18.61%	31.92%	20.85	%(a)	43.24%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the periods, certain fees were reduced. If such fee reduction had not occurred, the ratio would have been as indicated.

49	www.bostontrustwalden.com

May 1, 2021

Financial Highlights

Boston Trust Walden Small Cap Fund

Selected data for a share outstanding throughout the periods indicated.

	For the year ended December		For the year ended December		For the year ended December	For the year ended December	For the nine months ended December		For the year ended March 31,
	31, 2020		31, 2019		31, 2018	31, 2017	31, 2016		2016
Net Asset Value, Beginning of Period	$14.62		$12.00		$14.73	$14.33	$12.74		$15.20
Investment Activities:
Operations:
Net investment income	0.08		0.09		0.07	0.07	0.12		0.06
Net realized/unrealized gains (losses) from investments	1.00		3.47		(0.86)	1.67	1.92		(0.25)
Total from investment activities	1.08		3.56		(0.79)	1.74	2.04		(0.19)
Dividends:
Net investment income	(0.08)		(0.06)		(0.07)	(0.08)	(0.14)		(0.06)
Net realized gains from investments	(0.31)		(0.88)		(1.87)	(1.26)	(0.31)		(2.21)
Total dividends	(0.39)		(0.94)		(1.94)	(1.34)	(0.45)		(2.27)
Net Asset Value, End of Period	$15.31		$14.62		$12.00	$14.73	$14.33		$12.74
Total Return	8.17%		29.88%		(6.00)%	12.26%	15.94	%(a)	(0.52)%
Ratios/Supplemental Data:
Net assets at end of period (000’s)	$602,978		$235,469		$242,176	$366,113	$327,593		$338,656
Ratio of net expenses to average net assets	1.00%		1.00%		1.00%	1.00%	1.00	%(b)	1.00%
Ratio of net investment income to average net assets	0.64%		0.58%		0.39%	0.46%	1.21	%(b)	0.44%
Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment adviser) to average net assets (c)	1.06%		1.07%		1.09%	1.02%	1.06	%(b)	1.08%
Portfolio turnover rate	39.89	%(d)	23.23	%(e)	24.60%	23.78%	51.92	%(a)	37.42%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the periods, certain fees were reduced or recouped by the investment adviser. If such fee reductions/recoupments had not occurred, the ratio would have been as indicated.
(d)	Excludes impact of merger transaction.
(e)	Excludes impact of in-kind transactions.

50	www.bostontrustwalden.com

May 1, 2021

Financial Highlights

Boston Trust Walden International Equity Fund

Selected data for a share outstanding throughout the periods indicated.

	For the year ended December	For the year ended December	For the year ended December	For the year ended December	For the nine months ended December		Period June 9, 2015 through March 31,
	31, 2020	31, 2019	31, 2018	31, 2017	31, 2016		2016(a)
Net Asset Value, Beginning of Period	$11.60	$9.78	$11.07	$9.34	$9.45		$10.00
Investment Activities:
Operations:
Net investment income	0.15	0.20	0.17	0.13	0.12		0.08
Net realized/unrealized gains (losses) from investments	0.69	1.81	(1.29)	1.73	(0.06)		(0.59)
Total from investment activities	0.84	2.01	(1.12)	1.86	0.06		(0.51)
Dividends:
Net investment income	(0.14)	(0.19)	(0.17)	(0.13)	(0.17)		(0.04)
Net realized gains from investments	—	—	—	—	—		—
Total dividends	(0.14)	(0.19)	(0.17)	(0.13)	(0.17)		(0.04)
Net Asset Value, End of Period	$12.29	$11.60	$9.78	$11.07	$9.34		$9.45
Total Return	7.16%	20.62%	(10.18)%	19.92%	0.62	%(b)	(5.09	)%(b)
Ratios/Supplemental Data:
Net assets at end of period (000’s)	$73,720	$56,960	$39,056	$41,234	$14,713		$12,786
Ratio of net expenses to average net assets	1.00%	1.04%	1.15%	1.15%	1.15	%(c)	1.15	%(c)
Ratio of net investment income to average net assets	1.41%	1.93%	1.57%	1.57%	1.87	%(c)	1.22	%(c)
Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment adviser) to average net assets (d)	1.00%	1.02%	1.17%	1.31%	1.86	%(c)	2.21	%(c)
Portfolio turnover rate	8.38%	10.70%	3.44%	10.16%	4.90	%(b)	5.11	%(b)

(a)	Commencement of operations on June 9, 2015.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	During the periods, certain fees were reduced. If such fee reduction had not occurred, the ratio would have been as indicated.

51	www.bostontrustwalden.com

For more information about the Funds, the following documents are available without charge upon request:

Annual/Semi-Annual Reports:

Each Fund’s annual and semi-annual reports to shareholders contain additional investment information. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.

Statement of Additional Information (SAI):

The SAI provides more detailed information about the Funds, including their operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

The Funds currently maintain a separate Internet website containing copies of their reports or the SAI at www.bostontrustwalden.com. You also can get free copies of reports and the SAI, or request other information and discuss your questions about the Funds by contacting the Funds at:

Boston Trust Walden Funds

c/o Boston Trust Walden Company
One Beacon Street
Boston, Massachusetts 02108
Telephone: 1-800-282-8782 x7050
mutualfunds@bostontrustwalden.com

Information from the Securities and Exchange Commission:

You can obtain copies of Fund documents from the SEC as follows:

By mail:

Securities and Exchange Commission
Public Reference Section
Washington, D.C. 20549-1520

(The SEC charges a fee to copy any documents.)

On the EDGAR database via the Internet:

www.sec.gov

By electronic request:

publicinfo@sec.gov

Investment Company Act File No. 811-06526.	BTWPU 06/21

BOSTON TRUST WALDEN FUNDS

BOSTON TRUST ASSET MANAGEMENT FUND (BTBFX)

BOSTON TRUST EQUITY FUND (BTEFX)

BOSTON TRUST MIDCAP FUND (BTMFX)

BOSTON TRUST SMID CAP FUND (BTSMX)

BOSTON TRUST WALDEN BALANCED FUND (WSBFX)

BOSTON TRUST WALDEN EQUITY FUND (WSEFX)

BOSTON TRUST WALDEN MIDCAP FUND (WAMFX)

BOSTON TRUST WALDEN SMID CAP FUND (WASMX)

BOSTON TRUST WALDEN SMALL CAP FUND (BOSOX)

BOSTON TRUST WALDEN INTERNATIONAL EQUITY FUND (WIEFX)

STATEMENT OF ADDITIONAL INFORMATION

[ ], 2021

This Statement of Additional Information is not a prospectus but should be read in conjunction with the prospectus for Boston Trust Asset Management Fund, Boston Trust Equity Fund, Boston Trust Midcap Fund, Boston Trust SMID Cap Fund, Boston Trust Walden Balanced Fund, Boston Trust Walden Equity Fund, Boston Trust Walden Midcap Fund, Boston Trust Walden SMID Cap Fund, Boston Trust Walden Small Cap Fund and Boston Trust Walden International Equity Fund (collectively, the "Funds"), dated the same date as the date hereof (each a "Prospectus"). The Funds are separate investment portfolios of Boston Trust Walden Funds, an open-end investment management company. This Statement of Additional Information is incorporated in its entirety into the Prospectus. Copies of the Prospectus may be obtained by writing Boston Trust Walden Funds c/o Boston Trust Walden Inc. at One Beacon Street, Boston, Massachusetts 02108, by telephoning toll free (800) 282-8782, ext. 7050 and on the Funds’ website at www.bostontrustwalden.com.

STATEMENT OF ADDITIONAL INFORMATION

BOSTON TRUST WALDEN FUNDS

Boston Trust Walden Funds (formerly, Boston Trust & Walden Funds) (the "Trust") is an open-end investment management company which currently offers its shares in separate series. The Trust was organized as a Massachusetts business trust on January 8, 1992. Prior to August 1, 2011, the Trust was known as The Coventry Group. Overall responsibility for the management of the Funds is vested in the Board of Trustees (the “Board”). Shareholders are entitled to one vote for each full share held and a proportionate fractional vote for any fractional shares held, and will vote in the aggregate and not by series except as otherwise expressly required by law. An annual or special meeting of shareholders to conduct necessary business is not required by the Trust’s Declaration of Trust, the Investment Company Act of 1940 (the “1940 Act”) or other authority, except under certain circumstances. Absent such circumstance, the Trust does not intend to hold annual or special meetings. This Statement of Additional Information deals with ten series: Boston Trust Asset Management Fund, Boston Trust Equity Fund, Boston Trust Midcap Fund, Boston Trust SMID Cap Fund, Boston Trust Walden Balanced Fund (formerly, Walden Balanced Fund), Boston Trust Walden Equity Fund (formerly, Walden Equity Fund), Boston Trust Walden Midcap Fund (formerly, Walden Midcap Fund), Boston Trust Walden SMID Cap Fund (formerly, Walden SMID Cap Fund), Boston Trust Walden Small Cap Fund, and Boston Trust Walden International Equity Fund (formerly, Walden International Equity Fund) (the "Funds"). Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectus. Capitalized terms not defined herein are defined in the Prospectus. No investment in shares of a Fund should be made without first reading the Prospectus.

INVESTMENT OBJECTIVES AND POLICIES

ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS

The following policies supplement the investment objectives and policies of each Fund as set forth in the Prospectus.

MONEY MARKET INSTRUMENTS. Money market instruments selected for investment by the Funds include high grade, short-term obligations, including those issued or guaranteed by the U.S. Government, its agencies and instrumentalities, U.S. dollar-denominated certificates of deposit, time deposits and bankers’ acceptances of U.S. banks (generally banks with assets in excess of $1 billion), repurchase agreements with recognized dealers and banks and commercial paper (including participation interests in loans extended by banks to issuers of commercial paper) that at the date of investment are rated A-1 or A-1+ by S&P or P-1 by Moody’s, or, if unrated, of comparable quality as determined by Boston Trust Walden Inc. (formerly, Boston Trust Investment Management, Inc.) (the “Adviser”).

REPURCHASE AGREEMENTS. The Funds may enter into repurchase agreements. Under such agreements, the seller of a security agrees to repurchase it at a mutually agreed upon time and price. The repurchase price may be higher than the purchase price, the difference being income to the Funds, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Funds together with the repurchase price on repurchase. In either case, the income to the Funds is unrelated to the interest rate on the security itself. Such repurchase agreements will be made only with banks with assets of $500 million or more that are insured by the Federal Deposit Insurance Corporation or with Government securities dealers recognized by the Federal Reserve Board and registered as broker-dealers with the Securities and Exchange Commission ("SEC") or exempt from such registration. The Funds will enter generally into repurchase agreements of short durations, from overnight to one week, although the underlying securities generally have longer maturities. The Funds may not enter into a repurchase agreement with more than seven days to maturity if, as a result, more than 5% of the value of the Funds’ net assets would be invested in illiquid securities including such repurchase agreements.

For purposes of the 1940 Act, a repurchase agreement is deemed to be a loan from the Funds to the seller of the U.S. Government security subject to the repurchase agreement. In the event of the insolvency or default of the seller, the Funds could encounter delays and incur costs before being able to sell the security. Delays may involve loss of interest or a decline in price of the U.S. Government security. As with any unsecured debt instrument purchased for the Funds, the Adviser seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the U.S. Government security.

There is also the risk that the seller may fail to repurchase the security. However, the Funds will always receive as collateral for any repurchase agreement to which it is a party securities acceptable to it, the market value of which is equal to at least 100% of the amount invested by the Funds plus accrued interest, and the Funds will make payment against such securities only upon physical delivery or evidence of book entry transfer to the account of its custodian. If the market value of the U.S. Government security subject to the repurchase agreement becomes less than the repurchase price (including interest), the Funds will direct the seller of the U.S. Government security to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that the Funds will be unsuccessful in seeking to impose on the seller a contractual obligation to deliver additional securities.

WHEN-ISSUED SECURITIES. The Funds are authorized to purchase securities on a "when-issued" basis. The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued securities take place at a later date. Normally, the settlement date occurs within one month of the purchase; during the period between purchase and settlement, no payment is made by the Funds to the issuer and no interest accrues to the Funds. To the extent that assets of the Funds are held in cash pending the settlement of a purchase of securities, the Funds would earn no income; however, it is the Funds’ intention to be fully invested to the extent practicable and subject to the policies stated above. While when-issued securities may be sold prior to the settlement date, any purchase of such securities would be made with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value of the security in determining its net asset value. The market value of the when-issued securities may be more or less than the purchase price. The Funds do not believe that its net asset value or income will be affected adversely by its purchase of securities on a when-issued basis. The Funds will designate liquid securities equal in value to commitments for when-issued securities. Such segregated assets either will mature or, if necessary, be sold on or before the settlement date.

FOREIGN SECURITIES. Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments. The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar (See CURRENCY RISK). Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer’s financial condition and operations. Foreign branches of U.S. banks and foreign banks are not regulated by U.S. banking authorities and may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks. In addition, foreign banks generally are not bound by accounting, auditing, and financial reporting standards comparable to those applicable to U.S. banks. Dividends and interest paid by foreign issuers may be subject to withholding and other foreign taxes which may decrease the net return on foreign investments as compared to dividends and interest paid to a Fund by domestic companies. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial costs, generally are higher than for U.S. investments.

Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers, brokers, and securities markets may be subject to less government supervision. The settlement periods for foreign securities and instruments are often longer than those for securities or obligations of U.S. issuers or instruments denominated in U.S. dollars. Delayed settlement may affect the liquidity of a Fund’s holdings. Certain types of securities and other instruments are not traded “delivery versus payment” in certain markets (e.g., government bonds in Russia) meaning that a Fund may deliver securities or instruments before payment is received from the counterparty. In such markets, the Fund may not receive timely payment for securities or other instruments it has delivered and may be subject to increased risk that the counterparty will fail to make payments when due or default completely. It also may be difficult to enforce legal rights in foreign countries.

Investing abroad also involves different political and economic risks. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. There may be a greater possibility of default by foreign governments or foreign government-sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments. There can be no assurance that the Adviser will be able to anticipate these potential events and/or counter their impacts on a Fund’s share price.

Securities of foreign issuers may be held by the Funds in the form of American Depositary Receipts and European Depositary Receipts ("ADRs" and "EDRs"). These are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. Designed for use in U.S. and European securities markets, respectively, ADRs and EDRs are alternatives to the purchase of the underlying securities in their national market and currencies. For more information, see “Depositary Receipts”. Certain Funds may invest in securities of multilateral agencies, which are international institutions with governmental membership which invest all or a significant part of their activities in favor of development and aid recipient countries.

The departure of a country from the European Union or other economic or trading bloc could have significant political and financial consequences for global markets. These consequences include greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence and an increased likelihood of a recession in such markets. Uncertainty relating to the withdrawal procedures and timeline may have adverse effects on asset valuations and the renegotiation of current trade agreements, as well as an increase in financial regulation in such markets. This may adversely impact Fund performance.

The Boston Trust Asset Management Fund and the Boston Trust Walden Balanced Fund each may invest up to 25% of their assets in foreign securities and Boston Trust Walden International Equity Fund may invest a majority of its assets in non-U.S. securities. Each Fund may invest in foreign securities in a non-principal manner. Each Fund may invest without regard to the limitation in securities of foreign issuers which are listed and traded on a U.S. national securities exchange.

EMERGING MARKET SECURITIES. The risks described above, including the risks of nationalization or expropriation of assets, typically are increased in connection with investments in “emerging markets.” For example, political and economic structures in these countries may be in their infancy and developing rapidly, and such countries may lack the social, political and economic stability characteristic of more developed countries (including amplified risk of war and terrorism). Certain of these countries have in the past failed to recognize private property rights and have at times nationalized and expropriated the assets of private companies. Investments in emerging markets may be considered speculative. The currencies of certain emerging market countries have experienced devaluations relative to the U.S. dollar, and future devaluations may adversely affect the value of assets denominated in such currencies. In addition, currency hedging techniques may be unavailable in certain emerging market countries. Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation or deflation for many years, and future inflation may adversely affect the economies and securities markets of such countries. In addition, unanticipated political or social developments may affect the value of investments in emerging markets and the availability of additional investments in these markets. Any change in the leadership or politics of emerging market countries, or the countries that exercise a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and adversely affect existing investment opportunities. The small size, limited trading volume and relative inexperience of the securities markets in these countries may make investments in securities traded in emerging markets illiquid and more volatile than investments in securities traded in more developed countries. For example, limited market size may cause prices to be unduly influenced by traders who control large positions. In addition, a Fund may be required to establish special custodial or other arrangements before making investments in securities traded in emerging markets. Emerging market countries may have different regulatory, accounting, auditing, and financial reporting and record keeping standards and may have material limitations on PCAOB inspection, investigation, and enforcement. There may be little reliable financial or accounting information available with respect to issuers of emerging market securities material to an investment decision, and it may be difficult as a result to assess the value of prospects of an investment in such securities. The risk also exists that an emergency situation may arise in one or more emerging markets as a result of which trading of securities may cease or may be substantially curtailed and prices for a Fund’s securities in such markets may not be readily available. A Fund may suspend redemption of its shares for any period during which an emergency exists, as determined by the SEC. Accordingly, if a Fund believes that appropriate circumstances exist, it may apply to the SEC for a determination that an emergency is present. During the period commencing from a Fund’s identification of such condition until the date of the SEC action, a Fund’s securities in the affected markets will be valued at fair value determined in good faith by or under the direction of the Board.

CURRENCY RISK. Foreign securities may be denominated in foreign currencies, although foreign issuers may also issue securities denominated in U.S. dollars. The value of a Fund’s investments denominated in foreign currencies and any funds held in foreign currencies will be affected by changes in currency exchange rates, the relative strength of those currencies and the U.S. dollar, and exchange-control regulations. Changes in the foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by a Fund. The exchange rates between the U.S. dollar and other currencies are determined by the forces of supply and demand in foreign exchange markets. Accordingly, the ability of a Fund that invests in foreign securities as part of its principal investment strategy to achieve its investment objective may depend, to a certain extent, on exchange rate movements. In addition, while the volume of transactions effected on foreign stock exchanges has increased in recent years, in most cases it remains appreciably below that of domestic securities exchanges. Accordingly, a Fund’s foreign investments may be less liquid and their prices may be more volatile than comparable investments in securities of U.S. companies. In buying and selling securities on foreign exchanges, purchasers normally pay fixed commissions that are generally higher than the negotiated commissions charged in the U.S. In addition, there is generally less government supervision and regulation of securities exchanges, brokers and issuers located in foreign countries than in the U.S.

DEBT SECURITIES AND RATINGS. Ratings of debt securities represent the rating agencies’ (as described below) opinions regarding their quality, are not a guarantee of quality and may be reduced after a Fund has acquired the security.

If a security’s rating is reduced while it is held by the Funds, the Adviser will consider whether the Funds should continue to hold the security, but the Funds are not required to dispose of it. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer’s current financial conditions may be better or worse than the rating indicates.

HIGH YIELD SECURITIES. Certain Funds reserve the right to invest up to 20% of their assets in securities rated lower than BBB- by Standard & Poor’s Ratings Group ("S&P") or lower than Baa3 by Moody’s Investors Service, Inc. ("Moody’s"), but rated at least B- by S&P or B3 by Moody’s (or, in either case, if unrated, deemed by the Adviser to be of comparable quality). Lower-rated securities generally offer a higher current yield than that available for higher grade issues. However, lower-rated securities involve higher risks, in that they are especially subject to adverse changes in general economic conditions and in the industries in which the issuers are engaged, to changes, or perceived changes, in the financial condition of the issuers and to price fluctuations in response to changes in interest rates. During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress which could affect adversely their ability to make payments of interest and principal and increase the possibility of default. In addition, the market for lower-rated debt securities has expanded rapidly in recent years, and its growth paralleled a long economic expansion. At times in recent years, the prices of many lower-rated debt securities declined substantially, reflecting an expectation that many issuers of such securities might experience financial difficulties. As a result, the yields on lower-rated debt securities rose dramatically, but such higher yields did not reflect the value of the income stream that holders of such securities expected, but rather, the risk that holders of such securities could lose a substantial portion of their value as a result of the issuers’ financial restructuring or default. There can be no assurance that such declines will not recur. The market for lower-rated debt issues generally is smaller and less active than that for higher quality securities, which may limit the Funds’ ability to sell such securities at fair value in response to changes in the economy or financial markets. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of lower-rated securities, especially in a smaller and less actively-traded market.

Lower-rated debt obligations also present risks based on payment expectations. If an issuer calls the obligation for redemption, the Funds may have to replace the security with a lower-yielding security, resulting in a decreased return to investors. Also, because the principal value of bonds moves inversely with movements in interest rates, in the event of rising interest rates, the value of the securities held by the Funds may decline proportionately more than funds consisting of higher-rated securities. If the Funds experience unexpected net redemptions, they may be forced to sell their higher-rated bonds, resulting in a decline in the overall credit quality of the securities held by the Funds and increasing the exposure of the Funds to the risks of lower-rated securities. Investments in zero-coupon bonds may be more speculative and subject to greater fluctuations in value due to changes in interest rates than bonds that pay interest currently.

MUNICIPAL OBLIGATIONS. Certain Funds may invest in municipal securities. Municipal securities are obligations, typically bonds and notes, issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies, authorities and instrumentalities, the interest on which, in the opinion of the issuer’s bond counsel at the time of issuance, is both exempt from federal income tax and not treated as a preference item for individuals for purposes of the federal alternative minimum tax. Generally, municipal securities are issued by governmental entities to obtain funds for various public purposes, such as the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses and the extension of loans to other public institutions and facilities. Municipal securities may include fixed, variable, or floating rate obligations. Municipal securities may be purchased on a when-issued or delayed-delivery basis (including refunding contracts). The prices and yields on municipal securities are subject to change from time to time and depend upon a variety of factors, including general money market conditions, the financial condition of the issuer (or other entities whose financial resources are supporting the municipal security), general conditions in the market for tax-exempt obligations, the size of a particular offering, the maturity of the obligation and the rating(s) of the issue. Not all municipal obligations of the Funds are tax-exempt. There are variations in the quality of municipal securities, both within a particular category of municipal securities and between categories. Current information about the financial condition of an issuer of tax-exempt bonds or notes usually is not as extensive as that which is made available by corporations whose securities are publicly traded. An issuer’s obligations under its municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its municipal obligations may be materially adversely affected by litigation or other conditions. Moreover, changes in the financial health of a municipality or other issuer, or an insurer of municipalities, may make it difficult to pay interest and principal when due and may affect the overall municipal securities market. Downgrades or defaults during economic downturns or similar periods of economic stress could affect the market values and marketability of many or all municipal obligations of issuers in a state, U.S. territory, or possession. For example, the novel coronavirus (COVID-19) has significantly stressed the financial resources of many municipal issuers, which may impair a municipal issuer’s ability to meet its financial obligations when due and could adversely impact the value of its bonds, which could negative impact the performance of a Fund. From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on tax-exempt bonds, and similar proposals may be introduced in the future. The U.S. Supreme Court has held that Congress has the constitutional authority to enact such legislation. It is not possible to determine what effect the adoption of such proposals could have on the availability of tax-exempt bonds for investment by a Fund and the value of its portfolio. Proposals also may be introduced before state legislatures that would affect the state tax treatment of municipal securities. If such proposals were enacted, the availability of municipal securities and their value would be affected. The ratings of nationally recognized statistical rating organizations (“NRSROs”) represent their opinions as to the quality of municipal securities. In this regard, it should be emphasized that the ratings of any NRSRO are general and are not absolute standards of quality, and municipal securities with the same maturity, interest rate and rating may have different yields, while municipal securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to purchase by a Fund, an issue of municipal securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Adviser will consider such an event in determining whether the Fund should continue to hold the obligation. Subsequent to its purchase by a Fund, an issue of rated municipal obligations may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require the sale of such municipal obligations by the Fund. To the extent that the ratings given by Moody’s or S&P for municipal obligations may change as a result of changes in such organizations or their rating systems, the Fund will attempt to use comparable ratings as standards for its investments in accordance with the investment policies contained in the Prospectus and this SAI.

GOVERNMENT SECURITIES. Obligations of certain agencies and instrumentalities of the U.S. government, such as the Government National Mortgage Association ("Ginnie Mae") and the Export-Import Bank, are supported by the full faith and credit of the U.S. Treasury; others, such as the Federal National Mortgage Association ("Fannie Mae"), are supported by the right of the issuer to borrow from the Treasury; others are supported by the discretionary authority of the U.S. government to purchase the agency’s obligations; and still others, such as the Federal Farm Credit Banks and the Federal Home Loan Mortgage Corporation ("Freddie Mac") are supported only by the credit of the instrumentality. No assurance can be given that the U.S. government would provide financial support to U.S. government-sponsored agencies or instrumentalities if it is not obligated to do so by law. On September 7, 2008, the U.S. Treasury Department and the Federal Housing Finance Authority (the "FHFA") announced that Fannie Mae and Freddie Mac had been placed into conservatorship, a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations. The U.S. Treasury Department and the FHFA at the same time established a secured lending facility and a Secured Stock Purchase Agreement with both Fannie Mae and Freddie Mac to ensure that each entity had the ability to fulfill its financial obligations. The FHFA announced that it does not anticipate any disruption in pattern of payments or ongoing business operations of Fannie Mae or Freddie Mac.

OPTIONS AND FUTURES CONTRACTS. To the extent consistent with its investment objectives and policies, each Fund may purchase and write call and put options on securities, securities indexes and on foreign currencies and enter into futures contracts and use options on futures contracts, to the extent of up to 5% of its assets. The Funds will engage in futures contracts and related options only for hedging purposes and will not engage in such transactions for speculation or leverage.

Transactions in options on securities and on indexes involve certain risks. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

There can be no assurance that a liquid market will exist when the Funds seek to close out an option position. If the Funds were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option would expire worthless. If the Funds were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise. As the writer of a covered call option, the Funds forgo, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.

If trading were suspended in an option purchased by the Funds, the Funds would not be able to close out the option. If restrictions on exercise were imposed, the Funds might be unable to exercise an option it had purchased. Except to the extent that a call option on an index written by the Funds is covered by an option on the same index purchased by the Funds, movements in the index may result in a loss to the Funds; such losses might be mitigated or exacerbated by changes in the value of the Funds’ securities during the period the option was outstanding.

Use of futures contracts and options thereon also involves certain risks. The variable degree of correlation between price movements of futures contracts and price movements in the related portfolio positions of the Funds creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Fund’s position. Also, futures and options markets may not be liquid in all circumstances and certain over the counter options may have no markets. As a result, in certain markets, the Funds might not be able to close out a transaction at all or without incurring losses. Although the use of options and futures transactions for hedging should minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in the value of such position. If losses were to result from the use of such transactions, they could reduce net asset value and possibly income. The Funds may use these techniques to hedge against changes in interest rates or securities prices or as part of its overall investment strategy. The Funds will segregate liquid assets (or, as permitted by applicable regulation, enter into certain offsetting positions) to cover its obligations under options and futures contracts to avoid leveraging of the Funds.

ILLIQUID INVESTMENTS. The Funds may not invest more than 15% of their net assets in illiquid investments (calculated at the time of investment). An illiquid investment is any investment that the Fund reasonably expect cannot be sold or disposed of in seven calendar days or less without significantly changing the market value of the investment. The liquidity of an investment will be determined based on relevant market, trading and investment specific considerations as set out in the Funds’ Liquidity Risk Management Program (“Liquidity Program”) as required by Rule 22e-4 under the 1940 Act (the “Liquidity Rule”). Illiquid investments may trade at a discount to comparable, more liquid investments and the Funds may not be able to dispose of illiquid investments in a timely fashion or at their expected prices. If illiquid investment exceed 15% of a Fund’s net assets, the Liquidity Rule and the Liquidity Program may require that certain remedial actions be taken.

CONVERTIBLE SECURITIES. Convertible securities include fixed income securities that may be exchanged or converted into a predetermined number of shares of the issuer’s underlying common stock at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities. Convertible securities are senior to common stocks in an issuer’s capital structure, but are usually subordinated to similar non-convertible securities. While providing a fixed-income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar nonconvertible security), a convertible security also gives an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the issuing company depending upon a market price advance in the convertible security’s underlying common stock.

DEPOSITARY RECEIPTS. Sponsored and unsponsored ADRs, which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in sponsored form, are designed for use in U.S. securities markets. A sponsoring company provides financial information to the bank and may subsidize administration of the ADR. Unsponsored ADRs may be created by a broker-dealer or depository bank without the participation of the foreign issuer. Holders of these ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depositary of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. Unsponsored ADRs may carry more risk than sponsored ADRs because of the absence of financial information provided by the underlying company. Many of the risks described below regarding foreign securities apply to investments in ADRs.

INTERFUND LENDING. Pursuant to an exemptive order issued by the SEC, each Fund, other than the Boston Trust Walden Small Cap Fund, may directly lend to and borrow money from each other for temporary purposes in accordance with the terms and conditions of the exemptive order. The Funds entered into a master interfund lending agreement (“Interfund Lending Agreement”) with each other that permits each Fund to lend money directly to and borrow directly from other Funds through a credit facility for temporary purposes (an “Interfund Loan”). The credit facility is intended both to reduce the Funds’ borrowing costs and enhance the ability of the lending Funds to earn higher rates of interest on their short-term lendings than would otherwise be available to them.

The intention of the credit facility is to provide a borrowing Fund with savings at times when the cash position of the borrowing Fund is insufficient to meet temporary cash requirements. A Fund may also use the credit facility when a sale of securities “fails” due to circumstances beyond the Fund’s control, such as a delay in the delivery of cash to the Fund’s custodian or improper delivery instructions by the broker effecting the transaction. “Sales fails” may present a cash shortfall if the Fund has undertaken to purchase a security using the proceeds from securities sold. Alternatively, the Fund would “fail” on its intended purchase due to lack of funds from the previous sale, resulting in additional cost to the Fund. Use of the credit facility under these circumstances potentially enables the Fund to have access to immediate short-term liquidity.

While bank borrowings generally could supply needed cash to cover unanticipated redemptions and sales fails, the borrowing Funds would incur commitment fees and/or other charges involved in obtaining bank loans. Under the credit facility, a borrowing Fund will pay lower interest rates than those that will be payable under short-term loans offered by banks. In addition, Funds making short-term cash loans directly to other Funds will earn interest at a rate higher than they otherwise could obtain from investing their cash in repurchase agreements or money market funds. Thus, the credit facility is expected to benefit both borrowing and lending Funds.

The interest rate to be charged to the Funds on any Interfund Loan (the “Interfund Loan Rate”) will be the average of: (i) the “Repo Rate,” as defined below; and (ii) the “Bank Loan Rate,” as defined below. The Repo Rate for any day is equal to the highest or best rate available (after giving effect to factors such as the credit quality of the counterparty) to a lending Fund from investment in overnight repurchase agreements with counterparties approved by the Fund or the Adviser. The Bank Loan Rate for any day is calculated by the Interfund Lending Committee, as defined below, each day an Interfund Loan is made according to a formula established by the Board of Trustees, as applicable, intended to approximate the lowest interest rate at which bank short-term loans would be available to the Funds.

Certain members of the Adviser’s fund administration personnel (the “Interfund Lending Committee”) administer the credit facility. No portfolio manager of any Fund may serve as a member of the Interfund Lending Committee. The credit facility is available to any Fund other than the Boston Trust Walden Small Cap Fund. On any day on which a Fund intends to borrow money, the Interfund Lending Committee makes an Interfund Loan from a lending Fund to a borrowing Fund only if the Interfund Loan Rate is: (i) more favorable to the lending Fund than the Repo Rate and, if applicable, the yield of any money market fund in which the lending Fund could otherwise invest, and (ii) more favorable to the borrowing Fund than the Bank Loan Rate.

A Fund may make an unsecured borrowing through the credit facility if its outstanding borrowings from all sources immediately after the interfund borrowing total 10% or less of its total assets, provided that if the Fund has a secured loan outstanding from any other source, including but not limited to another Fund, the Fund’s interfund borrowing will be secured on at least an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding loan that requires collateral. If a Fund’s total outstanding borrowings immediately after an interfund borrowing would be greater than 10% of its total assets, the Fund may borrow through the credit facility only on a secured basis. A Fund may not borrow through the credit facility or from any other source if its total outstanding borrowings immediately after such borrowing would be more than 33 1/3% of its total assets.

No Fund may lend to another Fund through the credit facility if the loan would cause the lending Fund’s aggregate outstanding loans through the credit facility to exceed 15% of the lending Fund’s current net assets at the time of the loan. A Fund’s Interfund Loans to any one Fund shall not exceed 5% of the lending Fund’s net assets. The duration of Interfund Loans will be limited to the time required to obtain cash sufficient to repay such Interfund Loan, through either the sale of portfolio securities or the net sales of the Fund’s shares, but in no event more than seven days. Loans effected within seven days of each other will be treated as separate loan transactions for purposes of this condition.

The limitations described above and the additional terms and conditions of the exemptive order are intended to minimize the risks associated with Interfund Loans for the borrowing fund and the lending fund. However, these limitations and conditions do not eliminate all risk that occurs when one fund borrows money from another fund.

INVESTMENT COMPANY SECURITIES. Each Fund may invest in the securities of other investment companies, including open-end and closed-end investment companies and exchange traded funds (“ETFs”), to the extent that such an investment would be consistent with the requirements of the 1940 Act and each Fund’s investment objectives. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, each Fund becomes a shareholder of that investment company. As a result, each Fund’s shareholders indirectly will bear each Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses each Fund’s shareholders directly bear in connection with each Fund’s own operations.

Index-based ETFs are designed to track the performance of a specified index. Therefore, securities may be purchased, retained and sold by ETFs at times when an actively managed trust would not do so. As a result, a Fund may have a greater risk of loss (and a correspondingly greater prospect of gain) from changes in the value of the securities that are heavily weighted in the index than would be the case if the ETF were not fully invested in such securities. Because of this, an ETF’s price can be volatile. In addition, the results of an ETF will not match the performance of the specified index due to reductions in the ETF’s performance attributable to transaction and other expenses, including fees paid by the ETF to service providers. Actively managed ETFs do not seek to track the return of a particular market index. Instead, an actively managed ETF’s investment adviser, like that of an actively managed mutual fund, creates a unique mix of investments to meet a particular investment objective and policy.

A Fund may invest in shares of closed-end funds that are trading at a discount to net asset value or at a premium to net asset value. There can be no assurance that the market discount on shares of any closed-end fund purchased by a Fund will ever decrease. In fact, it is possible that this market discount may increase and a Fund may suffer realized or unrealized capital losses due to further decline in the market price of the securities of such closed-end funds, thereby adversely affecting the net asset value of the Fund’s shares. Similarly, there can be no assurance that any shares of a closed-end fund purchased by a Fund at a premium will continue to trade at a premium or that the premium will not decrease subsequent to a purchase of such shares by the Fund. Also, there may be a limited secondary market for shares of closed-end funds.

Closed-end funds may issue senior securities (including preferred stock and debt obligations) for the purpose of leveraging the closed-end fund’s common shares in an attempt to enhance the current return to such closed-end fund’s common shareholders. A Fund’s investment in the common shares of closed-end funds that are financially leveraged may create an opportunity for greater total return on its investment, but at the same time may be expected to exhibit more volatility in market price and net asset value than an investment in shares of investment companies without a leveraged capital structure.

Shares of closed-end funds and ETFs (except, in the case of ETFs, for “aggregation units” of 50,000 shares) are not individually redeemable, but are traded on securities exchanges. The prices of such shares are based upon, but not necessarily identical to, the value of the securities held by the issuer. There is no assurance that the requirements of the securities exchange necessary to maintain the listing of shares of any closed-end fund or ETF will continue to be met.

Some of the countries in which the Funds may invest, may not permit, or may place economic restrictions on, direct investment by outside investors. Investments in such countries may be permitted only through foreign government-approved or -authorized investment vehicles, which may include other investment companies. These funds may also invest in other investment companies that invest in foreign securities. Investing through such vehicles may involve frequent or layered fees or expenses and may also be subject to limitation under the 1940 Act. Under the 1940 Act, the Funds may invest up to 10% of its assets in shares of investment companies and up to 5% of its assets in any one investment company as long as a Fund does not own more than 3% of the voting stock of any one investment company, unless the Fund relies on certain rules under the 1940 Act, to invest in companies in excess of these limits or has an order from the SEC permitting it to do so. As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of the other investment company’s expenses, including advisory fees. Those expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations.

Except as described below, the 1940 Act currently requires that, as determined immediately after a purchase is made, (i) not more than 5% of the value of a Fund’s total assets will be invested in the securities of any one investment company, (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by a Fund.

Under Rule 12d1-1 under the 1940 Act, however, a Fund may invest in affiliated and unaffiliated money market funds without limit subject to the acquiring Fund’s investment policies and restrictions and the conditions of the rule. Pursuant to Rule 12d1-2 under the 1940 Act, funds of funds that previously were permitted only to invest in affiliated funds, government securities and short-term paper are now permitted under certain circumstances to invest in: (1) unaffiliated investment companies (subject to certain limits), (2) other types of securities (such as stocks, bonds and other securities) not issued by an investment company that are consistent with the fund’s investment policies and (3) affiliated or unaffiliated money market funds as part of "cash sweep" arrangements. One consequence of these new rules is that any fund, whether or not previously designated as a fund of funds, may invest without limit in affiliated funds if the acquisition is consistent with the investment policies of the fund and the restrictions of the rules. A Fund investing in affiliated funds under these new rules could not invest in a Fund that did not have a policy prohibiting it from investing in shares of other funds in reliance on Section 12(d)(1)(F) and (G) of the 1940 Act.

PREFERRED STOCK. Preferred stocks are securities that have characteristics of both common stocks and corporate bonds. Preferred stocks may receive dividends but payment is not guaranteed as with a bond. These securities may be undervalued because of a lack of analyst coverage resulting in a high dividend yield or yield to maturity. The risks of preferred stocks are a lack of voting rights and the Adviser may incorrectly analyze the security, resulting in a loss to each Fund. Furthermore, preferred stock dividends are not guaranteed and management can elect to forego the preferred dividend, resulting in a loss to each Fund.

RIGHTS. Rights are usually granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued to the public. The right entitles its holder to buy common stock at a specified price. Rights have similar features to warrants, except that the life of a right is typically much shorter, usually a few weeks. The Adviser believes rights may become underpriced if they are sold without regard to value and if analysts do not include them in their research. The risk in investing in rights is that the Adviser might miscalculate their value resulting in a loss to each Fund. Another risk is the underlying common stock may not reach the Adviser’s anticipated price within the life of the right.

WARRANTS. Warrants are securities that are usually issued with a bond or preferred stock but may trade separately in the market. A warrant allows its holder to purchase a specified amount of common stock at a specified price for a specified time. The risk in investing in warrants is the Adviser might miscalculate their value, resulting in a loss to each Fund. Another risk is the warrants will not realize their value because the underlying common stock does reach the Adviser’s anticipated price within the life of the warrant.

INVESTMENT RESTRICTIONS

The following policies and investment restrictions have been adopted by the Funds and (unless otherwise noted) are fundamental and cannot be changed without the affirmative vote of a majority of each Fund’s outstanding voting securities as defined in the 1940 Act.

None of the Funds, excluding the Boston Trust Walden Small Cap Fund, may:

1.	Lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.

2.	Borrow money, except that a Fund may borrow money (a) from a bank or from another fund of the Trust, provided that immediately after such borrowing, the aggregate amount of all borrowings does not exceed 33 1/3% of the Fund's total assets (including the amount borrowed) less liabilities (other than borrowings), or (b) from a bank or other person for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets at the time the borrowing is made. This limitation does not preclude a Fund from entering into reverse repurchase agreements.

The Boston Trust Walden Small Cap Fund may not:

1.	Make loans to others, except (a) through the purchase of debt securities, (b) by investing in repurchase agreements and (c) by loaning portfolio securities.

2.	Borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets at the time the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase agreements.

None of the Funds may:

1.	Underwrite securities of other issuers, except to the extent that a Fund may be deemed an underwriter under the Securities Act of 1933 by virtue of disposing of portfolio securities or when selling its own shares.

2.	Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This limitation is not applicable to investments in marketable securities that are secured by or represent interests in real estate. This limitation also does not preclude a Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate, including real estate investment trusts.

3.	Purchase or sell commodities or commodity contracts except as may be permitted by the Investment 1940 Act or unless acquired as a result of ownership of securities or other investments. This limitation does not preclude a Fund from purchasing, selling and entering into financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), options on financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), warrants, swaps, forward contracts, foreign currency spot and forward contracts or other derivative instruments, including derivatives related to physical commodities; or purchasing or selling securities or other instruments backed by commodities; or purchasing or selling securities of companies that are engaged in a commodities business or have a significant portion of their assets in commodities.

4.	Invest more than 25% of the value of its net assets in the securities of companies engaged in any particular industry or group of industries, except as permitted by the SEC. This restriction does not apply to investments in securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or repurchase agreements secured thereby.

5.	Issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by a Fund, provided that the Fund's engagement in such activities is consistent with or permitted by the 1940 Act the rules and regulations promulgated thereunder or interpretations of the SEC or its staff.

6.	Purchase the securities of any issuer, if as a result more than 5% of the total assets of the Funds would be invested in the securities of that issuer, other than obligations of the U.S. Government, its agencies or instrumentalities, provided that up to 25% of the value of the Funds’ assets may be invested without regard to this limitation.

The Funds observe the following policies, which are not deemed fundamental and which may be changed without shareholder vote. The Funds may not:

1.	Purchase any security if as a result the Funds would then hold more than 10% of any class of securities of an issuer (taking all common stock issues of an issuer as a single class, all preferred stock issues as a single class, and all debt issues as a single class) or more than 10% of the outstanding voting securities of a single issuer.

2.	Invest in any issuer for purposes of exercising control or management.

3.	Invest in securities of other investment companies which would result in the Funds owning more than 3% of the outstanding voting securities of any one such investment company, Funds owning securities of another investment company having an aggregate value in excess of 5% of the value of a Fund’s total assets, or Funds owning securities of investment companies in the aggregate which would exceed 10% of the value of the Funds’ total assets, except as permitted by the 1940 Act and the rules thereunder.

4.	Invest more than 15% of its assets in securities of foreign issuers (including ADRs with respect to foreign issuers, but excluding securities of foreign issuers listed and traded on a U.S. national securities exchange); provided, however, that the Boston Trust Asset Management Fund and the Walden Balanced Fund each may invest up to 25% of their assets in foreign securities and Walden International Equity Fund may invest a majority of its assets in non-U.S. securities.

5.	Invest in securities issued by any affiliate of the Adviser. If a percentage restriction described in the Prospectus or this Statement of Additional Information is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction, except for the policies regarding borrowing and illiquid securities or as otherwise specifically noted.

6.	Sell securities short or purchase securities on margin, This limitation does not preclude a Fund from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities or depositing or paying initial or variation margin in connection with financial futures contracts, related options transactions or other permissible investments.

PORTFOLIO TURNOVER

The portfolio turnover rate for the Funds is calculated by dividing the lesser of the Funds’ purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The calculation excludes all securities whose remaining maturities at the time of acquisition were one year or less.

The portfolio turnover rate may vary greatly from year to year, as well as within a particular year, and may also be affected by cash requirements for redemptions of shares. High portfolio turnover rates generally will result in higher transaction costs, including brokerage commissions, to the Funds and may result in additional tax consequences to the Funds’ Shareholders. Portfolio turnover will not be a limiting factor in making investment decisions.

NET ASSET VALUE

As indicated in the Prospectus, the net asset value of the Funds is determined once daily as of the close of public trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time) on each day it is open for trading. The NYSE will not open in observance of the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas. The Funds do not expect to determine the net asset value of their shares on any day when the NYSE is not open for trading, even if there is sufficient trading in portfolio securities on such days to materially affect the net asset value per share.

Investments in securities for which market quotations are readily available are valued based upon their current available prices in the principal market in which such securities are normally traded. Unlisted securities for which market quotations are readily available are valued at such market value. Securities and other assets for which quotations (i) are not readily available, or (ii) in the opinion of the Adviser, do not reflect fair value, or if an event occurs after the close of trading on the exchange or market on which they security is principally traded (but prior to the time the net asset value is calculated) that materially affects fair value, are valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Trustees of the Trust. Short-term securities (i.e., with maturities of 60 days or less) may be valued at either amortized cost or original cost plus accrued interest, which approximates current value.

Among the factors that will be considered, if they apply, in valuing portfolio securities held by a Fund are the existence of restrictions upon the sale of the security by the Fund, the absence of a market for the security, the extent of any discount in acquiring the security, the estimated time during which the security will not be freely marketable, the expenses of registering or otherwise qualifying the security for public sale, underwriting commissions if underwriting would be required to effect a sale, the current yields on comparable securities for debt obligations traded independently of any equity equivalent, changes in the financial condition and prospects of the issuer, and any other factors affecting fair value. In making valuations, opinions of counsel may be relied upon as to whether or not securities are restricted securities and as to the legal requirements for public sale.

The Trust may use a pricing service to value certain portfolio securities where the prices provided are believed to reflect the fair market value of such securities. A pricing service would normally consider such factors as yield, risk, quality, maturity, type of issue, trading characteristics, special circumstances and other factors it deems relevant in determining valuations of normal institutional trading units of debt securities and would not rely exclusively on quoted prices. Certain instruments, for which pricing services used for the Funds do not provide prices, may be valued by the Trust using methodologies similar to those used by pricing services, where such methodologies are believed to reflect fair value of the subject security. The methods used by the pricing service and the Funds and the valuations so established will be reviewed by the Trust under the general supervision of the Trust’s Board of Trustees. Several pricing services are available, one or more of which may be used by the Adviser from time to time.

Additional Purchase and Redemption Information

Shares of each of the Funds are distributed on a continuous basis by Foreside Financial Services, LLC ("Foreside"). In addition to purchasing shares directly from the Fund, shares may be purchased through financial intermediaries in connection with the requirements of accounts at the Adviser or the Adviser’s affiliated entities (collectively, "Entities"). Customers purchasing shares of the Funds may include officers, directors, or employees of the Adviser or the Entities.

The Trust may suspend the right of redemption or postpone the date of payment for shares during any period when (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency exists as a result of which (i) disposal by the Trust of securities owned by it is not reasonably practical, or (ii) it is not reasonably practical for the Trust to determine the fair value of its net assets.

MANAGEMENT OF THE TRUST

THE BOARD OF TRUSTEES

The Board of Trustees has general oversight responsibility with respect to the business and affairs of the Trust and the Funds. The Board has engaged service providers to manage and/or administer the day-to-day operations of the Funds and is responsible for overseeing such service providers. The Trustees also have engaged legal counsel (who is also legal counsel to the Trust) that is independent of the Adviser or its affiliates to advise them on matters relating to their responsibilities in connection with the Trust. In addition to four regularly scheduled meetings per year, the Board holds special meetings or informal conference calls to discuss specific matters that may require action prior to the next regular meeting. The Board is currently composed of five Trustees, three of whom are not an "interested persons" of the Fund, as that term is defined in the 1940 Act (each an “Independent Trustee”). In addition to four regularly scheduled meetings per year, the Board holds special meetings or informal conference calls to discuss specific matters that may require action prior to the next regular meeting. The Chairman of the Board is an Independent Trustee. The Chairman’s responsibilities include, among other things, scheduling Board meetings, setting and prioritizing Board meeting agendas, serving as a point person for the exchange of information between management and the Board of Trustees, coordinating communications among the Trustees, and ensuring that the Board receives reports from management on essential matters. The Trustees meet separately in an executive session on a quarterly basis and meet separately in executive session with the Funds' Chief Compliance Officer at least annually. On an annual basis, the Board conducts a self-assessment and evaluates its structure.

INTERESTED TRUSTEES

Name, Address and YEAR OF BIRTH	Position(s) Held With the Funds	Term of Office* and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex** Overseen by Trustee	Other Directorships Held by Trustee during the Past five years
Lucia B. Santini One Beacon Street Boston, MA 02108 Year of Birth: 1958	Trustee and President	Indefinite; Since June, 2011	President, Boston Trust Walden Inc., January 2017 to present, Managing Director, February 2001 to December 2016; Managing Director, Boston Trust Walden Company (bank trust company), November 1993 to present.	10	None

Heidi Soumerai One Beacon Street Boston, MA 02108 Year of Birth: 1957	Trustee	Indefinite, Since May, 2013	Managing Director and Director of ESG Research, Boston Trust Walden Company, August 2004 to present; Research Analyst, Boston Trust Walden Company, January 1985 to present.	10	None

*            Trustees and officers hold their positions until resignation or removal.

**          The “Fund Complex” consists of Boston Trust Walden Funds.

Ms. Santini and Ms. Soumerai are considered "interested persons" of the Trust as defined in the 1940 Act due to their employment with the Adviser.

INDEPENDENT TRUSTEES

NAME, ADDRESS AND YEAR OF BIRTH	POSITION(S) HELD WITH THE FUNDS	TERM OF OFFICE* AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS	NUMBER OF FUNDS IN FUND COMPLEX** OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING THE PAST FIVE YEARS
Diane E. Armstrong One Beacon Street Boston, MA 02108 Year of Birth: 1964	Trustee	Indefinite; Since February 2005	Owner, Armstrong Financial Services LLC, November 2012 to present; Advisor, Investment Partners LTD, January 2018 to December 2019	10	None

Elizabeth E. McGeveran One Beacon Street Boston, MA 02108 Year of Birth: 1971	Trustee	Indefinite, Since April 2016	Director of Investments, The McKnight Foundation, September 2019-present; Director of Impact Investing, September 2014 to September 2019.	10	None

Michael M. Van Buskirk One Beacon Street Boston, MA 02108 Year of Birth: 1947	Trustee and Chairman of the Board	Indefinite; Trustee since January 1992. Chairman since January 2006.	Retired since 2014.	10	Advisers Investment Trust (2011 – Present) (Chairman of the Board)

*            Trustees hold their position until their resignation or removal.

**          The "Fund Complex" consists of Boston Trust Walden Funds.

OFFICERS WHO ARE NOT TRUSTEES

NAME, ADDRESS AND YEAR OF BIRTH	POSITION(S) HELD WITH THE FUNDS	TERM OF OFFICE* AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
Jennifer Ellis One Beacon Street Boston, MA 02108 Year of Birth: 1972	Treasurer	Indefinite; Since May 2011	Director of Finance/Treasurer, Boston Trust Walden Company, May 2011 to present.

Curtis Barnes 800 Boylston Street, 24th Floor Boston, MA 02199 Year of Birth: 1953	Secretary	Indefinite; Since May 2007	Senior Vice President, Citi Fund Services Ohio, Inc., August 2007 to present.

Amy E. Siefer 4400 Easton Commons, Suite 200 Columbus, Ohio 43219 Year of Birth: 1977	Chief Compliance Officer and AML Officer	Indefinite; Since February 2018	Vice President, Citi Fund Services Ohio, Inc., May 2012 to present.

*	Officers hold their positions until a successor has been duly elected and qualified.

Each Trustee is nominated to serve on the Board of Trustees based on their particular experiences, qualifications, attributes and skills. The characteristics that led the Board to conclude that each of the Trustees should continue to serve as a Trustee of the Trust are discussed below.

Michael M. Van Buskirk. Mr. Van Buskirk has been a Trustee since 1992 and has served as Chairman of the Board of Trustees since 2006. Mr. Van Buskirk was the Chairman and Chief Executive Officer of the Ohio Bankers League, a financial trade association, and formerly served as senior executive of a major financial services company. Mr. Van Buskirk has deep knowledge of the Trust and its service providers, the creation and distribution of financial products and the regulatory framework under which the Trust operates.

Diane E. Armstrong. Ms. Armstrong is the owner of a financial planning firm. Ms. Armstrong has served on the Board of Trustees since 2005 and is Chairwoman of the Trust’s Audit Committee. Ms. Armstrong brings investment, auditing, budgeting and financial reporting skills to the Board of Trustees and her investment management background provides important insights into the needs of Fund shareholders. Ms. Armstrong has been designated by the Board of Trustees as an “Audit Committee financial expert”.

Lucia B. Santini. Ms. Santini was appointed to the Board of Trustees in 2011 and elected by shareholders on May 24, 2013. She also serves as President of the Trust. Ms. Santini has been the President of Boston Trust Walden Inc., the Adviser, since January 2017; she was previously a Managing Director of the Adviser from 2001 to December 31, 2016; and Managing Director of Boston Trust Walden Company, the parent of the Adviser, since 1993. Ms. Santini brings operational, investment management and marketing knowledge to the Board of Trustees.

Elizabeth E. McGeveran. Ms. McGeveran was appointed to the Board of Trustees in 2016 and elected by shareholders on July 7, 2016. She is the Chairwoman of the Nominating and Governance Committee. Since 2019, Ms. McGeveran has served as the Director of Investments for The McKnight Foundation, where she is responsible for investing in businesses and funds that are building the low-carbon economy, improving the water quality of the Mississippi River, and contributing to a thriving, sustainable Minnesota. From 2014-2019, she served in a similar capacity as the Director of Impact Investing for The McKnight Foundation.

Heidi Soumerai. Ms. Soumerai was elected to the Board of Trustees on May 24, 2013. Ms. Soumerai is a Managing Director and a Senior Environmental, Social, and Governance (ESG) Advisor for Boston Trust Walden Company, the parent company of the Adviser. With over three decades of experience managing the firm's ESG initiatives, she advises the firm's ESG team on ESG research and active ownership efforts.

BOARD COMMITTEES

The Board has established an Audit Committee and a Nominating and Governance Committee to assist it in performing its oversight function. The Audit Committee, composed entirely of Independent Trustees, oversees the Trust’s accounting and financial reporting policies and practices and the quality and objectivity of the Trust’s financial statements and the independent audit thereof. The Audit Committee generally is responsible for (i) overseeing and monitoring the Trust's internal accounting and control structure, its auditing function and its financial reporting process; (ii) recommending to the Board of Trustees the appointment, retention or termination of the Trust’s independent registered public accounting firm; (iii) evaluating the independence of the Trust’s independent registered public accounting firm and reviewing the auditor’s disclosures and representations with respect to its independence; (iv) reviewing the qualifications of the auditor's key personnel involved in the foregoing activities; (v) overseeing the work of the Trust’s independent registered public accounting firm, and resolving disagreements, if any, between the independent registered public accounting firm and management regarding financial reporting; (vi) pre-approving all auditing services and permissible non-auditing services to be provided to the Trust by the independent registered public accounting firm and pre-approve the independent registered public accounting firm’s engagement for non-audit services to Trust-related entities where such services relate directly to the operations and financial reporting of the Trust; and (vii) considering such other matters as it may deem appropriate in carrying out the above responsibilities and any other matters that may be assigned to it by the Board of Trustees. The Audit Committee met twice during the last fiscal year. The Nominating and Governance Committee, also comprised of all of the Independent Trustees, evaluates the qualifications of candidates and makes nominations for independent trustee membership on the Board. The Nominating and Governance Committee does not consider nominees recommended by shareholders. During the last fiscal year, the Nominating and Governance Committee held three meetings. The Board has determined that leadership by an Independent Trustee and a committee structure that is led by Independent Trustees is appropriate for the Trust and allows the Board to effectively and efficiently evaluate issues that impact the Trust as a whole as well as issues that are unique to each Fund.

RISK OVERSIGHT

Mutual funds face a number of risks, including investment risk, compliance risk and valuation risk. The Board of Trustees oversees management of the Funds’ risks directly and through its committees. While day-to-day risk management responsibilities rest with the Trust’s Chief Compliance Officer, Adviser and other service providers, the Board of Trustees monitors and tracks risk by:

1.	Receiving and reviewing quarterly and ad hoc reports related to the performance and operations of the Funds;

2.	Reviewing and approving, as applicable, the compliance policies and procedures of the Trust, including the Trust’s valuation policies and transaction procedures;

3.	Periodically meeting with portfolio management to review investment strategies, techniques and the processes used to manage related risks;

4.	Meeting with representatives of key service providers, including the Adviser, administrator, transfer agent and independent registered public accounting firm to discuss the activities of the Funds;

5.	Engaging the services of the Chief Compliance Officer of the Trust to test the compliance procedures of the Trust and its service providers;

6.	Receiving and reviewing reports from the Trust’s independent registered public accounting firm regarding the Funds’ financial condition and the Trust’s internal controls

7.	Receiving reports from the Adviser’s Chief Compliance Officer and the Trust’s Anti-Money Laundering Compliance Officer; and

8.	Receiving and reviewing an annual written report prepared by the Trust’s Chief Compliance Officer reviewing the adequacy of the Trust’s compliance policies and procedures and the effectiveness of their implementation.

The Board of Trustees has concluded that its general oversight of the investment adviser and other service providers as implemented through the reporting and monitoring process outlined above allows the Board of Trustees to effectively administer its risk oversight function.

OWNERSHIP OF SECURITIES

As of April 1, 2021, the Trust’s Trustees and officers, as a group, owned less than 1% of each Fund’s outstanding Shares.

For the year ended December 31, 2020, the dollar range of equity securities owned beneficially by each Trustee in the Funds and in any registered investment companies overseen by the Trustee within the same family of investment companies as the Funds is as follows:

INTERESTED TRUSTEES

NAME OF TRUSTEE	DOLLAR RANGE OF EQUITY SECURITIES IN THE FUNDS	AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL REGISTERED INVESTMENT COMPANIES OVERSEEN BY TRUSTEES IN FAMILY OF INVESTMENT COMPANIES*
Lucia B. Santini	BTBFX—over $100,000 WSEFX—over $100,000 WIEFX—over $100,000	over $100,000

Heidi Soumerai	BTBFX—over $100,000 WAMFX—$10,001-$50,000 WSEFX—over $100,000 BOSOX—over $100,000	over $100,000

INDEPENDENT TRUSTEES

NAME OF TRUSTEE	DOLLAR RANGE OF EQUITY SECURITIES IN THE FUNDS	AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL REGISTERED INVESTMENT COMPANIES OVERSEEN BY TRUSTEES IN FAMILY OF INVESTMENT COMPANIES*
Diane E. Armstrong	BTBFX—over $100,000	over $100,000

Elizabeth E. McGeveran	None	None

Michael M. VanBuskirk	BTBFX—$50,001-$100,000 BTMFX—over $100,000WASMX—over $100,000 WIEFX—$50,001-$100,000 BOSOX—over $100,000	over $100,000

*            “Family of Investment Companies” means Boston Trust Walden Funds.

The Officers of the Trust (other than the Chief Compliance Officer) receive no compensation directly from the Trust for performing the duties of their offices. Citi Fund Services Ohio, Inc. ("Citi") receives fees from the Funds for acting as administrator and for providing certain fund accounting and compliance services. The Chief Compliance Officer receives compensation from Citi derived indirectly from fees paid by the Funds under a Compliance Services Agreement dated June 30, 2016. Mr. Barnes and Ms. Siefer are employees of Citi.

Trustees of the Trust not affiliated with Citi or the Adviser received from the Trust, from January 1, 2020 through December 31, 2020, the following fees: a quarterly retainer fee of $3,420 per quarter; a regular meeting fee of $5,830 per meeting; a telephonic meeting fee of $1,000; and a $500 per meeting fee for all other committee meetings, unless such committee meeting occurs on the same day as a regular board meeting. The Chairman of the Board of Trustees received additional quarterly retainer of $1,387.50, the Chairwoman of the Audit Committee received an additional quarterly retainer of $925, and the Chairwoman of the Nominating and Governance Committee received an additional quarterly retainer of $462.50. Trustees were also reimbursed for all out-of-pocket expenses relating to attendance at such meetings. Trustees who were affiliated with Citi did not receive compensation from the Trust. The Trust’s officers received no compensation directly from the Trust for performing the duties of their respective offices. Under a Compliance Services Agreement (“CCO Agreement”) between the Trust and Citi, Citi makes an employee available to serve as the Trust’s CCO. The CCO Agreement is described under the “Administrator and Fund Accounting Services” section.

For the fiscal year ended December 31, 2020 the Trustees received the following compensation from the Trust and from certain other investment companies (if applicable) that have the same investment adviser as the Funds or an investment adviser that is an affiliated person of the Adviser:

NAME OF TRUSTEE	AGGREGATE COMPENSATION FROM THE FUNDS	PENSION OR RETIREMENT BENEFITS ACCRUED AS PART OF FUNDS EXPENSES	ESTIMATED ANNUAL BENEFITS UPON RETIREMENT	TOTAL COMPENSATION FROM THE FUND AND FUND COMPLEX PAID TO THE TRUSTEES*
Diane E. Armstrong	$43,588	$0	$0	$43,588
Lucia B. Santini**	$0	$0	$0	$0
Michael M. Van Buskirk	$44,050	$0	$0	$44,050
Heidi Soumerai**	$0	$0	$0	$0
Elizabeth E. McGeveran	$40,350	$0	$0	$40,350

*	The "Fund Complex" consists of Boston Trust Walden Funds.
**	As interested Trustees, Ms. Santini and Ms. Soumerai received no compensation.

INVESTMENT ADVISER

Investment advisory and management services are provided to the Funds by Boston Trust Walden Inc. pursuant to an Investment Advisory Agreement dated as of September 30, 2004, as amended. The Adviser is a wholly-owned subsidiary of Boston Trust Walden Company, a Massachusetts chartered banking and trust company ("Boston Trust"), which in turn is a wholly-owned subsidiary of Boston Trust Walden Corporation, a Delaware corporation. Under the terms of the Investment Advisory Agreement, the Adviser has agreed to provide investment advisory services as described in the Prospectus of the Funds. For the services provided and expenses assumed pursuant to the Investment Advisory Agreement, each Fund pays the Adviser a fee, computed daily and paid monthly, at the following annual rates:

Fund	Investment Advisory Fee
Boston Trust Asset Management Fund	0.75% of the first $500 million of average daily net assets and 0.50% of average daily net assets in excess of $500 million
Boston Trust Equity Fund	0.75% of average daily net assets
Boston Trust Midcap Fund	0.75% of average daily net assets
Boston Trust SMID Cap Fund	0.75% of average daily net assets
Boston Trust Walden Balanced Fund	0.75% of average daily net assets
Boston Trust Walden Equity Fund	0.75% of average daily net assets
Boston Trust Walden Midcap Fund	0.75% of average daily net assets
Boston Trust Walden SMID Cap Fund	0.75% of average daily net assets
Boston Trust Walden Small Cap Fund	0.75% of average daily net assets
Boston Trust Walden International Equity Fund	0.75% of average daily net assets

The Investment Advisory Agreement with respect to each Fund continues year to year for successive annual periods if, as to each Fund, such continuance is approved at least annually by the Board of Trustees or by vote of a majority of the outstanding Shares of the relevant Fund (as defined in the Funds’ Prospectus), and a majority of the Trustees who are not parties to the Investment Advisory Agreement or interested persons (as defined in the 1940 Act) of any party to the Investment Advisory Agreement by votes cast in person at a meeting called for such purpose. The Investment Advisory Agreement is terminable as to the Funds at any time on 60 days’ written notice without penalty by the Board of Trustees, by vote of a majority of the outstanding Shares of that Fund, or by the Adviser. The Investment Advisory Agreement also terminates automatically in the event of any assignment, as defined in the 1940 Act, or for reasons as set forth in the Investment Advisory Agreement.

The Investment Advisory Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the performance of the Investment Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Adviser in the performance of its duties, or from reckless disregard by the Adviser of its duties and obligations thereunder.

For each of the past three fiscal periods ended December 31, 2018, December 31, 2019 and December 31, 2020, the Funds paid the Adviser investment advisory fees pursuant to the terms of the Investment Advisory Agreement and the Adviser waived and/or reimbursed investment advisory fees pursuant to the terms of an expense limitation agreement in effect with respect to each of the Funds as follows:

Fund		12/31/2018		12/31/2019		12/31/2020
Boston Trust Asset Management Fund	Advisory Fees Paid	$3,677,409		$3,889,577		$4,097,254
	Waived and/or Reimbursed	$0		$0		$0
Boston Trust Equity Fund	Advisory Fees Paid	$1,018,964		$1,085,055		$1,116,954
	Waived and/or Reimbursed	$0		$0		$0
Boston Trust Midcap Fund	Advisory Fees Paid	$481,717		$835,158		$960,313
	Waived and/or Reimbursed or (Recoupment of Previously Waived Fees)	$(8,081	)*	$42,703		$68,764
Boston Trust SMID Cap Fund	Advisory Fees Paid	$554,604		$655,634		$1,201,015
	Waived and/or Reimbursed	$168,823		$170,506		$251,750
Boston Trust Walden Balanced Fund	Advisory Fees Paid	$944,398		$1,076,334		$1,198,883
	Waived and/or Reimbursed	$45,249		$34,853		$33,272
Boston Trust Walden Equity Fund	Advisory Fees Paid	$1,553,636		$1,685,108		$1,726,719
	Waived and/or Reimbursed	$166,166		$158,316		$143,297
Boston Trust Walden Midcap Fund	Advisory Fees Paid	$364,895		$409,401		$496,850
	Waived and/or Reimbursed or (Recoupment of Previously Waived Fees)	$(1,091	)*	$(569	)*	$15,213
Boston Trust Walden SMID Cap Fund	Advisory Fees Paid	$394,738		$416,756		$416,412
	Waived and/or Reimbursed	$42,347		$36,311		$30,484
Boston Trust Walden Small Cap Fund	Advisory Fees Paid	$2,181,419		$1,825,866		$3,021,382
	Waived and/or Reimbursed	$261,419		$168,952		$247,032
Boston Trust Walden International Equity Fund	Advisory Fees Paid	$318,281		$370,316		$428,918
	Waived and/or Reimbursed or (Recoupment of Previously Waived Fees)	$7,070		$(7,793	)*	$0

* The Fund has entered into an expense limitation agreement with the Adviser to reduce Total Fund Operating Expenses to 1.00%. As of December 31, 2018, and December 31, 2019, such expenses were below or at the expense limitation of 1.00% (1.10% for Boston Trust Walden International Equity Fund prior to December 31, 2020).

As of December 31, 2020, the Adviser may recoup the following amounts that were previously waived and/or reimbursed:

Funds	Amount	Expires	Funds	Amount	Expires
Boston Trust Midcap Fund	$42,703	12/31/2022	Boston Trust Walden Balanced Fund	$45,249	12/31/2021
	68,764	12/31/2023		34,853	12/31/2022
Boston Trust SMID Cap Fund	168, 823	12/31/2021		33,272	12/31/2023
	170,506	12/31/2022	Boston Trust Walden Equity Fund	166,166	12/31/2021
	251,750	12/31/2023		158,316	12/31/2022
				143,297	12/31/2023
			Boston Trust Walden Midcap Fund	15,213	12/31/2023
			Boston Trust Walden SMID Cap Fund	42,347	12/31/2021
				36,311	12/31/2022
				30,485	12/31/2023
			Boston Trust Walden Small Cap Fund	261,419	12/31/2021
				168,952	12/31/2022
				247,032	12/31/2023
			Boston Trust Walden International Equity Fund	7,070	12/31/2021

PORTFOLIO MANAGER INFORMATION

The table below identifies the portfolio managers of each Fund:

Boston Trust Asset Management Fund Boston Trust Equity Fund	Amy Crandall Kaser, Co-Portfolio Manager Jason T. O’Connell, Co-Portfolio Manager
Boston Trust Walden Balanced Fund	Stephen J. Amyouny, Lead Portfolio Manager Sean A. Cameron, Co-Portfolio Manager Tchintcia S. Barros, Co-Portfolio Manager
Boston Trust Walden Equity Fund	Tchintcia S. Barros, Lead Portfolio Manager Stephen J. Amyouny, Co-Portfolio Manager Mark B. Zagata, Co-Portfolio Manager
Boston Trust Midcap Fund Boston Trust Walden Midcap Fund	Stephen J. Amyouny, Lead Portfolio Manager Richard Q. Williams, Co-Portfolio Manager Mark B. Zagata, Co-Portfolio Manager
Boston Trust SMID Cap Fund Boston Trust Walden SMID Cap Fund	Kenneth P. Scott, Lead Portfolio Manager Leanne Moore, Co-Portfolio Manager Richard Q. Williams, Co-Portfolio Manager
Boston Trust Walden Small Cap Fund	Kenneth P. Scott, Lead Portfolio Manager Leanne Moore, Co-Portfolio Manager Richard Q. Williams, Co-Portfolio Manager
Boston Trust Walden International Equity Fund	Nathaniel J. Riley, Co-Portfolio Manager David A. Sandell, Co-Portfolio Manager

Kenneth P. Scott serves as Lead Portfolio Manager for the Boston Trust SMID Cap Fund, and the Boston Trust Walden SMID Cap Fund and the Boston Trust Walden Small Cap Fund. Stephen J. Amyouny serves as Lead Portfolio Manager for the Boston Trust Walden Balanced Fund, the Boston Trust Midcap Fund and the Boston Trust Walden Midcap Fund and as Co-Portfolio Manager for the Boston Trust Walden Balanced Fund and Boston Trust Walden Equity Fund. Amy Crandall Kaser serves as Co-Portfolio Manager for the Boston Trust Asset Management Fund and the Boston Trust Equity Fund. Jason T. O’Connell serves as Co-Portfolio Manager for the Boston Trust Asset Management Fund and the Boston Trust Equity Fund. Leanne Moore serves as Co-Portfolio Manager for the Boston Trust SMID Cap Fund, the Boston Trust Walden SMID Cap Fund and the Boston Trust Walden Small Cap Fund, Nathaniel J. Riley serves as Co-Portfolio Manager for the Boston Trust Walden International Equity Fund. Richard Q. Williams serves as Co-Portfolio Manager for the Boston Trust Midcap Fund, the Boston Trust SMID Cap Fund, the Boston Trust Walden Midcap Fund, the Boston Trust Walden SMID Cap Fund, and the Boston Trust Walden Small Cap Fund. David A. Sandell serves as Co-Portfolio Manager for the Boston Trust Walden International Equity Fund. Mark B. Zagata serves as Co-Portfolio Manager for the Boston Trust Midcap Fund, Boston Trust Walden Equity Fund, and Boston Trust Walden Midcap Fund. Sean A. Cameron serves as Co-Portfolio Manager for the Boston Trust Walden Balanced Fund. Tchintcia S. Barros serves as Lead Portfolio Manager for the Boston Trust Walden Equity Fund, and as Co-Portfolio Manager for the Boston Trust Walden Balanced Fund. The following table lists the number and types of other accounts managed by each individual and assets under management in those accounts as of December 31, 2020 (unless otherwise noted):

PORTFOLIO MANAGER	OTHER REGISTERED INVESTMENT COMPANY ACCOUNTS	ASSETS MANAGED ($ MILLIONS)	OTHER POOLED INVESTMENT VEHICLE ACCOUNTS	ASSETS MANAGED ($ MILLIONS)	OTHER ACCOUNTS*	ASSETS MANAGED ($ MILLIONS)
KENNETH P. SCOTT	0	$0	2	$299.0	20	$1,328.9
STEPHEN J. AMYOUNY	0	$0	0	$0	66	$2,596.0
RICHARD Q. WILLIAMS	0	$0	0	$0	34	$669.2
DAVID A. SANDELL	0	$0	1	$244.7	111	$562.5
NATHANIEL J. RILEY	0	$0	0	$0	0	$0
LEANNE MOORE	0	$0	0	$0	51	$342.1
MARK B. ZAGATA	0	$0	0	$0	1	$10.2
JASON T. O’CONNELL	0	$0	0	$0	86	$761.2
AMY CRANDALL KASER	0	$0	0	$0	58	$317.2
TCHINTCIA S. BARROS	0	$0	0	$0	0	$0
SEAN A. CAMERON	0	$0	0	$0	2	$8.8

* The majority of these other accounts are invested in one of the other pooled investment vehicles listed above.

The Adviser has no performance-based accounts.

Portfolio managers at the Adviser may manage accounts for multiple clients. Portfolio managers at the Adviser make investment decisions for each account based on the investment objectives and policies and other relevant investment considerations applicable to that portfolio. The management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of each account. Even where multiple accounts are managed by the same portfolio manager within the same investment discipline, however, the Adviser may take action with respect to one account that may differ from the timing or nature of action taken, with respect to another account. Accordingly, the performance of each account managed by a portfolio manager will vary.

The compensation of the portfolio managers varies with the general success of the Adviser as a firm and its affiliates. Each portfolio manager’s compensation consists of a fixed annual salary, plus additional remuneration based on the overall performance of the Adviser and its affiliates for the given time period including an annual bonus, profit sharing and stock ownership. The portfolio managers also receive benefits including health insurance and education assistance. The portfolio managers’ compensation is not linked to any specific factors, such as a Fund’s performance or asset level.

The Adviser’s compensation structure is designed to recognize cumulative contribution to its investment policies and process, and client service. Compensation incentives align portfolio manager interests with the long-term interest of clients. Short-term, return based incentives, which may encourage undesirable risk are not employed. Returns and portfolios are monitored for consistency with investment policy parameters.

The Adviser has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which it believes address the potential conflicts associated with managing multiple accounts for multiple clients.

The dollar range of equity securities beneficially owned by the Funds’ portfolio managers in the Funds they manage as of December 31, 2020 is as follows:

PORTFOLIO MANAGER		DOLLAR RANGE OF EQUITY SECURITIES BENEFICIALLY OWNED
KENNETH P. SCOTT	Boston Trust SMID Cap Fund	$100,001-$500,000
	Boston Trust Walden SMID Cap Fund	$100,001-$500,000
	Boston Trust Walden Small Cap Fund	$100,001-$500,000

STEPHEN J. AMYOUNY	Boston Trust Midcap Fund	$100,001-$500,000
	Boston Trust Walden Balanced Fund	$0
	Boston Trust Walden Equity Fund	$100,001-$500,000
	Boston Trust Walden Midcap Fund	$100,001-$500,000

RICHARD Q. WILLIAMS	Boston Trust Midcap Fund	$1-$10,000
	Boston Trust SMID Cap Fund	$1-$10,000
	Boston Trust Walden Midcap Fund	$1-$10,000
	Boston Trust Walden SMID Cap Fund	$1-$10,000
	Boston Trust Walden Small Cap Fund	$10,001-$50,000

LEANNE MOORE	Boston Trust Midcap Fund	$0
	Boston Trust SMID Cap Fund	$100,001-$500,000
	Boston Trust Walden Small Cap Fund	$100,001-$500,000

NATHANIEL J. RILEY	Boston Trust Walden International Equity Fund	$50,001-$100,000

DAVID A. SANDELL	Boston Trust Walden International Equity Fund	$10,001-$50,000

MARK B. ZAGATA	Boston Trust Midcap Fund	$0
	Boston Trust Walden Equity Fund	$0
	Boston Trust Walden Midcap Fund	$10,001-$50,000

JASON T. O’CONNELL	Boston Trust Asset Management Fund	0
	Boston Trust Equity Fund	$1-$10,000

AMY CRANDALL KASER	Boston Trust Asset Management Fund	$100,001-$500,000
	Boston Trust Equity Fund	$100,001-$500,000

SEAN A. CAMERON	Boston Trust Walden Balanced Fund	$0

TCHINTCIA S. BARROS	Boston Trust Walden Balanced Fund	$0
	Boston Trust Walden Equity Fund	$0

CODE OF ETHICS

The Trust and the Adviser have each adopted a code of ethics under Rule 17j-1 of the 1940 Act.  These codes of ethics permit, subject to certain conditions, personnel of each of those entities to invest in securities that may be purchased or held by the Fund.  Foreside Financial Services, LLC (the “Distributor” or “Foreside”) relies on the principal underwriters exception under Rule 17j-1(c)(3), specifically where the Distributor is not affiliated with the Trust or the Adviser, and no officer, director or general partner of the Distributor serves as an officer, director or general partner of the Trust of the Adviser.

PORTFOLIO TRANSACTIONS

References to the Adviser with respect to portfolio transactions include its affiliate, Boston Trust Walden Company. Pursuant to the Investment Advisory Agreement with respect to the Funds, the Adviser determines, subject to the general supervision of the Board of Trustees and in accordance with the Funds’ investment objectives and restrictions, which securities are to be purchased and sold by the Funds, and which brokers are to be eligible to execute such Funds’ portfolio transactions.

Purchases from underwriters of portfolio securities generally include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers may include the spread between the bid and asked price.

Transactions on stock exchanges involve the payment of negotiated brokerage commissions. Transactions in the over-the-counter market are generally principal transactions with dealers. With respect to the over-the-counter market, the Trust, where possible, will deal directly with dealers who make a market in the securities involved except in those circumstances where better price and execution are available elsewhere.

Allocation of transactions, including their frequency, to various brokers and dealers is determined by the Adviser in its best judgment and in a manner deemed fair and reasonable to shareholders. The primary consideration is prompt execution of orders in an effective manner at the most favorable price. Subject to this consideration, brokers and dealers who provide supplemental investment research to the Adviser may receive orders for transactions on behalf of the Funds. The Adviser is authorized to pay a broker-dealer who provides such brokerage and research services a commission for executing the Funds’ brokerage transactions which are in excess of the amount of commission another broker would have charged for effecting that transaction if, but only if, the Adviser determines in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided by such broker viewed in terms of that particular transaction or in terms of all of the accounts over which it exercises investment discretion. Any such research and other statistical and factual information provided by brokers to the Funds or to the Adviser is considered to be in addition to and not in lieu of services required to be performed by the Adviser under its respective agreement regarding management of the Funds. The cost, value and specific application of such information are indeterminable and hence are not practicably allocable among the Funds and other clients of the Adviser who may indirectly benefit from the availability of such information. Similarly, the Funds may indirectly benefit from information made available as a result of transactions effected for such other clients. Under the Investment Advisory Agreement, the Adviser is permitted to pay higher brokerage commissions for brokerage and research services in accordance with Section 28(e) of the Securities Exchange Act of 1934. In the event the Adviser does follow such a practice, it will do so on a basis which is fair and equitable to the Trust and the Funds. For each of the past three fiscal periods ended December 31, 2018, December 31, 2019 and December 31, 2020 the Funds paid commissions to firms that provide brokerage and research services to the Funds as follows:

Fund		12/31/2018	12/31/2019	12/31/2020
Boston Trust Asset Management Fund	Commissions	$9,801	$9,035	$34,359
	Aggregate Portfolio Transactions	$39,839,492	$29,886,278	$154,026,992
Boston Trust Equity Fund	Commissions	$3,309	$3,373	$9,786
	Aggregate Portfolio Transactions	$8,018,100	$11,810,751	$37,294, 435
Boston Trust Midcap Fund	Commissions	$10,551	$22,923	$31,093
	Aggregate Portfolio Transactions	$39,967,108	$85,945,475	$109,198,065
Boston Trust SMID Cap Fund	Commissions	$13,893	$19,862	$64,617
	Aggregate Portfolio Transactions	$45,006,869	$74,628,697	$236,839,036
Boston Trust Walden Balanced Fund	Commissions	$3,787	$4,623	$10,456
	Aggregate Portfolio Transactions	$14,171,725	$19,899,379	$47,034,299
Boston Trust Walden Equity Fund	Commissions	$6,332	$10,460	$19,201
	Aggregate Portfolio Transactions	$22,040,262	$49,786,946	$81,714,483
Boston Trust Walden Midcap Fund	Commissions	$5,022	$7,786	$17,120
	Aggregate Portfolio Transactions	$19,130,484	$28,249,232	$61,905,082
Boston Trust Walden SMID Cap Fund	Commissions	$8,028	$10,842	$15,039
	Aggregate Portfolio Transactions	$25,629,967	$32,992,747	$43,885,618
Boston Trust Walden Small Cap Fund	Commissions	$84,214	$63,765	$179,272
	Aggregate Portfolio Transactions	$251,417,730	$157,217,893	$461,477,818
Boston Trust Walden International Equity Fund	Commissions	$5,862	$20,282	$19,772
	Aggregate Portfolio Transactions	$5,869,493	$20,455,373	$20,211.987

The Adviser may not give consideration to sales of shares of the Funds as a factor in the selection of brokers-dealers to execute portfolio transactions. However, the Adviser may place portfolio transactions with brokers or dealers that promote or sell the Funds’ shares so long as such selection is based on the quality of the broker’s execution and not on its sales efforts.

Except as otherwise disclosed to the shareholders of the Funds and, as permitted by applicable laws, rules and regulations, the Trust will not, on behalf of the Funds, execute portfolio transactions through, acquire portfolio securities issued by, make savings deposits in, or enter into repurchase or reverse repurchase agreements with the Adviser or its affiliates, and will not give preference to the Adviser’s correspondents with respect to such transactions, securities, savings deposits, repurchase agreements, and reverse repurchase agreements.

Investment decisions for each Fund are made independently from those for the other Funds, other funds of the Trust or any other investment company or account managed by the Adviser, but may be contemporaneous. Any such other fund, investment company or account may also invest in the same securities as the Trust on behalf of the Funds. When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and another fund of the Trust managed by the Adviser, investment company or account, the transaction will be averaged as to price and available investments will be allocated as to amount in a manner which the Adviser believes to be equitable to the Fund and such other fund, investment company or account. In some instances, this investment procedure may affect adversely the price paid or received by a Fund or the size of the position obtained by a Fund. To the extent permitted by law, the Adviser may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for the other Funds or for other investment companies or accounts in order to obtain best execution. As provided by the Investment Advisory Agreement, in making investment recommendations for the Funds, the Adviser will not inquire nor take into consideration whether an issuer of securities proposed for purchase or sale by the Trust is a customer of the Adviser, any of its subsidiaries or affiliates and, in dealing with its customers, the Adviser, its subsidiaries and affiliates will not inquire or take into consideration whether securities of such customers are held by the Funds or any other fund of the Trust.

For each of the past three fiscal periods ended December 31, 2018, December 31, 2019, and December 31, 2020 the Funds paid brokerage commissions as follows:

Fund	12/31/2018	12/31/2019	12/31/2020
Boston Trust Asset Management Fund	$9,801	$9,035	$34,359
Boston Trust Equity Fund	$3,309	$3,373	$9,786
Boston Trust Midcap Fund	$10,551	$22,923	$31,093
Boston Trust SMID Cap Fund	$13,893	$19,862	$64,617
Boston Trust Walden Balanced Fund	$3,787	$4,623	$10,456
Boston Trust Walden Equity Fund	$6,332	$10,460	$19,201
Boston Trust Walden Midcap Fund	$5,022	$7,786	$17,120
Boston Trust Walden SMID Cap Fund	$8,028	$10,842	$15,039
Boston Trust Walden Small Cap Fund	$84,214	$63,765	$179,272
Boston Trust Walden International Equity Fund	$5,862	$20,282	$19,772

During the fiscal year ended December 31, 2020, the Funds acquired securities issued by their regular brokers or dealers, or their parent companies, as reflected in the table below. The following shows the aggregate holdings of the securities of each such issuer as of December 31, 2020. (For these purposes a regular broker or dealer includes any of the (a) ten brokers or dealers that received the greatest dollar amount of brokerage commissions by virtue of direct or indirect participation in the Trust’s portfolio transactions during its most recent fiscal year, (b) ten brokers or dealers that engaged as principal in the largest dollar amount of portfolio transactions of the Trust during its most recent fiscal year, or (c) ten brokers or dealers that sold the largest dollar amount of securities of the Funds during the Trust’s most recent fiscal year.)

Fund	SECURITY	Debt/equity	Value
Boston Trust Asset Management Fund	JPMorgan Chase & Co.	Debt	2,311,893
Boston Trust Walden Balanced Fund	JPMorgan Chase & Co.	Debt	555,005
Boston Trust Asset Management Fund	JPMorgan Chase & Co.	Equity	10,800,950
Boston Trust Equity Fund	JPMorgan Chase & Co.	Equity	3,812,100
Boston Trust Walden Balanced Fund	JPMorgan Chase & Co.	Equity	2,541,400
Boston Trust Walden Equity Fund	JPMorgan Chase & Co.	Equity	5,718,150

ADMINISTRATOR AND FUND ACCOUNTING SERVICES

Citi serves as administrator (the "Administrator") to the Funds pursuant to a Services Agreement dated as of June 30, 2016 (the "Services Agreement”), as amended January 1, 2019.

Under the Services Agreement, the Administrator has agreed to maintain office facilities; furnish statistical and research data, clerical, certain bookkeeping services and stationery and office supplies; prepare the periodic reports to the SEC on Forms N-PORT, N-CEN, N-CSR, N-LIQUID or any replacement forms therefore; compile data for, assist the Trust or its designee in the preparation of, and file all of the Funds’ federal and state tax returns and required tax filings other than those required to be made by the Funds’ custodian and Transfer Agent; prepare compliance filings pursuant to state securities laws with the advice of the Trust’s counsel; assist to the extent requested by the Trust with the Trust’s preparation of its Annual and Semi-Annual Reports to Shareholders and its Registration Statement (on Form N-1A or any replacement therefor); compile data for, prepare and file timely Notices to the SEC required pursuant to Rule 24f-2 under the 1940 Act; keep and maintain the financial accounts and records of each Fund, including calculation of daily expense accruals; and generally assist in all aspects of the Funds’ operations. Under the Services Agreement, the Administrator may delegate all or any part of its responsibilities thereunder.

The Administrator receives a tiered fee from the Trust for its services as Administrator pursuant to the Services Agreement as amended January 1, 2019 (“Administration Fee”), plus certain base fees. The Administration Fee is calculated daily and paid periodically at an annual rate of up to 0.035% on Trust aggregate net assets of the first $500 million in Trust assets, 0.015% on Trust aggregate net assets of the next $500 million, 0.0075% on Trust aggregate net assets of the next $500 million, and 0.0050% on Trust aggregate net assets in excess of $1.5 billion. In addition, the Administrator will receive $59,500 per Fund per year for Fund administration services and $7,500 per Fund per year for Regulatory Administration and book services.

Prior to January 1, 2019, the Administrator received a tiered fee from the Trust for its services as Administrator pursuant to the Services Agreement. The services fee was calculated daily and paid periodically at an annual rate of up to 0.03% of the Funds’ aggregate net assets on the first $1 billion in Trust assets, 0.02% on Trust aggregate net assets in excess of $1 billion and up to $1.5 billion, and 0.01% on Trust aggregate net asset in excess of $1.5 billion. In addition, the Administrator received $59,500 per Fund per year for Fund administration services and $7,500 per Fund per year for Regulatory Administration and board book services.

For each of the past three fiscal periods ended December 31, 2018, December 31, 2019, and December 31, 2020, the Funds paid the Administrator a total of Administration Fees and Services Fees as follows:

Fund	12/31/2018	12/31/2019	12/31/2020
Boston Trust Asset Management Fund	$356,225	$288,743	$252,927
Boston Trust Equity Fund	$94,334	$79,329	$65,494
Boston Trust Midcap Fund	$103,605	$59,144	$56,828
Boston Trust SMID Cap Fund	$78,417	$47,631	$65,711
Boston Trust Walden Balanced Fund	$66,104	$78,479	$70,121
Boston Trust Walden Equity Fund	$105,723	$123,056	$101,603
Boston Trust Walden Midcap Fund	$35,181	$29,766	$28,693
Boston Trust Walden SMID Cap Fund	$45,986	$30,495	$24,454
Boston Trust Walden Small Cap Fund	$214,114	$136,019	$167,837
Boston Trust Walden International Equity Fund	$30,794	$26,787	$24,645

Under the CCO Agreement, Citi also provides infrastructure and support in implementing the written policies and procedures comprising the Funds’ compliance program, including support services to the CCO. For the services provided under the CCO Agreement, the Funds paid Citi $150,000 for the year ended December 31, 2020, plus certain out of pocket expenses. Citi pays the salary and other compensation earned by the CCO as an employee of Citi.

In addition, the Administrator provides certain fund accounting services to the Funds pursuant to the Services Agreement dated as of June 30, 2016 and amended January 1, 2019. Under such Agreement, the Administrator maintains the accounting books and records for the Funds, including journals containing an itemized daily record of all purchases and sales of portfolio securities, all receipts and disbursements of cash and all other debits and credits, general and auxiliary ledgers reflecting all asset, liability, reserve, capital, income and expense accounts, including interest accrued and interest received, and other required separate ledger accounts; maintains a monthly trial balance of all ledger accounts; performs certain accounting services for the Funds, including calculation of the net asset value per share, calculation of the dividend and capital gain distributions, if any, and of yield, reconciliation of cash movements with the Funds’ custodian, affirmation to the Funds’ custodian of all portfolio trades and cash settlements, verification and reconciliation with the Funds’ custodian of all daily trade activity; provides certain reports; obtains dealer quotations, prices from a pricing service or matrix prices on all portfolio securities in order to mark the portfolio to the market; and prepares an interim balance sheet, statement of income and expense, and statement of changes in net assets for each Fund.

The Services Agreement is renewed automatically for successive one-year terms, unless written notice not to renew is given by the non-renewing party to the other party at least 60 days prior to the expiration of the then-current term. The Services Agreement is terminable with respect to a particular Fund only upon mutual agreement of the parties to the Services Agreement and for cause (as defined in the Services Agreement) by the party alleging cause, on not less than 60 days’ notice by the Board of Trustees or by the Administrator.

The Services Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or any loss suffered by any Fund in connection with the matters to which the Services Agreement relates, except a loss resulting from willful misfeasance, bad faith, or negligence in the performance of its duties, or from the reckless disregard by the Administrator of its obligations and duties thereunder.

DISTRIBUTOR

Foreside serves as the principal underwriter for each of the Funds in the distribution of its shares pursuant to a Distribution Agreement dated May 31, 2017 (the "Underwriting Agreement"). Unless otherwise terminated, the Underwriting Agreement will continue in effect for successive annual periods if, as to each Fund, such continuance is approved at least annually by (i) by the Board of Trustees or by the vote of a majority of the outstanding shares of that Fund, and (ii) by the vote of a majority of the Trustees who are not parties to the Underwriting Agreement or interested persons (as defined in the 1940 Act) of any party to the Underwriting Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Underwriting Agreement may be terminated in the event of any assignment, as defined in the 1940 Act.

Foreside may enter into agreements with selected broker-dealers, banks or other financial intermediaries for distribution of shares of the Funds. Foreside has no obligation to sell any specific quantity of the Funds’ shares. Foreside and its officers have no role in determining the investment policies or which securities are to be purchased or sold by the Trust. Foreside does not receive compensation from the Fund for its distribution services. The Adviser pays Foreside a fee for certain distribution-related services.

CUSTODIAN

Boston Trust Walden Company, One Beacon Street, Boston, Massachusetts 02108 serves as the custodian for the Boston Trust Asset Management Fund, Boston Trust Equity Fund, Boston Trust Midcap Fund, Boston Trust SMID Cap Fund, Boston Trust Walden Balanced Fund, Boston Trust Walden Equity Fund, Boston Trust Walden Midcap Fund, Boston Trust Walden SMID Cap Fund and Boston Trust Walden Small Cap Fund pursuant to the Custody Agreement dated as of March 23, 1999. Citibank serves as the sub-custodian for these Funds.

Citibank, serves as the custodian for the Walden International Equity Fund pursuant to a Global Custody Services Agreement. Each custodian is responsible for safeguarding and controlling the respective Fund’s cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on appropriate Fund’s investments. Boston Trust Walden Company is an affiliate of the Funds and it receives fees for the custodial services it provides. Citibank is also compensated for its services.

TRANSFER AGENCY SERVICES

Boston Trust Walden Company serves as transfer agent and dividend disbursing agent (the "Transfer Agent") for all of the Funds pursuant to the Transfer Agency Agreement dated as of March 23, 1999. Pursuant to such Transfer Agency Agreement, the Transfer Agent, among other things, performs the following services in connection with each Fund’s shareholders of record: maintenance of shareholder records for each of the Fund’s shareholders of record; processing shareholder purchase and redemption orders; processing transfers and exchanges of shares of the Funds on the shareholder files and records; processing dividend payments and reinvestments; and assistance in the mailing of shareholder reports and proxy solicitation materials. For such services the Transfer Agent receives an annual fee from each Fund. FIS Investor Services, LLC, serves as the Trust’s sub-transfer agent.

SHAREHOLDER SERVICES AGREEMENTS

Each Fund has authorized certain financial intermediaries to accept purchase and redemption orders on their behalf. The Funds will be deemed to have received a purchase or redemption order when a financial intermediary or its designee accepts the order. These orders will be priced at the NAV next calculated after the order is accepted.

Each Fund, except the Boston Trust SMID Cap Fund, has adopted a plan under which it may enter into Shareholder Services Agreements pursuant to which the Funds are authorized to make payments to certain entities which may include investment advisers, banks, trust companies and other types of organizations ("Authorized Service Providers") for providing administrative services with respect to shares of the Funds attributable to or held in the name of the Authorized Service Provider for its clients or other parties with whom they have a servicing relationship. Under the terms of each Shareholder Services Agreement, a Fund is authorized to pay an Authorized Service Provider (which include affiliates of the Funds) a shareholder services fee which may be based on the average daily net asset value of the shares of the Fund attributable to or held in the name of the Authorized Service Provider for providing certain administrative services to Fund shareholders with whom the Authorized Service Provider has a servicing relationship, on a fixed dollar amount for each account serviced by the Authorized Service Provider, or some combination of each of those methods of calculation. Among the types of shareholder services that may be compensated under the Shareholder Services Agreements are: (1) answering customer inquiries of a general nature regarding the Funds; (2) responding to customer inquiries and requests regarding statements of additional information, reports, notices, proxies and proxy statements, and other Fund documents; (3) delivering prospectuses and annual and semi-annual reports to beneficial owners of Fund shares; (4) assisting the Funds in establishing and maintaining shareholder accounts and records; (5) assisting customers in changing account options, account designations and account addresses; (6) sub-accounting for all Fund share transactions at the shareholder level; (7) crediting distributions from the Funds to shareholder accounts; (8) determining amounts to be reinvested in the Funds; and (9) providing such other administrative services as may be reasonably requested and which are deemed necessary and beneficial to the shareholders of the Funds.

PAYMENT OF ADDITIONAL CASH COMPENSATION

On occasion, the Adviser may make payments out of its resources and legitimate profits, which may include profits the Adviser derives from investment advisory fees paid by the Funds, to financial intermediaries as incentives to market the Funds, to cooperate with the Adviser’s promotional efforts, or in recognition of the provision of administrative services and marketing and/or processing support. These payments are often referred to as "additional cash compensation" and are in addition to the payments to financial intermediaries as discussed in above. The payments are made pursuant to agreements between financial intermediaries and the Adviser and do not affect the price investors pay to purchase shares of a Fund, the amount a Fund will receive as proceeds from such sales and other the expenses paid by a Fund.

Additional cash compensation payments may be used to pay financial intermediaries for: (a) transaction support, including any one-time charges for establishing access to Fund shares on particular trading systems (known as "platform access fees"); (b) program support, such as expenses related to including the Fund in retirement programs, fee-based advisory or wrap fee programs, fund supermarkets, bank or trust company products, and/or insurance programs (e.g., individual or group annuity contracts); (c) placement by a financial intermediary on its offered, preferred, or recommended fund list; (d) marketing support, such as providing representatives of the Adviser access to sales meetings, sales representatives and management representatives; (e) firm support, such as business planning assistance, advertising, and assistance with educating sales personnel about the Funds and shareholder financial planning needs; (f) providing shareholder and administrative services; and (g) providing other distribution-related or asset retention services.

Additional cash compensation payments generally are structured as basis point payments on positions held or, in the case of platform access fees, fixed dollar amounts.

The Adviser and its affiliates also may pay non-cash compensation to financial intermediaries and their representatives in the form of (a) occasional gifts; (b) occasional meals, tickets or other entertainment; and/or (c) sponsorship support of regional or national conferences or seminars. Such non-cash compensation will be made subject to applicable law.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The independent registered public accounting firm of [     ] has been selected as the independent accountants for the Funds for their current fiscal year. The independent registered public accounting firm performs an annual audit of the Funds’ financial statements and provides other related services. Reports of their activities are provided to the Board of Trustees.

LEGAL COUNSEL

Thompson Hine LLP, 41 South High Street, Suite 1700, Columbus, Ohio 43215, is counsel to the Trust.

ADDITIONAL INFORMATION

DESCRIPTION OF SHARES

The Trust is a Massachusetts business trust organized on January 8, 1992. The Declaration of Trust is on file with the Secretary of State of Massachusetts. The Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of shares, which are shares of beneficial interest, with a par value of $0.01 per share. The Funds consist of several funds organized as separate series of shares. The Declaration of Trust authorizes the Board of Trustees to divide or redivide any unissued shares of the Trust into one or more additional series by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption.

Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the Prospectus and this Statement of Additional Information, the shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Trust, shareholders of a fund are entitled to receive the assets available for distribution belonging to that fund, and a proportionate distribution, based upon the relative asset values of the respective Funds, of any general assets not belonging to any particular Fund which are available for distribution.

Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Funds shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each Fund affected by the matter. For purposes of determining whether the approval of a majority of the outstanding shares of the Funds will be required in connection with a matter, the Funds will be deemed to be affected by a matter unless it is clear that the interests of each Fund in the matter are identical, or that the matter does not affect any interest of the Funds. Under Rule 18f-2, the approval of an investment advisory agreement or any change in investment policy would be acted effectively upon with respect to the Funds only if approved by a majority of the outstanding shares of the Funds. However, Rule 18f-2 also provides that the approval of principal underwriting contracts and the election of Trustees may be effectively acted upon by shareholders of the Trust voting without regard to series.

Under Massachusetts law, shareholders, under certain circumstances, could be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims liability of the shareholders, Trustees or officers of the Trust for acts or obligations of the Trust, which are binding only on the assets and property of the Trust, and requires that notice of the disclaimer be given in each contract or obligation entered into or executed by the Trust or the Trustees. The Declaration of Trust provides for indemnification out of Trust property for all loss and expense of any shareholder held personally liable for the obligations of the Trust. The risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations, and thus should be considered remote.

CONTROL OF PERSONS & PRINCIPAL HOLDERS OF SECURITIES

A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of a Fund. A control person is one who owns, either directly or indirectly, more than 25% of the voting securities of a Fund or acknowledges the existence of such control. As a controlling shareholder, each of these persons could control the outcome of any proposal submitted to the shareholders for approval, including changes to the Fund’s fundamental policies or the terms of the management agreement with the Adviser. Ms. Santini is Managing Director of Boston Trust Walden Company, which has discretionary voting and investment authority over Fund shares held in client discretionary accounts. Ms. Santini also owns over 10% of the outstanding shares of Boston Trust Walden Corporation, the parent company of Boston Trust Walden Company. As a result, Ms. Santini and/or the Boston Trust Walden Company may be deemed to have control over certain Funds.

The following tables set forth information concerning such persons that, to the knowledge of the Trust’s Board of Trustees, owned, of record or beneficially, at least five percent of a Fund’s shares as [     ], 2021:

Fund/Class	No. of Shares	Percent of The Class Total Assets Held By The Shareholder
100 - Boston Trust Walden Small Cap Fund

101 - Boston Trust Midcap Fund

102 - Boston Trust Asset Management Fund

103 - Boston Trust Equity Fund

104 - Boston Trust SMID Cap Fund

200 - Boston Trust Walden Equity Fund

202 - Boston Trust Walden Balanced Fund

203 - Boston Trust Walden Midcap Fund

204 - Boston Trust Walden SMID Cap Fund

205 - Boston Trust Walden International Equity Fund

The Trustees and officers, as a group, owned less than 1% of each Fund’s outstanding shares.

VOTE OF A MAJORITY OF THE OUTSTANDING SHARES

As used in the Prospectus and this Statement of Additional Information, a "vote of a majority of the outstanding Shares" of the Funds means the affirmative vote, at a meeting of Shareholders duly called, of the lesser of (a) 67% or more of the votes of shareholders of that Fund present at a meeting at which the holders of more than 50% of the votes attributable to shareholders of record of that Fund are represented in person or by proxy, or (b) the holders of more than 50% of the outstanding votes of Shareholders of that Fund.

ADDITIONAL TAX INFORMATION

Set forth below is a discussion of certain U.S. federal income tax issues concerning the Funds and the purchase, ownership, and disposition of Fund shares. This discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant to shareholders in light of their particular circumstances. This discussion is based upon present provisions of the Internal Revenue Code of 1986, as amended (the "Code"), the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership, or disposition of the Funds’ shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

Each of the Funds is treated as a separate entity for federal income tax purposes and intends each year to qualify and elect to be treated as a "regulated investment company" under the Code, for so long as such qualification is in the best interest of that Fund’s shareholders. To qualify as a regulated investment company, each Fund must, among other things: diversify its investments within certain prescribed limits; derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies; and distribute to its shareholders at least 90% of its investment company taxable income for the year. In general, the Funds’ investment company taxable income will be its taxable income subject to certain adjustments and excluding the excess of any net long-term capital gain for the taxable year over the net short-term capital loss, if any, for such year.

A non-deductible 4% excise tax is imposed on regulated investment companies that do not distribute in each calendar year (regardless of whether they otherwise have a non-calendar taxable year) an amount equal to 98% of their ordinary income for the calendar year plus 98.2% of their capital gain net income for the one-year period ending on October 31 of such calendar year.

Although the Funds expect to qualify as a "regulated investment company" and thus to be relieved of all or substantially all of their federal income tax liability, depending upon the extent of their activities in states and localities in which their offices are maintained, in which their agents or independent contractors are located, or in which they are otherwise deemed to be conducting business, the Funds may be subject to the tax laws of such states or localities. In addition, if for any taxable year the Funds do not qualify for the special tax treatment afforded regulated investment companies, all of their taxable income may be subject to federal tax at regular corporate rates (without any deduction for distributions to their shareholders). In such event, dividend distributions would be taxable to shareholders to the extent of earnings and profits, and may be eligible for the dividends received deduction for corporations.

It is expected that each Fund will distribute annually to shareholders all or substantially all of the Fund’s net ordinary income and realized net capital gains and that such distributed net ordinary income and distributed realized net capital gains will be taxable income to shareholders for federal income tax purposes, even if paid in additional shares of the Fund and not in cash.

The excess of net long-term capital gains over short-term capital losses realized and distributed by the Funds and designated as capital gain dividends, whether paid in cash or reinvested in Fund shares, will be taxable to shareholders. Under current law, capital gain dividends recognized by a non-corporate shareholder generally will be taxed at a maximum federal income tax rate of 20%. Capital gains of corporate shareholders are taxed at the same rate as ordinary income. Each Fund will be able to separately designate distributions of any qualifying long-term capital gains or qualifying dividends earned by the Fund that would be eligible for the lower maximum rate. A shareholder would also have to satisfy a 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower rate. Distributions resulting from a Fund’s investments in bonds and other debt instruments will not generally qualify for the lower rates. Note that distributions of earnings from certain dividends paid by "qualified foreign corporations" can also qualify for the lower tax rates on qualifying dividends. Qualified foreign corporations are corporations incorporated in a U.S. possession, corporations whose stock is readily tradable on an established securities market in the U.S., and corporations eligible for the benefits of a comprehensive income tax treaty with the United States which satisfy certain other requirements. Passive foreign investment company are not treated as "qualified foreign corporations." Foreign tax credits associated with dividends from "qualified foreign corporations" will be limited to reflect the reduced U.S. tax on those dividends.

Foreign taxes may be imposed on a Fund by foreign countries with respect to its income from foreign securities, if any. Because the Funds are not expected to qualify for pass-through treatment, any such taxes will be taken as a deduction by those Funds.

The Funds may be required by federal law to withhold and remit to the U.S. Treasury 24% of taxable dividends, if any, and capital gain distributions to any shareholder, and the proceeds of redemption or the values of any exchanges of shares of the Funds by the shareholder, if such shareholder (1) fails to furnish the Trust with a correct taxpayer identification number, (2) under-reports dividend or interest income, or (3) fails to certify to the Trust that he or she is not subject to such withholding. An individual’s taxpayer identification number is his or her social security number.

An additional 3.8% Medicare tax generally will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Funds and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that any such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

Information as to the federal income tax status of all distributions will be mailed annually to each shareholder.

FATCA. Payments to a shareholder that is either a foreign financial institution (“FFI”) or a non-financial entity (“NFFE”) within the meaning of the Foreign Account Tax Compliance Ace (“FATCA”) may be subject to a generally nonrefundable 30% withholding tax on: (a) income dividends paid by a Fund and (b) certain capital gain distributions and the proceeds arising from the sale of Fund shares. FATCA withholding tax generally can be avoided: (a) by and FFI, subject to any applicable intergovernmental agreement or other exemption, if it enters into a valid agreement with the IRS to, among other requirements, report required information about certain direct and indirect ownership of foreign financial accounts held by U.S. persons with the FFI and (b) by and NFFE, if it: (i) certifies that it has no substantial U.S. persons as owners or (ii) if it does have such owners, report information relating to them. A Fund may disclose the information that it received from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documents concerning its status under FATCA.

CAPITAL LOSS CARRYFORWARDS. Net capital loss carry forwards (“CLCFs”) subject to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short-term or long-term. CLCFs that are not subject to expiration must be utilized before those that are subject to expiration. The Board does not intend to authorize a distribution of any realized gain for the Fund until any applicable CLCF has been offset or expires.

As of the end of its tax year ended December 31, 2020, the following Fund has net capital loss carryforwards (“CLCFs”) not subject to expiration as summarized in the table below.

Fund	Short Term	Long Term	Total
Boston Trust SMID Cap Fund	$—	$219,383	$219,383
Boston Trust Walden International Equity Fund	$—	$829,667	$829,667

During the year ended December 31, 2020, no Funds utilized capital loss carry forwards to offset realized capital gains.

MARKET DISCOUNT. Generally, if any of the Funds purchase a debt security (other than at original issue) at a price lower than the stated redemption price of such debt security, the excess of the stated redemption price over the purchase price is "market discount". If the amount of market discount is more than a de minimis amount, a portion of such market discount must be included as ordinary income (not capital gain) by the Funds in each taxable year in which the Funds own an interest in such debt security and receives a principal payment on it. In particular, the Funds will be required to allocate that principal payment first to the portion of the market discount on the debt security that has accrued but has not previously been includable in income. In general, the amount of market discount that must be included for each period is equal to the lesser of (i) the amount of market discount accruing during such period (plus any accrued market discount for prior periods not previously taken into account) or (ii) the amount of the principal payment with respect to such period. Generally, market discount accrues on a daily basis for each day the debt security is held by the Funds at a constant rate over the time remaining to the debt security’s maturity or, at the election of the Funds, at a constant yield to maturity which takes into account the semi-annual compounding of interest. Gain realized on the disposition of a market discount obligation must be recognized as ordinary interest income (not capital gain) to the extent of the "accrued market discount."

ORIGINAL ISSUE DISCOUNT. Certain debt securities acquired by the Funds may be treated as debt securities that were originally issued at a discount. Very generally, original issue discount is defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income on account of such discount is actually received by the Funds, original issue discount that accrues on a debt security in a given year generally is treated for federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements applicable to regulated investment companies. Some debt securities may be purchased by the Funds at a discount that exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for federal income tax purposes (see above).

OPTIONS, FUTURES AND FORWARD CONTRACTS. Any regulated futures contracts and certain options (namely, nonequity options and dealer equity options) in which the Funds may invest may be "section 1256 contracts." Gains (or losses) on these contracts generally are considered to be 60% long-term and 40% short-term capital gains or losses. Also, section 1256 contracts held by the Funds at the end of each taxable year (and on certain other dates prescribed in the Code) are "marked to market" with the result that unrealized gains or losses are treated as though they were realized.

Transactions in options, futures and forward contracts undertaken by the Funds may result in "straddles" for federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Funds, and losses realized by the Funds on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that the Funds may make with respect to its straddle positions may also affect the amount, character and timing of the recognition of gains or losses from the affected positions.

Because only a few regulations implementing the straddle rules have been promulgated, the consequences of such transactions to the Funds are not entirely clear. The straddle rules may increase the amount of short-term capital gain realized by the Funds, which is taxed as ordinary income when distributed to shareholders. Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to a fund that did not engage in such transactions.

CONSTRUCTIVE SALES. Under certain circumstances, the Funds may recognize gain from the constructive sale of an appreciated financial position. If the Funds enter into certain transactions in property while holding substantially identical property, the Funds would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon the Funds’ holding period in the property. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on the Fund’s holding period and the application of various loss deferral provisions of the Code. Constructive sale treatment does not apply to transactions closed in the 90-day period ending with the 30th day after the close of the taxable year, if certain conditions are met.

SECTION 988 GAINS OR LOSSES. Gains or losses attributable to fluctuations in exchange rates which occur between the time the Funds accrue income or other receivables or accrue expenses or other liabilities denominated in a foreign currency and the time the Funds actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of some investments, including debt securities and certain forward contracts denominated in a foreign currency, gains or losses attributable to fluctuations in the value of the foreign currency between the acquisition and disposition of the position also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as "section 988" gains or losses, increase or decrease the amount of the Funds’ investment company taxable income available to be distributed to its shareholders as ordinary income. If section 988 losses exceed other investment company taxable income during a taxable year, the Funds would not be able to make any ordinary dividend distributions, or distributions made before the losses were realized would be recharacterized as a return of capital to Shareholders, rather than as an ordinary dividend, reducing each shareholder’s basis in his or her Fund shares.

PASSIVE FOREIGN INVESTMENT COMPANIES. The Funds may invest in shares of foreign corporations that may be classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets, or 75% or more of its gross income is investment-type income. If the Funds receive a so-called "excess distribution" with respect to PFIC stock, the Funds themselves may be subject to a tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Funds to shareholders. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Funds held the PFIC shares. The Funds will themselves be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Fund taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

The Funds may be eligible to elect alternative tax treatment with respect to PFIC shares. Under an election that currently is available in some circumstances, the Funds would be required to include in their gross income their share of the earnings of a PFIC on a current basis, regardless of whether distributions were received from the PFIC in a given year. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, another election would involve marking to market the Funds’ PFIC shares at the end of each taxable year, with the result that unrealized gains would be treated as though they were realized and reported as ordinary income. Any mark-to-market losses and any loss from an actual disposition of PFIC shares would be deductible as ordinary losses to the extent of any net mark-to-market gains included in income in prior years.

YIELDS AND TOTAL RETURNS

YIELD CALCULATIONS. Yields on each Fund’s shares are computed by dividing the net investment income per share (as described below) earned by the Fund during a 30-day (or one month) period by the maximum offering price per share on the last day of the period and annualizing the result on a semi-annual basis by adding one to the quotient, raising the sum to the power of six, subtracting one from the result and then doubling the difference. The net investment income per share of a Fund earned during the period is based on the average daily number of shares of that Fund outstanding during the period entitled to receive dividends and includes dividends and interest earned during the period minus expenses accrued for the period, net of reimbursements. This calculation can be expressed as follows:

a - b

Yield = 2 [(cd + 1)exp(6) - 1]

Where:     a = dividends and interest earned during the period.

  b = expenses accrued for the period (net of reimbursements).

  c = the average daily number of Shares outstanding during the period that were entitled to receive dividends.

  d = maximum offering price per Share on the last day of the period.

For the purpose of determining net investment income earned during the period (variable "a" in the formula), dividend income on equity securities held by a Fund is recognized by accruing 1/360 of the stated dividend rate of the security each day that the security is held by the Fund. Interest earned on any debt obligations held by the Fund is calculated by computing the yield to maturity of each obligation held by the Fund based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day of each month, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest) and dividing the result by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent month that the obligation is held by the Fund. For purposes of this calculation, it is assumed that each month contains 30 days. The maturity of an obligation with a call provision is the next call date on which the obligation reasonably may be expected to be called or, if none, the maturity date. With respect to debt obligations purchased at a discount or premium, the formula generally calls for amortization of the discount or premium. The amortization schedule will be adjusted monthly to reflect changes in the market values of such debt obligations.

Undeclared earned income will be subtracted from the net asset value per share (variable "d" in the formula). Undeclared earned income is the net investment income which, at the end of the base period, has not been declared as a dividend, but is reasonably expected to be and is declared as a dividend shortly thereafter.

During any given 30-day period, the Adviser and the Administrator may voluntarily waive all or a portion of their fees with respect to a Fund. Such waiver would cause the yield of a Fund to be higher than it would otherwise be in the absence of such a waiver.

TOTAL RETURN CALCULATIONS. Average annual total return is a measure of the change in value of an investment in a Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in Shares of that Fund immediately rather than paid to the investor in cash. A Fund computes the average annual total return by determining the average annual compounded rates of return during specified periods that equate the initial amount invested to the ending redeemable value of such investment. This is done by dividing the ending redeemable value of a hypothetical $1,000 initial payment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result. This calculation can be expressed as follows:

Average Annual

Total Return          = [(ERV/P)exp(1/n)-1]

Where: ERV	= ending redeemable value at the end of the period covered by the computation of a hypothetical $1,000 payment made at the beginning of the period.

P	= hypothetical initial payment of $1,000.

n	= period covered by the computation, expressed in terms of years.

The Funds compute their aggregate total return by determining the aggregate compounded rate of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

Aggregate Total Return = [(ERV/P)-1]

ERV	= ending redeemable value at the end of the period covered by the computation of a hypothetical $1,000 payment made at the beginning of the period.

P	= hypothetical initial payment of $1,000.

The calculations of average annual total return and aggregate total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period. The ending redeemable value (variable "ERV" in each formula) is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations.

The Funds compute their average annual total return after taxes on distributions by determining the average annual compounded rates of return during specified periods that equate the initial amount invested to the ending redeemable value of such investment after taxes on fund distributions but not after taxes on redemptions. This is done by dividing the ending redeemable value after taxes on fund distributions of a hypothetical $1,000 initial payment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result. This calculation can be expressed as follows:

Average Annual Total Return After Taxes

(after taxes on distributions)   = [(ATV(D)/P)exp(1/n)-1]

Where:	P	= a hypothetical initial payment of $1,000.

n	= number of years.

ATV(D)	= ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of such periods after taxes on fund distributions but not after taxes on redemption.

The Funds compute their average annual total return after taxes on distributions and redemptions by determining the average annual compounded rates of return during specified periods that equate the initial amount invested to the ending redeemable value of such investment after taxes on fund distributions and redemptions. This is done by dividing the ending redeemable value after taxes on fund distributions and redemptions of a hypothetical $1,000 initial payment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result. This calculation can be expressed as follows:

Average Annual Total Return After Taxes

(after taxes on distributions and redemptions) = [(ATV(DR)/P)exp 1/n -1]

Where:	P	= a hypothetical initial payment of $1,000.

n	= number of years.

ATV(DR)	= ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of such periods, after taxes on fund distributions and redemption.

Performance of Predecessor Collective Investment Fund. The Boston Trust Walden Small Cap Fund commenced operations on December 16, 2005, subsequent to the transfer of assets from a collective investment fund ("Collective Fund") operated by the Adviser with substantially similar investment objectives, policies and guidelines. The performance data for the Boston Trust Walden Small Cap Fund includes the performance of the Collective Fund for periods prior to the Boston Trust Walden Small Cap Fund’s commencement of operations as adjusted to reflect the expenses of the Fund.

PERFORMANCE COMPARISONS

Investors may analyze the performance of the Funds by comparing them to the performance of other mutual funds or mutual fund portfolios with comparable investment objectives and policies through various mutual fund or market indices such as those prepared by Dow Jones & Co., Inc. and Standard & Poor’s Corporation and to data prepared by Lipper Analytical Services, Inc., a widely recognized independent service which monitors the performance of mutual funds. Comparisons may also be made to indices or data published in Money Magazine, Forbes, Barron’s, The Wall Street Journal, Morningstar, Inc., Ibbotson Associates, CDA/Wiesenberger, The New York Times, Business Week, USA Today and local periodicals. In addition to performance information, general information about these Funds that appears in a publication such as those mentioned above may be included in advertisements, sales literature and reports to shareholders. The Funds may also include in advertisements and reports to shareholders information discussing the performance of the Adviser in comparison to other investment advisers.

From time to time, the Trust may include the following types of information in advertisements, supplemental sales literature and reports to shareholders: (1) discussions of general economic or financial principles (such as the effects of inflation, the power of compounding and the benefits of dollar cost averaging); (2) discussions of general economic trends; (3) presentations of statistical data to supplement such discussions; (4) descriptions of past or anticipated portfolio holdings for one or more of the Funds within the Trust; (5) descriptions of investment strategies for one or more of such Funds; (6) descriptions or comparisons of various investment products, which may or may not include the Funds; (7) comparisons of investment products (including the Funds) with relevant market or industry indices or other appropriate benchmarks; (8) discussions of fund rankings or ratings by recognized rating organizations; and (9) testimonials describing the experience of persons that have invested in one or more of the Funds. The Trust may also include calculations, such as hypothetical compounding examples, which describe hypothetical investment results in such communications. Such performance examples must state clearly that they are based on an express set of assumptions and are not indicative of the performance of any Fund.

Current yields or total return will fluctuate from time to time and may not be representative of future results. Accordingly, a Fund’s yield or total return may not provide for comparison with bank deposits or other investments that pay a fixed return for a stated period of time. Yield and total return are functions of a Fund’s quality, composition and maturity, as well as expenses allocated to such Fund.

PROXY VOTING

The Board of Trustees has adopted proxy voting policies and procedures, pursuant to which the Board of Trustees has delegated proxy voting responsibility to the Adviser and adopted the Adviser’s proxy voting policies and procedures (the "Policy") which are described below. The Trustees will review each Fund’s proxy voting records from time to time and will annually consider approving the Policy for the upcoming year. In the event that a conflict of interest arises between a Fund’s shareholders and the Adviser or any of its affiliates or any affiliate of the Fund, the Adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Board of Trustees. A committee of the Board of Trustees with responsibility for proxy oversight will instruct the Adviser on the appropriate course of action.

The Policy is designed to promote accountability of a company’s management to its shareholders and to align the interests of management with those of shareholders. The Adviser generally reviews each matter on a case-by-case basis in order to make a determination of how to vote in a manner that best serves the interests of Fund shareholders. The Adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweigh the benefits derived from exercising the right to vote. In addition, the Adviser will monitor situations that may result in a conflict of interest between a Fund’s shareholders and the Adviser or any of its affiliates or any affiliate of the Fund by maintaining a list of significant existing and prospective corporate clients. Information on how the Funds voted proxies relating to portfolio securities during the 12 month period ended June 30th each year is available (1) without charge, upon request, by calling 1-800-282-8782, ext. 7050, (2) on the Funds’ Form N-PX on the SEC’s website at http://www.sec.gov., or (3) on the Funds’ website at www.bostontrustwalden.com.

DISCLOSURE OF FUND PORTFOLIO HOLDINGS

The Board of Trustees has adopted policies and procedures for the public and nonpublic disclosure of the Funds’ portfolio securities. A complete list of the Funds’ portfolio holdings is made publicly available on a quarterly basis through filings made with the SEC on Forms N-CSR and N-PORT. The Adviser may make Fund holdings available more frequently than quarterly on the Funds’ website at www.bostontrustwalden.com. As a general matter, in order to protect the confidentiality of the Funds’ portfolio holdings, no information concerning the portfolio holdings of the Funds may be disclosed to any unaffiliated third party except: (1) to service providers that require such information in the course of performing their duties (such as the Funds’ custodian, fund accountants, investment adviser, administrator, independent public accountants, attorneys, officers and trustees and each of their respective affiliates and advisors) and are subject to a duty of confidentiality; (2) in marketing materials; or (3) pursuant to certain enumerated exceptions that serve a legitimate business purpose. These exceptions include: (1) disclosure of portfolio holdings only after such information has been publicly disclosed, (2) in response to requests for proposals (RFPs) from consultants or potential clients that request holdings information as of a certain date and for certain periods that may be more frequent than the parameters set out above, provided such requests are on a one-time basis and do not result in continued receipt of data, and such information is provided subject to the confidentiality conditions discussed below and the data is used for legitimate business purposes; and (3) to third-party vendors, such as Morningstar Investment Services, Inc. and Lipper Analytical Services that (a) agree to not distribute the portfolio holdings or results of the analysis to third parties, other departments or persons who are likely to use the information for purposes of purchasing or selling the Funds before the portfolio holdings or results of the analysis become publicly available; and (b) sign a written confidentiality agreement, or where the Board of Trustees has determined that the policies of the recipient are adequate to protect the information that is disclosed. The confidentiality agreement must provide, among other things, that the recipient of the portfolio holdings information agrees to limit access to the portfolio information to its employees (and agents) who, on a need to know basis, are (1) authorized to have access to the portfolio holdings information and (2) subject to confidentiality obligations, including duties not to trade on non-public information, no less restrictive than the confidentiality obligations contained in the confidentiality agreement. Such disclosures must be authorized by the President or Chief Compliance Officer of the Adviser and shall be reported periodically to the Board of Trustees.

The Adviser may disclose any views, opinions, judgement, advice or commentary, or any analytical, statistical, performance, or other information, in connection with or relating to a Fund or its portfolio holdings and/or other investment positions (collectively, commentary and analysis) or any changes in the portfolio holdings of a Fund that occurred after the most recent release of portfolio information to any person if (1) such disclosure serves a legitimate business purpose, (2) such disclosure doses not effectively result in the disclosure of the complete portfolio holdings of any Fund and (3) such information does not constitute material non-public information. Such disclosure must be authorized by the President or Chief Compliance Officer of the Adviser and shall be reported periodically to the Board of Trustees. Neither the Funds nor the Adviser may enter into any arrangement providing for the disclosure of non-public portfolio holding information for the receipt of compensation or benefit of any kind. Any exceptions to the policies and procedures may only be made by the consent of a majority of the Board of Trustees upon a determination that such disclosure serves a legitimate business purpose and is in the best interests of the Funds. Any amendments to these policies and procedures must be approved and adopted by the Board of Trustees. The Board of Trustees may, on a case-by-case basis, impose additional restrictions on the dissemination of portfolio holdings information beyond those found in the policies and procedures, as necessary.

MISCELLANEOUS

Individual Trustees are generally elected by the shareholders and, subject to removal by the vote of two-thirds of the Board of Trustees, serve for a term lasting until the next meeting of shareholders at which Trustees are elected. Such meetings are not required to be held at any specific intervals.

The Trust is registered with the SEC as an investment management company. Such registration does not involve supervision by the SEC of the management or policies of the Trust.

The Prospectus and this Statement of Additional Information are not an offering of the securities herein described in any state in which such offering may not lawfully be made. No salesperson, dealer, or other person is authorized to give any information or make any representation other than those contained in the Prospectus and this Statement of Additional Information.

FINANCIAL STATEMENTS

The financial statements of each Fund appearing in the Funds’ Annual Report to Shareholders for the fiscal period ended December 31, 2020 have been audited by Cohen & Company, Ltd., the Funds’ independent registered public accounting firm, and are incorporated herein by reference.

PART C

OTHER INFORMATION

ITEM 28. EXHIBITS

(a)(1)	Amended and Restated Declaration of Trust dated as of February 25, 2020 (23)
(a)(2)	Amendment to the Declaration of Trust approved August 18, 2020 (23)
(b)(1)	By-Laws (22)
(c)	Certificates for Shares are not issued. Articles IV, V, VI and VII of the Declaration of Trust, filed as Exhibit (a) hereto, define rights of holders of Shares
(d)(1)	Investment Advisory Agreement between Registrant and Boston Trust Investment Management, Inc. (3)
(d)(2)	Amendment to Investment Advisory Agreement dated May 24, 2012 (11)
(d)(3)	Amendment to Investment Advisory Agreement dated June 9, 2015 (15)
(d)(4)	Amendment to Investment Advisory Agreement dated March 1, 2018 (17)
(d)(5)	Amendment to Investment Advisory Agreement dated August 14, 2019 (20)
(d)(6)	Amendment to Investment Advisory Agreement dated August 18, 2020 (23)
(e)(1)	Distribution Agreement between Registrant and Foreside Financial Group, LLC dated August 12, 2016 (16)
(e)(2)	Novation of Distribution Agreement dated February 28, 2017 (16)
(e)(3)	Amendment to the Distribution Agreement dated September 4, 2019 (20)
(e)(4)	Second Amendment to the Distribution Agreement dated August 18, 2020 (23)
(f)	Not Applicable
(g)(1)	Custody Agreement between Registrant and Boston Trust & Investment Management Company (formerly United States Trust Company of Boston) (1)
(g)(2)	Amended Schedule A to the Custody Agreement dated August 12, 2011 (10)
(g)(3)	Amendment to Custody Agreement dated May 24, 2012 (11)
(g)(4)	Amendment to Custody Agreement dated March 16, 2016 (15)
(g)(5)	Amendment to Custody Agreement dated September 4, 2019 (20)
(g)(6)	Amendment to Custody Agreement dated August 18, 2020 (23)
(g)(7)	Global Custodial Services Agreement between the Registrant and Citibank, N.A. dated June 9, 2015 (14)
(g)(8)	Amendment to Global Custodial Services Agreement dated January 1, 2019 (18)
(g)(9)	Amendment to Global Custodial Services Agreement dated September 4, 2019 (20)
(g)(10)	Amendment to Global Custodial Services Agreement dated August 18, 2020 (23)
(h)(1)	Services Agreement between the Registrant and Citi Fund Services Ohio, Inc. effective as of June 30, 2016 (16)
(h)(2)	Amendment to the Services Agreement effective as of June 1, 2018 (17)
(h)(3)	Amendment to the Services Agreement effective January 1, 2019 (18)

(h)(4)	Amendment to the Services Agreement dated September 4, 2019 (20)
(h)(5)	Amendment to the Services Agreement dated August 18, 2020 (23)
(h)(6)	Transfer Agency Agreement between the Registrant and United States Trust Company of Boston Management Company (4)
(h)(7)	Amendment to Transfer Agency Agreement dated May 24, 2012 (11)
(h)(8)	Amended Schedule A to Transfer Agency Agreement (16)
(h)(9)	Amendment to Transfer Agency Agreement dated September 4, 2019 (20)
(h)(10)	Amendment to Transfer Agency Agreement dated August 18, 2020 (23)
(h)(11)	Amended and Restated Sub-Transfer Agency Agreement between Registrant, Boston Trust & Investment Management, Inc. and Citi Fund Services Ohio, Inc. (8)
(h)(12)	Amendment to Amended and Restated Sub-Transfer Agency Agreement dated May 20, 2015 (evidencing assignment to SunGard Investor Services, LLC) (14)
(h)(13)	Amendment to Sub-Transfer Agency Agreement dated September 4, 2019 (evidencing acquisition by FIS Investors Services, LLC) (20)
(h)(14)	Amendment to Sub-Transfer Agency Agreement dated August 18, 2020 (evidencing acquisition by FIS Investors Services, LLC) (23)
(h)(15)	Expense Limitation Agreement between the Registrant and Boston Trust & Investment Management, Inc. (24)
(h)(16)	Amendment to Expense Limitation Agreement dated August 14, 2019 (23)
(h)(17)	Amendment to Expense Limitation Agreement dated September 4, 2019 (20)
(h)(18)	Amendment to Expense Limitation Agreement dated August 18, 2020 (23)
(h)(19)	Amendment to Expense Limitation Agreement dated December 4, 2020 (24)
(h)(20)	Compliance Services Agreement between Registrant and Citi Fund Services Ohio, Inc. dated as of June 30, 2016 (16)
(h)(21)	Amendment to the CCO Agreement between the Trust and Citi Fund Services Ohio, Inc. dated September 4, 2019 (20).
(h)(22)	Amended Shareholder Servicing Plan (14)
(h)(23)	Shareholder Services Plan dated December 6, 2007, as amended (23)
(i)(1)	Opinion of Counsel (13)
(i)(2)	Consent of Counsel is to be filed by subsequent amendment
(j)	Consent of Independent Registered Public Accounting Firm is to be filed by subsequent amendment
(k)	Not Applicable
(l)	Not Applicable
(m)	Not Applicable
(n)	Not Applicable
(o)	Not Applicable
(p)(1)	Code of Ethics of Registrant (2)
(p)(2)	(Second) Code of Ethics (the Citi Fund Services Ohio, Inc. Code of Ethics) for Officers of the Registrant (24)
(p)(3)	Code of Ethics of Foreside Financial Group, LLC (16)
(p)(4)	Code of Ethics of Boston Trust Walden Inc. (24)
(q)(1)	Powers of Attorney (5)
(q)(2)	Power of Attorney for Ms. McGeveran (16)

(1)	Filed with Post-Effective Amendment No. 51 on June 18, 1999 and incorporated by reference herein.
(2)	Filed with Post-Effective Amendment No. 103 on July 28, 2004 and incorporated by reference herein.
(3)	Filed with Post-Effective Amendment No. 111 on August 2, 2005 and incorporated by reference herein.
(4)	Filed with Post-Effective Amendment No. 118 on December 16, 2005 and incorporated by reference herein.
(5)	Filed with Post-Effective Amendment No. 126 on July 27, 2007 and incorporated by reference herein.
(6)	Filed with Post-Effective Amendment No. 123 on July 11, 2007 and incorporated by reference herein.
(7)	Filed with Post-Effective Amendment No. 133 on August 19, 2008 and incorporated by reference herein.
(8)	Filed with Post-Effective Amendment No. 136 on July 27, 2010 and incorporated by reference herein.
(9)	Filed with Post-Effective Amendment No. 137 on May 18, 2011 and incorporated by reference herein.
(10)	Filed with Post-Effective Amendment No. 140 on September 8, 2011 and incorporated by reference herein.
(11)	Filed with Post-Effective Amendment No. 143 on July 27, 2012 and incorporated by reference herein.
(12)	Filed with Post-Effective Amendment No. 145 on May 17, 2013 and incorporated by reference herein.
(13)	Filed with Post-Effective Amendment No. 149 on September 27, 2013 and incorporated by reference herein.
(14)	Filed with Post-Effective Amendment No. 153 on July 28, 2015 and incorporated by reference herein.
(15)	Filed with Post-Effective Amendment No. 155 on May 31, 2016 and incorporated by reference herein.
(16)	Filed with Post-Effective Amendment No. 158 on April 18, 2017 and incorporated by reference herein.
(17)	Filed with Post-Effective Amendment No. 160 on April 24, 2018 and incorporated by reference herein.
(18)	Filed with Post-Effective Amendment No. 162 on February 15, 2019 and incorporated by reference herein.
(19)	Filed with Post-Effective Amendment No. 163 on April 16, 2019 and incorporated by reference herein.
(20)	Filed with Post-Effective Amendment No. 165 on September 4, 2019 and incorporated by reference herein.
(21)	Filed with Post-Effective Amendment No. 167 on February 4, 2020 and incorporated by reference herein.
(22)	Filed with Post-Effective Amendment No. 169 on April 23, 2020 and incorporated by reference herein.
(23)	Filed with Post-Effective Amendment No. 171 on September 16, 2020 and incorporated by reference herein.
(24)	Filed with Post-Effective Amendment No. 172 on April 22, 2021 and incorporated by reference herein.

ITEM 29.	PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

Not applicable.

ITEM 30.	INDEMNIFICATION

Article IV of the Registrant’s Declaration of Trust states as follows:

SECTION 4.3. MANDATORY INDEMNIFICATION.

(a)        Subject to the exceptions and limitations contained in paragraph

(b)        below:

(i)	every person who is, or has been, a Trustee or officer of the Trust shall be indemnified by the Trust to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suitor proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof; and (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and the words "liability" and "expenses" shall include, without limitation, attorneys fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b)	No indemnification shall be provided hereunder to a Trustee or officer:

(i) against any liability to the Trust, a Series thereof, or the Shareholders by reason of a final adjudication by a court or other body before which a proceeding was brought that he engaged in willful misfeasance, bad faith, Gross negligence or reckless disregard of the duties involved in the conduct of his office;

(ii) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

(iii) in the event of a settlement or other disposition not involving a final adjudication as provided in paragraph (b)(i) or (b)(ii) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office:

(A)	by the court or other body approving the settlement or other disposition; or
(B)	based upon a review of readily available facts (as opposed to a full trial-type inquiry) by (1) vote of a majority of the Disinterested Trustees acting on the matter(provided that a majority of the Disinterested Trustees then in office acts on the matter) or (2) written opinion of independent legal counsel.

(c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors, administrators and assigns of such person. Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust other than Trustees and officers may be entitled by contractor otherwise under law.

(d) Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 4.3 may be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4.3, provided that either:

(i) such undertaking is secured by a surety bond or some other appropriate security provided by the recipient, or the Trust shall be insured against losses arising out of any such advances; or

(ii) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees acts on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

As used in this Section 4.3, a "Disinterested Trustee" is one who is not (i) an Interested Person of the Trust (including anyone who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), or (ii) involved in the claim, action, suit or proceeding.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act, and therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 31.	BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

(a)	Boston Trust Walden Inc., Boston, Massachusetts, is the investment adviser for the Funds. The business and other connections of Boston Trust Walden Inc. are set forth in the Uniform Application for Investment Adviser Registration ("Form ADV") of Boston Trust Walden Inc. as currently filed with the SEC which is incorporated by reference herein.

ITEM 32.	FORESIDE FINANCIAL SERVICES, LLC (f/k/a BHIL Distributors, LLC)

(a)	Foreside Financial Services, LLC (f/k/a BHIL Distributors, LLC) (the “Distributor”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

a.	2d Vote Funds
b.	13D Activist Fund, Series of Northern Lights Fund Trust
c.	AAMA Equity Fund, Series of Asset Management Fund
d.	AAMA Income Fund, Series of Asset Management Fund
e.	Advisers Investment Trust
f.	AltShares Trust
g.	BMO Funds, Inc.
h.	BMO LGM Frontier Markets Equity Fund
i.	Boston Trust Walden Funds
j.	Bow River Capital Evergreen Fund
k.	Conversus StepStone Private Markets
l.	Cook & Bynum Funds Trust
m.	Datum One Series Trust
n.	Diamond Hill Funds
o.	Driehaus Mutual Funds
p.	Emles Trust
q.	FlowStone Opportunity Fund
r.	Inspire 100 ETF, Series of Northern Lights Fund Trust IV
s.	Inspire Corporate Bond Impact ETF, Series of Northern Lights Fund Trust IV
t.	Inspire Faithward Large Cap Momentum ESG ETF, Series of Northern Lights Fund Trust IV
u.	Inspire Faithward Mid Cap Momentum ESG ETF, Series of Northern Lights Fund Trust IV
v.	Inspire Global Hope ETF, Series of Northern Lights Fund Trust IV
w.	Inspire International ESG ETF, Series of Northern Lights Fund Trust IV
x.	Inspire Small Mid Cap Impact ETF, Series of Northern Lights Fund Trust IV
y.	Inspire Tactical Balanced ESG ETF, Series of Northern Lights Fund Trust IV
z.	Pax World Funds Series Trust
aa.	Pax World Funds Series Trust III
bb.	Praxis Mutual Funds
cc.	Primark Private Equity Investments Fund
dd.	Rimrock Funds Trust
ee.	SA Funds – Investment Trust
ff.	Sequoia Fund, Inc.
gg.	Simplify Exchange Traded Funds
hh.	Siren ETF Trust
ii.	Towpath Focus Fund, Series of MSS Series Trust
jj.	Towpath Technology Fund, Series of MSS Series Trust

(b)	The following are the Officers and Manager of the Distributor. The Distributor’s main business address is Three Canal Plaza, Suite 100, Portland, Maine 04101.

NAME	PRINCIPAL BUSINESS ADDRESS	POSITION with underwriter	POSITION with registrant
Richard J. Berthy	Three Canal Plaza, Suite 100 Portland, ME 04101	President, Treasurer and Manager	None
Mark A. Fairbanks	Three Canal Plaza, Suite 100 Portland, ME 04101	Vice President	None
Teresa Cowan	111 E. Kilbourn Avenue, Suite 2200 Milwaukee, WI 53202	Vice President	None
Jennifer K. DiValerio	899 Cassatt Road, 400 Berwyn Park, Suite 110, Berwyn, PA 19312	Vice President	None
Susan K Moscaritolo	899 Cassatt Road, 400 Berwyn Park, Suite 110, Berwyn, PA 19312	Vice President and Chief Compliance Officer	None
Jennifer E. Hoopes	Three Canal Plaza, Suite 100 Portland, ME 04101	Secretary	None

(c)	Not Applicable

ITEM 33.	LOCATION OF ACCOUNTS AND RECORDS

(a)	The accounts, books, and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and rules promulgated thereunder are in the possession of Boston Trust Walden Inc., One Beacon Street, Boston, Massachusetts, 02108 (records relating to its function as investment adviser); Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, Ohio 43219 (records relating to its functions as administrator), Foreside Financial Services, LLC, Three Canal Plaza, Suite 100, Portland, ME 04101 (records relating to its role as distributor) and Boston Trust Walden Company, One Beacon Street, Boston, Massachusetts, 02108 (records relating to its function as custodian and transfer agent).

ITEM 34.	MANAGEMENT SERVICES

Not Applicable.

ITEM 35.	UNDERWRITER

None

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant certifies that it has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston in the Commonwealth of Massachusetts on the 4th day of May, 2021.

BOSTON TRUST WALDEN FUNDS

By:	/s/ Lucia Santini
Lucia Santini
President

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE	TITLE	DATE
/s/ Diane E. Armstrong	Trustee	May 4, 2021
Diane E. Armstrong*
/s/ Michael M. Van Buskirk	Trustee	May 4, 2021
Michael M. Van Buskirk*
/s/ Elizabeth E. McGeveran	Trustee	May 4, 2021
Elizabeth E. McGeveran*
/s/ Lucia B. Santini	Trustee and President Principal Executive Officer	May 4, 2021
Lucia B. Santini
/s/ Heidi Soumerai	Trustee	May 4, 2021
Heidi Soumerai
/s/ Jennifer Ellis	Treasurer Principal Financial and Accounting Officer	May 4, 2021
Jennifer Ellis*

By:	/s/ Michael V. Wible
Michael V. Wible, as attorney-in-fact

* Pursuant to power of attorney